UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22027

                                         FundVantage Trust

(Exact name of registrant as specified in charter)

301 Bellevue Parkway

                                     Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Joel L. Weiss

JW Fund Management LLC

100 Springdale Rd., Suite A3-416

                                     Cherry Hill, NJ 08003

(Name and address of agent for service)

Registrant’s telephone number, including area code: 856-528-3500

Date of fiscal year end: April 30

Date of reporting period: October 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

of

FundVantage Trust

Class A

Class C

Institutional Class

SEMI-ANNUAL REPORT

October 31, 2021

(Unaudited)

IMPORTANT NOTE: As permitted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports are no longer sent by mail, unless you specifically request paper copies of the shareholder reports from the Fund or from your financial intermediary. Instead, shareholder reports are available on the EIC Value Fund’s website (www.eicatlanta.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future shareholder reports in paper, free of charge. To elect to receive paper copies of shareholder reports through the mail or otherwise change your delivery method, contact your financial intermediary or, if you hold your shares directly through the Fund, call toll-free at (855) 430-6487 or write to:

EIC Value Fund

FundVantage Trust

c/o BNY Mellon Investment Servicing

P.O. Box 9829

Providence, RI 02940-8029

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

EIC VALUE FUND

Semi-Annual Report

Performance Data

October 31, 2021

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2021
	Six Months†	1 Year	3 Years	5 Years	10 Years
Class A (with sales charge)	-0.06%	40.57%	12.46%	11.05%	9.93%
Class A (without sales charge)	5.77%	48.73%	14.59%	12.31%	10.55%
Russell 3000® Value Index	5.33%	44.97%	13.85%	12.41%	12.79%
S&P 500® Index	10.91%	42.91%	21.48%	18.93%	16.21%

Average Annual Total Returns for the Periods Ended October 31, 2021
	Six Months†	1 Year	3 Years	5 Years	10 Years
Class C (with CDSC charge)	4.34%	46.64%	13.71%	11.46%	9.72%
Class C (without CDSC charge)	5.34%	47.64%	13.71%	11.46%	9.72%
Russell 3000® Value Index	5.33%	44.97%	13.85%	12.41%	12.79%
S&P 500® Index	10.91%	42.91%	21.48%	18.93%	16.21%

Average Annual Total Returns for the Periods Ended October 31, 2021
	Six Months†	1 Year	3 Years	5 Years	10 Years
Institutional Class	5.89%	49.11%	14.86%	12.58%	10.82%
Russell 3000® Value Index	5.33%	44.97%	13.85%	12.41%	12.79%
S&P 500® Index	10.91%	42.91%	21.48%	18.93%	16.21%

†	Not Annualized.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (855) 430-6487.

The returns shown for Class A shares reflect a deduction for the maximum front-end sales charge of 5.50%. The returns shown for Class C shares reflect a maximum deferred sales charge of 1.00%. All of the Fund’s share classes apply a 2.00% fee to the value of shares redeemed within 30 days of purchase. This redemption fee is not reflected in the returns shown above. As stated in the current prospectus dated September 1, 2021, the Fund’s “Total Annual Fund Operating Expenses” are 1.33%, 2.08% and 1.08%, and the Fund’s “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” are 1.19%, 1.94% and 0.94% for Class A shares, Class C shares and Institutional Class Shares, respectively, of the Fund Class’ average daily net assets. The ratios may differ from the actual expenses incurred by the Fund for the period covered by this report. Equity Investment Corporation (the “Adviser”) has contractually agreed to waive or otherwise reduce its annual compensation received from the Fund to the extent necessary to ensure that the Fund’s “Total Annual Fund Operating Expenses,” excluding taxes, fees and expenses attributable to a distribution or service plan adopted by FundVantage Trust (the “Trust”), “Acquired Fund Fees and Expenses,” interest, extraordinary items and brokerage commissions, do not exceed 0.95% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2022, unless the Board of Trustees of the Trust approves its earlier termination. Subject to approval by the Board of Trustees, the Adviser may recoup any expenses or fees it has reimbursed within a three-year period from the date on which the Adviser reduced its compensation and/or assumed expenses of the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.

Mutual fund investing involves risk, including possible loss of principal. Value investing involves the risk that the Fund’s investing in companies believed to be undervalued will not appreciate as anticipated. The Fund may invest in the stocks of smaller- and medium-sized companies which may be more vulnerable to adverse business or economic events than larger, more established companies.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500 (“S&P 500®”) Index and the Russell 3000® Value Index. The S&P 500® is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. The Russell 3000® Value Index is an unmanaged index that measures the

1

EIC VALUE FUND

Semi-Annual Report

Performance Data (Concluded)

October 31, 2021

(Unaudited)

performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000® Value Index companies with lower price-to-book ratios and lower forecasted growth rates. It is impossible to invest directly in an index.

2

EIC VALUE FUND

Fund Expense Disclosure

October 31, 2021

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (if any) or redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees (if any) and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from May 1, 2021 through October 31, 2021 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments (if any) or redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2021	Ending Account Value October 31, 2021	Expenses Paid During Period*
EIC Value Fund
Class A
Actual	$1,000.00	$1,057.70	$6.22
Hypothetical (5% return before expenses)	1,000.00	1,019.16	6.11
Class C
Actual	$1,000.00	$1,053.40	$10.09
Hypothetical (5% return before expenses)	1,000.00	1,015.38	9.91
Institutional Class
Actual	$1,000.00	$1,058.90	$4.93
Hypothetical (5% return before expenses)	1,000.00	1,020.42	4.84

*

Expenses are equal to the Fund’s annualized expense ratio for the six-month period ended October 31, 2021 of 1.20%, 1.95%, and 0.95% for Class A, Class C, and Institutional Class shares, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The Fund’s ending account values on the first line in each table are based on the actual six-month total returns for the Fund of 5.77%, 5.34%, and 5.89% for Class A, Class C, and Institutional Class shares, respectively.

3

EIC VALUE FUND

Portfolio Holdings Summary Table

October 31, 2021

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Financial	27.6%	$52,358,623
Consumer, Non-cyclical	18.5	35,213,215
Communications	12.8	24,280,124
Energy	9.9	18,848,294
Consumer, Cyclical	8.2	15,530,657
Utilities	7.0	13,282,858
Industrial	6.0	11,419,760
Basic Materials	2.5	4,763,256

Total Common Stocks	92.5	175,696,787

Short-Term Investment	5.8	11,083,875
Other Assets in Excess of Liabilities	1.7	3,147,980

NET ASSETS	100.0%	$189,928,642

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

4

EIC VALUE FUND

Portfolio of Investments

October 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 92.5%
Basic Materials — 2.5%
Barrick Gold Corp.	123,025	$2,259,969
PPG Industries, Inc.	15,590	2,503,287

		4,763,256

Communications — 12.8%
AT&T, Inc.	226,500	5,721,390
Cisco Systems, Inc.	85,825	4,803,625
Discovery, Inc., Class C*	95,835	2,162,038
Meta Platforms, Inc., Class A*	12,193	3,945,289
Verizon Communications, Inc.	144,325	7,647,782

		24,280,124

Consumer, Cyclical — 8.2%
Dollar Tree, Inc.*	60,100	6,476,376
Honda Motor Co. Ltd., SP ADR	74,055	2,190,547
Lowe’s Cos., Inc.	10,110	2,363,920
Walgreens Boots Alliance, Inc.	95,700	4,499,814

		15,530,657

Consumer, Non-cyclical — 18.5%
AmerisourceBergen Corp.	32,225	3,932,094
GlaxoSmithKline PLC, SP ADR	202,530	8,573,095
Ingredion, Inc.	61,885	5,893,308
Johnson & Johnson	27,285	4,444,181
Kroger Co. (The)	92,500	3,701,850
McKesson Corp.	16,950	3,523,566
Sanofi, ADR	102,025	5,145,121

		35,213,215

Energy — 9.9%
Coterra Energy, Inc.	250,913	5,349,465
Exxon Mobil Corp.	27,285	1,759,064
TotalEnergies SE, SP ADR	114,725	5,748,870
Williams Cos., Inc. (The)	213,275	5,990,895

		18,848,294

Financial — 27.6%
AGNC Investment Corp., REIT	186,575	2,970,274
American Express Co.	25,815	4,486,131
Charles Schwab Corp. (The)	57,265	4,697,448
Empire State Realty Trust, Inc., Class A, REIT	285,900	2,767,512
Globe Life, Inc.	43,247	3,849,848
Hartford Financial Services Group, Inc. (The)	76,075	5,548,150
PNC Financial Services Group, Inc. (The)	22,025	4,647,936

	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial — (Continued)
Travelers Cos., Inc. (The)	30,950	$4,979,236
Truist Financial Corp.	73,392	4,658,190
US Bancorp	92,215	5,567,019
Wells Fargo & Co.	160,025	8,186,879

		52,358,623

Industrial — 6.0%
General Dynamics Corp.	28,175	5,712,481
Raytheon Technologies Corp.	20,950	1,861,617
United Parcel Service, Inc., Class B	18,015	3,845,662

		11,419,760

Utilities — 7.0%
Exelon Corp.	116,060	6,173,231
National Fuel Gas Co.	20,000	1,148,600
OGE Energy Corp.	70,525	2,402,787
PPL Corp.	123,550	3,558,240

		13,282,858

TOTAL COMMON STOCKS (Cost $116,481,451)		175,696,787

SHORT-TERM INVESTMENT — 5.8%
Money Market Fund — 5.8%
Dreyfus Institutional Preferred Treasury Securities Money Market Fund 0.01%(a)	11,083,875	11,083,875

TOTAL SHORT-TERM INVESTMENT (Cost $11,083,875)		11,083,875

TOTAL INVESTMENTS - 98.3% (Cost $127,565,326)		186,780,662

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.7%		3,147,980

NET ASSETS - 100.0%		$189,928,642

*	Non-income producing.
(a)	Rate disclosed is the 7-day yield at October 31, 2021.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depository Receipt

The accompanying notes are an integral part of the financial statements.

5

EIC VALUE FUND

Statement of Assets and Liabilities

October 31, 2021

(Unaudited)

Assets
Investments, at value (Cost $127,565,326)	$186,780,662
Receivables:
Investments sold	4,240,673
Capital shares sold	747,564
Dividends and interest	426,399
Prepaid expenses and other assets	27,620

Total Assets	192,222,918

Liabilities
Payables:
Investments purchased	1,861,684
Capital shares redeemed	203,923
Investment adviser	109,945
Administration and accounting fees	31,551
12b-1 distribution fees (Class A and C Shares)	10,729
Shareholder servicing fees	2,370
Accrued expenses	74,074

Total Liabilities	2,294,276

Net Assets	$189,928,642

Net Assets Consisted of:
Capital stock, $0.01 par value	$109,117
Paid-in capital	111,612,750
Total distributable earnings	78,206,775

Net Assets	$189,928,642

Class A Shares:
Net assets	$17,368,299

Shares outstanding	996,360

Net asset value, redemption price per share	$17.43

Maximum offering price per share (100/94.50 of $17.43)	$18.44

Class C Shares:
Net assets	$11,034,565

Shares outstanding	650,438

Net asset value, offering and redemption price per share	$16.96

Institutional Class Shares:
Net assets	$161,525,778

Shares outstanding	9,264,908

Net asset value, offering and redemption price per share	$17.43

The accompanying notes are an integral part of the financial statements.

6

EIC VALUE FUND

Statement of Operations

For the Six Months Ended October 31, 2021

(Unaudited)

Investment income
Dividends	$2,932,176
Less: foreign taxes withheld	(90,637)

Total investment income	2,841,539

Expenses
Advisory fees (Note 2)	689,507
Transfer agent fees (Note 2)	60,629
Administration and accounting fees (Note 2)	54,427
Distribution fees (Class C) (Note 2)	47,042
Registration and filing fees	25,141
Shareholder reporting fees	24,351
Trustees’ and officers’ fees (Note 2)	22,972
Distribution fees (Class A) (Note 2)	20,014
Legal fees	18,717
Shareholder servicing fees (Class C)	15,680
Audit fees	15,511
Custodian fees (Note 2)	11,057
Other expenses	9,102

Total expenses before waivers and reimbursements	1,014,150

Less: waivers and reimbursements (Note 2)	(58,017)

Net expenses after waivers and reimbursements	956,133

Net investment income	1,885,406

Net realized and unrealized gain/(loss) from investments:
Net realized gain from investments	9,394,898
Net change in unrealized depreciation on investments	(806,559)

Net realized and unrealized gain on investments	8,588,339

Net increase in net assets resulting from operations	$10,473,745

The accompanying notes are an integral part of the financial statements.

7

EIC VALUE FUND

Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2021 (Unaudited)	For the Year Ended April 30, 2021
Net increase/(decrease) in net assets from operations:
Net investment income	$1,885,406	$2,237,469
Net realized gains from investments	9,394,898	14,089,498
Net change in unrealized appreciation/(depreciation) on investments	(806,559)	41,560,193

Net increase in net assets resulting from operations	10,473,745	57,887,160

Less dividends and distributions to shareholders from:
Total distributable earnings:
Class A	—	(448,206)
Class C	—	(941,695)
Institutional Class	—	(6,783,811)

Net decrease in net assets from dividends and distributions to shareholders	—	(8,173,712)

Increase/(decrease) in net assets derived from capital share transactions (Note 4)	1,784,101	(11,607,365)

Total increase in net assets	12,257,846	38,106,083

Net assets
Beginning of period	177,670,796	139,564,713

End of period	$189,928,642	$177,670,796

The accompanying notes are an integral part of the financial statements.

8

EIC VALUE FUND

Financial Highlights

Contained below is per share operating performance data for Class A shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class A
	For the Six Months Ended October 31, 2021 (Unaudited)		For the Year Ended April 30, 2021		For the Year Ended April 30, 2020		For the Year Ended April 30, 2019		For the Year Ended April 30, 2018	For the Year Ended April 30, 2017
Per Share Operating Performance
Net asset value, beginning of period	$16.48		$11.75		$13.98		$14.33		$14.22	$13.02

Net investment income(1)	0.16		0.20		0.23		0.21		0.17	0.13
Net realized and unrealized gain/(loss) on investments	0.79		5.33		(1.42)		0.68		1.15	1.32

Total from investment operations	0.95		5.53		(1.19)		0.89		1.32	1.45

Dividends and distributions to shareholders from:
Net investment income	—		(0.23)		(0.21)		(0.16)		(0.15)	(0.11)
Net realized capital gains	—		(0.57)		(0.83)		(1.08)		(1.06)	(0.14)

Total dividends and distributions to shareholders	—		(0.80)		(1.04)		(1.24)		(1.21)	(0.25)

Redemption fees	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00 (2)	—

Net asset value, end of period	$17.43		$16.48		$11.75		$13.98		$14.33	$14.22

Total investment return(3)	5.77%		48.52%		(9.54)%		6.86%		9.45%	11.13%

Ratios/Supplemental Data
Net assets, end of period (in 000s)	$17,368		$11,784		$8,347		$15,019		$47,274	$52,845
Ratio of expenses to average net assets	1.20	%(4)	1.18%		1.15%		1.18%		1.24%	1.20%
Ratio of expenses to average net assets without waivers, expense reimbursements and/or recoupments, if any	1.27	%(4),(5)	1.32	%(5)	1.24	%(5)	1.23	%(5)	1.24%	1.20%
Ratio of net investment income to average net assets	1.89	%(4)	1.45%		1.67%		1.47%		1.16%	0.98%
Portfolio turnover rate	11	%(6)	41%		36%		42%		33%	29%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized. Total investment return does not reflect the impact of the maximum front-end sales load of 5.50% or any applicable sales charge. If reflected, the return would be lower.

(4)	Annualized.
(5)

During the period, certain fees were waived, reimbursed, and/or recouped. If such fee waivers, reimbursements, and/or recoupments had not occurred, the ratios would have been as indicated (See Note 2).

(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

9

EIC VALUE FUND

Financial Highlights (Continued)

Contained below is per share operating performance data for Class C shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class C
	For the Six Months Ended October 31, 2021 (Unaudited)		For the Year Ended April 30, 2021		For the Year Ended April 30, 2020		For the Year Ended April 30, 2019		For the Year Ended April 30, 2018	For the Year Ended April 30, 2017
Per Share Operating Performance
Net asset value, beginning of period	$16.10		$11.52		$13.73		$14.12		$14.06	$12.87

Net investment income(1)	0.09		0.09		0.12		0.10		0.06	0.03
Net realized and unrealized gain/(loss) on investments	0.77		5.22		(1.41)		0.67		1.13	1.30

Total from investment operations	0.86		5.31		(1.29)		0.77		1.19	1.33

Dividends and distributions to shareholders from:
Net investment income	—		(0.16)		(0.09)		(0.08)		(0.07)	(0.00)
Net realized capital gains	—		(0.57)		(0.83)		(1.08)		(1.06)	(0.14)

Total dividends and distributions to shareholders	—		(0.73)		(0.92)		(1.16)		(1.13)	(0.14)

Redemption fees	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00 (2)	—

Net asset value, end of period	$16.96		$16.10		$11.52		$13.73		$14.12	$14.06

Total investment return(3)	5.34%		47.46%		(10.30)%		6.05%		8.63%	10.35%

Ratios/Supplemental Data
Net assets, end of period (in 000s)	$11,035		$16,926		$17,926		$27,407		$35,488	$45,071
Ratio of expenses to average net assets	1.95	%(4)	1.93%		1.90%		1.93%		1.99%	1.95%
Ratio of expenses to average net assets without waivers, expense reimbursements and/or recoupments, if any	2.01	%(4),(5)	2.07	%(5)	1.99	%(5)	1.98	%(5)	1.99%	1.95%
Ratio of net investment income to average net assets	1.14	%(4)	0.70%		0.92%		0.71%		0.41%	0.23%
Portfolio turnover rate	11	%(6)	41%		36%		42%		33%	29%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized. Total investment return does not reflect any applicable sales charge.

(4)	Annualized.
(5)

During the period, certain fees were waived, reimbursed, and/or recouped. If such fee waivers, reimbursements, and/or recoupments had not occurred, the ratios would have been as indicated (See Note 2).

(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

10

EIC VALUE FUND

Financial Highlights (Concluded)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended October 31, 2021 (Unaudited)		For the Year Ended April 30, 2021		For the Year Ended April 30, 2020		For the Year Ended April 30, 2019		For the Year Ended April 30, 2018	For the Year Ended April 30, 2017
Per Share Operating Performance
Net asset value, beginning of period	$16.46		$11.73		$13.97		$14.37		$14.26	$13.06

Net investment income(1)	0.18		0.23		0.26		0.24		0.21	0.17
Net realized and unrealized gain/(loss) on investments	0.79		5.32		(1.42)		0.69		1.14	1.32

Total from investment operations	0.97		5.55		(1.16)		0.93		1.35	1.49

Dividends and distributions to shareholders from:
Net investment income	—		(0.25)		(0.25)		(0.25)		(0.18)	(0.15)
Net realized capital gains	—		(0.57)		(0.83)		(1.08)		(1.06)	(0.14)

Total dividends and distributions to shareholders	—		(0.82)		(1.08)		(1.33)		(1.24)	(0.29)

Redemption fees	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00 (2)	—

Net asset value, end of period	$17.43		$16.46		$11.73		$13.97		$14.37	$14.26

Total investment return(3)	5.89%		48.85%		(9.36)%		7.16%		9.70%	11.40%

Ratios/Supplemental Data
Net assets, end of period (in 000s)	$161,526		$148,961		$113,292		$173,468		$160,899	$171,105
Ratio of expenses to average net assets	0.95	%(4)	0.93%		0.90%		0.93%		0.99%	0.96%
Ratio of expenses to average net assets without waivers, expense reimbursements and/or recoupments, if any	1.01	%(4)(5)	1.07	%(5)	0.99	%(5)	0.99	%(5)	0.99%	0.96%
Ratio of net investment income to average net assets	2.14	%(4)	1.70%		1.91%		1.72%		1.41%	1.23%
Portfolio turnover rate	11	%(6)	41%		36%		42%		33%	29%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total investment returns for periods less than one year are not annualized.

(4)	Annualized.
(5)

During the period, certain fees were waived, reimbursed, and/or recouped. If such fee waivers, reimbursements, and/or recoupments had not occurred, the ratios would have been as indicated (See Note 2).

(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

11

EIC VALUE FUND

Notes to Financial Statements

October 31, 2021

(Unaudited)

1. Organization and Significant Accounting Policies

The EIC Value Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), which commenced operations on May 1, 2011. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers separate classes of shares: Class A, Class C, Institutional Class and Retail Class shares. Class A shares are sold subject to a front-end sales charge of 5.50%. Front-end sales charges may be reduced or waived under certain circumstances. A contingent deferred sales charge (“CDSC”) may be applicable to the redemption of Class A shares. A CDSC, as a percentage of the lower of the original purchase price or net asset value at redemption, of up to 1.00% may be imposed on full or partial redemptions of Class A shares made within eighteen months of purchase where: (i) $1 million or more of Class A shares were purchased without an initial sales charge, and (ii) the Fund’s principal underwriter, Foreside Funds Distributors LLC (the “Underwriter”), paid a commission to the selling broker-dealer for such sale. A CDSC of up to 1.00% is assessed on redemptions of Class C Shares made within eighteen months after a purchase where the broker-dealer was paid a commission for such sale. Class C shares of the Fund will automatically convert into Class A shares of the Fund after they have been held for eight years. As of October 31, 2021, the Retail Class Shares have not been issued.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation – The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees (“Board of Trustees”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

12

EIC VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2021

(Unaudited)

The following is a summary of the inputs used, as of October 31, 2021, in valuing the Fund’s investments carried at fair value:

			Level 2
			Other	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	10/31/21	Prices	Inputs	Inputs
Assets
Common Stocks*	$175,696,787	$175,696,787	$—	$—
Short-Term Investments*	11,083,875	11,083,875	—	—

Total Assets	$186,780,662	$186,780,662	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or are otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Fund had an amount of transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended October 31, 2021, there were no transfers in or out of Level 3.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Distribution (12b-1) fees and shareholder services fees relating to a specific class are charged directly to that class. Fund level expenses common to all classes, investment income and realized and unrealized gains and losses on investments are allocated to each class based upon relative daily net assets of each class. General expenses of the Trust are generally allocated to each fund under methodologies approved by the Board of Trustees. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

13

EIC VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2021

(Unaudited)

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to its long-term implications. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers. Fund management is continuing to monitor this development and evaluate its impact on the Fund.

2. Transactions with Related Parties and Other Service Providers

Equity Investment Corporation (“EIC” or the “Adviser”) serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services, the Adviser is paid a monthly fee at the annual rate of 0.75% of the Fund’s average daily net assets under $500 million; 0.65% of the Fund’s average daily net assets of $500 million or more but less than $1 billion; and 0.50% of the Fund’s average daily net assets of $1 billion and over. The Adviser has contractually agreed to waive or otherwise reduce its annual compensation received from the Fund to the extent necessary to ensure that the Fund’s “Total Annual Fund Operating Expenses”, excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, “Acquired Fund Fees and Expenses,” interest, extraordinary items and brokerage commissions, do not exceed 0.95% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2022, unless the Board of Trustees approves its earlier termination. Subject to approval by the Board of Trustees, the Adviser may recoup any expenses or fees it has reimbursed within a three-year period from the date on which the Adviser reduced its compensation and/or assumed expenses of the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount.

As of October 31, 2021, the amount of potential recovery was as follows:

Expiration
04/30/2022	04/30/2023	04/30/2024	10/31/2024	Total
$80,644	$178,396	$189,225	$58,017	$506,282

For the six months ended October 31, 2021, the Adviser earned advisory fees of $689,507 and waived fees of $58,017.

Other Service Providers

The Bank of New York Mellon (“BNY Mellon”) serves as administrator and custodian for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

14

EIC VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2021

(Unaudited)

BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Fund. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

The Trust, on behalf of the Fund, has entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Fund and have agreed to compensate the intermediaries for providing those services. The fees incurred by the Fund for these services are included in Transfer agent fees in the Statement of Operations.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund pursuant to an underwriting agreement between the Trust and the Underwriter.

The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for Class A and Class C shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A and Class C shares plan, the Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% and 1.00% (0.75% Rule 12b-1 distribution fee and 0.25% shareholder service fee) on an annualized basis of the average daily net assets of the Fund’s Class A and Class C shares, respectively.

Trustees and Officers

The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Fund or the Trust.

JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. Alaric Compliance Services LLC (“Alaric”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and Alaric are compensated for their services provided to the Trust.

3. Investment in Securities

For the six months ended October 31, 2021, aggregated purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$18,342,829	$20,156,852

4. Capital Share Transactions

For the six months ended October 31, 2021 and the year ended April 30, 2021, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended
	October 31, 2021		For the Year Ended
	(Unaudited)		April 30, 2021
	Shares	Amount	Shares	Amount
Class A
Sales	353,933	$5,958,918	195,374	$2,745,489
Reinvestments	—	—	30,872	421,095
Redemption Fees*	—	231	—	222
Redemptions	(72,805)	(1,218,909)	(221,481)	(2,894,803)

Net increase	281,128	$4,740,240	4,765	$272,003

15

EIC VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2021

(Unaudited)

	For the Six Months Ended
	October 31, 2021		For the Year Ended
	(Unaudited)		April 30, 2021
	Shares	Amount	Shares	Amount
Class C
Sales	22,290	$367,837	21,314	$312,927
Reinvestments	—	—	67,095	897,064
Redemption Fees*	—	155	—	378
Redemptions	(423,388)	(6,953,209)	(592,505)	(7,875,494)

Net decrease	(401,098)	$(6,585,217)	(504,096)	$(6,665,125)

Institutional Class
Sales	873,867	$14,724,774	1,612,934	$23,027,468
Reinvestments	—	—	489,724	6,670,050
Redemption Fees*	—	2,164	—	2,793
Redemptions	(660,606)	(11,097,860)	(2,711,685)	(34,914,554)

Net increase/(decrease)	213,261	$3,629,078	(609,027)	$(5,214,243)

Total net increase/(decrease)	93,291	$1,784,101	(1,108,358)	$(11,607,365)

*

There is a 2.00% redemption fee that may be charged on shares redeemed which have been held for 30 days or less. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in-capital.

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

For the year ended April 30, 2021, the tax character of distributions paid by the Fund was $2,420,135 of ordinary income dividends and $5,753,577 of long-term capital gains dividends. Distributions from net investment income and short-term gains are treated as ordinary income for federal income tax purposes.

Undistributed	Undistributed	Unrealized
Ordinary	Long-Term	Appreciation/
Income	Gain	(Depreciation)
$432,361	$7,455,195	$59,845,474

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes.

16

EIC VALUE FUND

Notes to Financial Statements (Concluded)

October 31, 2021

(Unaudited)

At October 31, 2021, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal Tax Cost*	$127,565,326

Unrealized Appreciation	60,338,870
Unrealized Depreciation	(1,123,534)

Net Unrealized Appreciation	$59,215,336

*

Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and April 30 and late year ordinary losses ((i) ordinary losses between January 1 and April 30, and (ii) specified ordinary and currency losses between November 1 and April 30) as occurring on the first day of the following tax year. For the year ended October 31, 2021, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until May 1, 2021. For the year ended April 30, 2021, the Fund had no short-term capital loss deferrals or no long-term capital gain deferrals.

Accumulated capital losses represent net capital loss carry forwards as of April 30, 2021 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of April 30, 2021, the Fund did not have any capital loss carryforwards.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

17

EIC VALUE FUND

Statement Regarding Liquidity Risk Management Program

(Unaudited)

On October 16, 2016, the Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of FundVantage Trust, on behalf of the EIC Value Fund (the “Fund”), met on September 21-22, 2021 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the Fund, pursuant to the Liquidity Rule. The Board has appointed a committee of individuals to serve as the program administrator for the Fund’s Program (the “Program Committee”). At the Meeting, the Program Committee provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation and any material changes to the Program as of June 30, 2021 (the “Report”).

The Report described the Program’s liquidity classification methodology. It also described the Program Committee’s methodology in determining whether a Highly Liquid Investment Minimum (a “HLIM”) is necessary and noted that, given the composition of the Fund’s portfolio holdings, a HLIM was not currently required for the Fund.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing liquidity risk, as follow:

A. The Fund’s investment strategy and liquidity of Fund investments during both normal and reasonably foreseeable stressed conditions: As part of the Report, the Program Committee reviewed the Fund’s strategy and its determination that the strategy remains appropriate for an open-end fund structure. This determination was based on the Fund’s holdings of Highly Liquid Investments, the diversification of holdings and the related average position size of the holdings.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions: As part of the Report, the Program Committee reviewed historical net redemption activity and noted that it used this information as a component to establish the Fund’s reasonably anticipated trading size. The Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Program Committee also took into consideration the Fund’s shareholder ownership concentration and the fact that the shares of the Fund are offered through intermediaries. The intermediary agreements increase the likelihood of large unanticipated redemptions, meaning a Fund may not have the ability to conduct an orderly sale of portfolio securities. The amount of assets a Fund has on these platforms is a significant factor in the ability of the Fund to meet redemption expectations. In light of the Fund’s holdings, it was noted that the Fund maintains a high level of liquidity to meet shareholder redemptions under both normal and stressed market conditions.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements: As part of the Report, the Program Committee reviewed any changes in the Fund’s cash and cash equivalents positions in response to current/anticipated redemption activity or market conditions. It was noted that the Fund does not currently have a borrowing or other credit funding arrangement.

18

EIC VALUE FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (855) 430-6487 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) as an exhibit to their reports on Form N-PORT. The Trust’s portfolio holdings on Form N-PORT are available on the SEC’s website at http://www.sec.gov.

19

[THIS PAGE INTENTIONALLY LEFT BLANK.]

[THIS PAGE INTENTIONALLY LEFT BLANK.]

Investment Adviser

Equity Investment Corporation

1776 Peachtree Street, NW

Suite 600S

Atlanta, GA 30309

Administrator

The Bank of New York Mellon

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103-7096

Legal Counsel

Troutman Pepper Hamilton Sanders LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

EIC-1021

Pacific Capital Tax-Free Securities Fund

Pacific Capital Tax-Free Short Intermediate Securities Fund

of

FundVantage Trust

Class Y

SEMI-ANNUAL REPORT

October 31, 2021

(Unaudited)

IMPORTANT NOTE: As permitted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports are no longer sent by mail, unless you specifically request paper copies of the shareholder reports from the Funds or from your financial intermediary. Instead, shareholder reports are available on the Pacific Capital Funds website (https://www.boh.com/personal/mutual-funds), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future shareholder reports in paper, free of charge. To elect to receive paper copies of shareholder reports through the mail or otherwise change your delivery method, contact your financial intermediary or, if you hold your shares directly through the Funds, call toll-free at (888) 678-6034 or write to:

Pacific Capital

Funds FundVantage Trust

c/o BNY Mellon Investment Servicing

P.O. Box 9829

Providence, RI 02940-8029

Your election to receive shareholder reports in paper will apply to all Pacific Capital Funds that you hold through the financial intermediary, or directly with the Pacific Capital Funds.

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Semi-Annual Report

Performance Data

October 31, 2021

(Unaudited)

Investment Style

High-quality, intermediate-term, tax-exempt

Investment Objective

The Pacific Capital Tax-Free Securities Fund (the “Fund”) seeks high current income that is exempt from federal and Hawaii income tax by normally investing at least 80% of its net assets in investment grade municipal obligations. The Fund normally invests greater than 50% of its assets in Hawaii municipal obligations — debt securities issued by or on behalf of the State of Hawaii and its political subdivisions, agencies and instrumentalities that pay interest which is exempt from Hawaii income tax as well as federal income tax.

Investment Considerations

Income received from the Fund may be subject to certain state and local taxes and, depending on one’s tax status, to the federal alternative minimum tax. Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss. Generally, bond prices and values fall when interest rates rise, and vice versa. The longer the average maturity of the Fund’s portfolio, the greater the fluctuation in value. Since the Fund invests significantly in securities of issuers in Hawaii, it will also be affected by a variety of Hawaii’s economic and political factors. The values of any of the Fund’s investments may also decline in response to events affecting the issuer or its credit rating.

Investment Process

•	Top-down macroeconomic analysis of interest rate trends

•	Bottom-up credit research to identify high quality bonds

Investment Management

Advised by Asset Management Group of Bank of Hawaii (“AMG”)

•	As of October 31, 2021, AMG manages $956.0 million in mutual fund assets. In addition, AMG personnel also manage approximately $251.7 million in assets on behalf of Bank of Hawaii clients.

1

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Semi-Annual Report

Performance Data (Concluded)

October 31, 2021

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2021
	Six Months†	1 Year	3 Years	5 Years	10 Years
Class Y	0.21%	1.68%	4.64%	2.83%	3.23%
Bloomberg Barclays Capital Hawaii Municipal Bond Index	0.03%	1.84%	4.85%	3.10%	3.54%

†	Not Annualized.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost; and current performance may be lower or higher than the performance data quoted. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. To obtain performance information current to the most recent month end, please call (888) 678-6034.

As stated in the current prospectus dated September 1, 2021, the Fund’s “Total Annual Fund Operating Expenses” are 0.31%, and the Fund’s “Total Annual Fund Operating Expenses After Fee Waiver” are 0.11%, of the Fund’s average daily net assets. These rates may fluctuate and may differ from the actual expenses incurred by the Fund for the period covered in this report. The Adviser has contractually agreed to waive its advisory fee (the“Waiver”) until August 31, 2023. The Waiver may not be terminated at any time prior to that date without the consent of the Board of Trustees (“Board of Trustees”) of FundVantage Trust (the “Trust”).

Total returns reflect the waiver of advisory fees. Had these waivers not been in effect, performance quoted would have been lower.

The performance of the Fund is measured against the Bloomberg Barclays Capital Hawaii Municipal Bond Index, a rules-based, market-value weighted index engineered for the long-term tax-exempt Hawaii bond market. The index has four main sectors: general obligation bonds, revenue bonds, insured bonds and prerefunded bonds. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

The Fund is distributed by Foreside Funds Distributors LLC.

All mutual fund investing involves risk, including possible loss of principal. The Fund is non-diversified, which means that a portion of the Fund’s assets may be invested in one or few companies or sectors. The Fund could fluctuate in value more than a diversified fund.

2

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Semi-Annual Report

Performance Data

October 31, 2021

(Unaudited)

Investment Style

High-quality, short-intermediate term, tax-exempt

Investment Objective

The Pacific Capital Tax-Free Short Intermediate Securities Fund (the “Fund”) seeks high current income that is exempt from federal and Hawaii income tax by normally investing at least 80% of its net assets in investment grade municipal obligations. The Fund normally invests greater than 50% of its assets in Hawaii municipal obligations — debt securities issued by or on behalf of the State of Hawaii and its political subdivisions, agencies and instrumentalities that pay interest which is exempt from Hawaii income tax as well as federal income tax. The Fund seeks to provide greater price stability than a long-term bond fund.

Investment Considerations

Income received from the Fund may be subject to certain state and local taxes and, depending on one’s tax status, to the federal alternative minimum tax. Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss. Generally, bond prices and values fall when interest rates rise, and vice versa. Intermediate term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return. Since the Fund invests significantly in securities of issuers in Hawaii, it will also be affected by a variety of Hawaii’s economic and political factors. The values of any of the Fund’s investments may also decline in response to events affecting the issuer or its credit rating.

Investment Process

•	Top-down macroeconomic analysis of interest rate trends

•	Bottom-up credit research to identify high quality bonds

Investment Management

Advised by Asset Management Group of Bank of Hawaii (“AMG”)

•	As of October 31, 2021, AMG manages $956.0 million in mutual fund assets. In addition, AMG personnel also manage approximately $251.7 million in assets on behalf of Bank of Hawaii clients.

3

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Semi-Annual Report

Performance Data (Concluded)

October 31, 2021

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2021
	Six Months†	1 Year	3 Years	5 Years	10 Years
Class Y	(0.17)%	0.61%	2.49%	1.49%	1.36%
Bloomberg Barclays Capital Hawaii 3-Year Municipal Bond Index	(0.03)%	0.46%	2.62%	1.69%	1.52%

†	Not Annualized.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost; and current performance may be lower or higher than the performance data quoted. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. To obtain performance information current to the most recent month end, please call (888) 678-6034.

As stated in the current prospectus dated September 1, 2021, the Fund’s “Total Annual Fund Operating Expenses” are 0.48%, and the Fund’s “Total Annual Fund Operating Expenses After Fee Waiver” are 0.28%, of the Fund’s average daily net assets. These rates may fluctuate and may differ from the actual expenses incurred by the Fund for the period covered in this report. The Adviser has contractually agreed to waive its advisory fee (the“Waiver”) until August 31, 2023. The Waiver may not be terminated at any time prior to that date without the consent of the Board of Trustees (“Board of Trustees”) of FundVantage Trust (the “Trust”).

Total returns reflect the waiver of advisory fees. Had these waivers not been in effect, performance quoted would have been lower.

The performance of the Fund is measured against the Bloomberg Barclays Capital Hawaii 3-Year Municipal Bond Index, which is the 2-4 year component of the Bloomberg Barclays Capital Hawaii Municipal Bond Index and is a rules-based, market-value weighted index engineered for the Hawaii tax-exempt bond market. The index has four main sectors: general obligation bonds, revenue bonds, insured bonds and prerefunded bonds. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

The Fund is distributed by Foreside Funds Distributors LLC.

All mutual fund investing involves risk, including possible loss of principal. The Fund is non-diversified, which means that a portion of the Fund’s assets may be invested in one or few companies or sectors. The Fund could fluctuate in value more than a diversified fund.

4

PACIFIC CAPITAL FUNDS

Fund Expense Disclosure

October 31, 2021

(Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees (if any) and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from May 1, 2021 through October 31, 2021 and held for the entire period.

Actual Expenses

The first line of each accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line of the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of each accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund(s) and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments (if any) or redemption fees. Therefore, the second line of each accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2021	Ending Account Value October 31, 2021	Expenses Paid During Period*
Pacific Capital Tax-Free Securities Fund
Class Y
Actual	$1,000.00	$1,002.10	$0.61
Hypothetical (5% return before expenses)	1,000.00	1,024.60	0.61
Pacific Capital Tax-Free Short Intermediate Securities Fund
Class Y
Actual	$1,000.00	$998.30	$1.71
Hypothetical (5% return before expenses)	1,000.00	1,023.49	1.73

*

Expense are equal to an annualized expense ratio for the six-month period ended October 31, 2021 of 0.12% for the Pacific Capital Tax-Free Securities Fund and 0.34% for the Pacific Capital Tax-Free Short Intermediate Securities Fund, multiplied by average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The Funds’ ending account values on the first line in each table are based on the actual six-month total returns of 0.21% for the Pacific Capital Tax-Free Securities Fund and (0.17)% for the Pacific Capital Tax-Free Short Intermediate Securities Fund.

5

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio Holdings Summary Table

October 31, 2021

(Unaudited)

The following table presents a summary by credit quality of the portfolio holdings of the Fund:

Credit Quality:	% of Total Investments
Pre-refunded/Escrowed to Maturity	12.92%
Aaa	3.68
Aa	65.78
A	11.45
Baa	5.11
Cash	1.06

Total	100.00%

Portfolio holdings are subject to change at any time.

Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Fund will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch. If none of the major rating agencies have assigned a rating, the Fund will assign a rating of NR (non-rated security). The ratings represent their (Moody’s, S&P, and Fitch) opinions as to the quality of the underlying securities in the Fund, and not the Fund itself. The ratings range from AAA (extremely strong capacity to meet financial commitment) to D (in default). Ratings are relative and subjective and are not absolute standards of quality. A pre-refunded bond is secured by an escrow fund of U.S. government obligations (i.e. Treasury securities) and assumes the superior credit rating of the government obligation. The ratings do not predict performance and are subject to change.

The accompanying notes are an integral part of the financial statements.

6

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments

October 31, 2021

(Unaudited)

	Principal
	Amount($)	Value ($)
MUNICIPAL BONDS — 98.3%
Arizona — 2.5%
Phoenix Civic Improvement Corp. Revenue, Civic Plaza, Convertible CAB, OID, Series B, 5.50%, 07/01/31, (NATL-RE Insured)	5,000,000	6,705,885

California — 1.7%
Norwalk-La Mirada Unified School District GO, CAB, OID, Series B 0.00%, 08/01/27, (AGM-CR, FGIC Insured)(a)	5,000,000	4,666,005

Hawaii — 93.0%
Hawaii County GO, Series A, Refunding, Callable 03/01/27 at 100, 5.00%, 09/01/31	5,045,000	6,068,934
Hawaii County GO, Series A, Refunding, Callable 03/01/27 at 100, 5.00%, 09/01/34	4,775,000	5,715,634
Hawaii County GO, Series A, Refunding, Callable 09/01/30 at 100, 4.00%, 09/01/40	1,000,000	1,187,227
Hawaii Housing Finance & Development Corp. Revenue, Multi-Family Housing, Iwilei Apartments, Series A, Callable 07/01/22 at 100, 3.75%, 01/01/31	3,120,000	3,163,932
Hawaii State Airports System Revenue, AMT, OID, COP, Callable 08/01/23 at 100, 5.00%, 08/01/28	400,000	429,913
Hawaii State Airports System Revenue, AMT, Refunding, Callable 12/13/21 at 100, 5.00%, 07/01/23	500,000	502,448
Hawaii State Airports System Revenue, OID, Series B, Callable 07/01/25 at 100, 4.00%, 07/01/45	50,000	54,535
Hawaii State Airports System Revenue, Series A, AMT, Callable 07/01/25 at 100, 5.00%, 07/01/41	4,000,000	4,558,848

	Principal
	Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Airports System Revenue, Series A, AMT, Callable 07/01/28 at 100, 5.00%, 07/01/31	1,275,000	1,553,956
Hawaii State Airports System Revenue, Series A, AMT, Callable 07/01/28 at 100, 5.00%, 07/01/33	500,000	608,648
Hawaii State Airports System Revenue, Series A, AMT, Callable 07/01/28 at 100, 5.00%, 07/01/48	1,500,000	1,794,141
Hawaii State Airports System Revenue, Series A, AMT, Callable 07/01/30 at 100, 4.00%, 07/01/35	2,000,000	2,329,707
Hawaii State Department of Budget & Finance Revenue, Hawaii Pacific Health Obligation, OID, Refunding, 4.00%, 07/01/23	500,000	530,679
Hawaii State Department of Budget & Finance Revenue, Hawaii Pacific Health Obligation, OID, Refunding, Callable 07/01/23 at 100, 5.00%, 07/01/29	225,000	241,481
Hawaii State Department of Budget & Finance Revenue, Hawaii Pacific Health Obligation, Refunding, 5.00%, 07/01/23	100,000	107,794
Hawaii State Department of Budget & Finance Revenue, Hawaii Pacific Health Obligation, Refunding, Callable 07/01/23 at 100, 5.00%, 07/01/26	1,330,000	1,427,418
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Company, AMT, MWC, Callable 10/01/24 at 100, 3.50%, 10/01/49	2,750,000	2,852,655

The accompanying notes are an integral part of the financial statements.

7

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

October 31, 2021

(Unaudited)

	Principal
	Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Company, AMT, MWC, Refunding, 3.10%, 05/01/26	3,800,000	4,127,408
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Company, AMT, MWC, Refunding, Callable 03/01/27 at 100, 4.00%, 03/01/37	1,650,000	1,816,919
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Company, MWC, Refunding, Callable 07/01/29 at 100, 3.20%, 07/01/39	4,200,000	4,537,690
Hawaii State Department of Budget & Finance Revenue, Mid-Pacific Projects, Refunding, 4.00%, 01/01/30	225,000	261,173
Hawaii State Department of Budget & Finance Revenue, Mid-Pacific Projects, Refunding, Callable 01/01/30 at 100, 4.00%, 01/01/31	250,000	288,161
Hawaii State Department of Budget & Finance Revenue, Queens Health System, Series A, Refunding, 5.00%, 07/01/22	1,000,000	1,031,704
Hawaii State Department of Budget & Finance Revenue, Queens Health System, Series A, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/35	10,000,000	11,404,863
Hawaii State Department of Budget & Finance Revenue, Special Purpose Revenue, Kahala Nui, Refunding, Callable 11/15/22 at 100, 5.00%, 11/15/27	1,790,000	1,864,923

	Principal
	Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Budget & Finance Revenue, Special Purpose Revenue, Kahala Nui, Refunding, Callable 11/15/22 at 100, 5.13%, 11/15/32	550,000	570,894
Hawaii State Department of Hawaiian Home Lands, Kapolei Office Facility, Series A, Refunding, COP, Callable 11/01/27 at 100, 5.00%, 11/01/28	1,170,000	1,437,150
Hawaii State Department of Hawaiian Home Lands, Kapolei Office Facility, Series A, Refunding, COP, Callable 11/01/27 at 100, 5.00%, 11/01/30	800,000	976,551
Hawaii State Department of Hawaiian Home Lands, Kapolei Office Facility, Series A, Refunding, COP, Callable 11/01/27 at 100, 5.00%, 11/01/31	815,000	989,433
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, 5.00%, 04/01/24	500,000	554,115
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, Callable 04/01/27 at 100, 5.00%, 04/01/28	945,000	1,138,527
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, Callable 04/01/27 at 100, 5.00%, 04/01/32	335,000	396,781
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/22	155,000	155,600
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/25	895,000	898,464

The accompanying notes are an integral part of the financial statements.

8

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

October 31, 2021

(Unaudited)

	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/27	1,120,000	1,124,335
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/27	805,000	808,116
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/30	805,000	808,116
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/31	1,730,000	1,736,696
Hawaii State GO, Series DZ, Unrefunded portion, Prerefunded, Callable 12/01/21 at 100, 5.00%, 12/01/29	300,000	301,174
Hawaii State GO, Series DZ, Unrefunded portion, Prerefunded, Callable 12/01/21 at 100, 5.00%, 12/01/30	1,235,000	1,239,831
Hawaii State GO, Series DZ, Unrefunded portion, Prerefunded, Callable 12/01/21 at 100, 5.00%, 12/01/31	1,095,000	1,099,283
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/24	55,000	57,639
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/26	90,000	94,319
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/27	1,000,000	1,047,987
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/27	90,000	94,319
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/28	740,000	775,511
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/28	20,000	20,960
Hawaii State GO, Series EE, Unrefunded portion, Prerefunded, Callable 11/01/22 at 100, 5.00%, 11/01/24	100,000	104,799

	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series EE, Unrefunded portion, Prerefunded, Callable 11/01/22 at 100, 5.00%, 11/01/26	1,365,000	1,430,503
Hawaii State GO, Series EE, Unrefunded portion, Prerefunded, Callable 11/01/22 at 100, 5.00%, 11/01/27	345,000	361,556
Hawaii State GO, Series EE, Unrefunded portion, Prerefunded, Callable 11/01/22 at 100, 5.00%, 11/01/28	340,000	356,316
Hawaii State GO, Series EF, Refunding, Callable 11/01/22 at 100, 5.00%, 11/01/24	500,000	523,994
Hawaii State GO, Series EH, Prerefunded 08/01/23 at 100, 5.00%, 08/01/24	305,000	330,037
Hawaii State GO, Series EH, Prerefunded, ETM, 5.00%, 08/01/23	445,000	481,530
Hawaii State GO, Series EH, Prerefunded, ETM, 5.00%, 08/01/23	120,000	129,851
Hawaii State GO, Series EH, Unrefunded portion, 5.00%, 08/01/23	345,000	373,701
Hawaii State GO, Series EH, Unrefunded portion, Callable 08/01/23 at 100, 5.00%, 08/01/24	895,000	969,292
Hawaii State GO, Series EL, Refunding, 5.00%, 08/01/23	1,000,000	1,083,192
Hawaii State GO, Series EO, Callable 08/01/24 at 100, 5.00%, 08/01/32	1,285,000	1,437,829
Hawaii State GO, Series EO, Prerefunded 08/01/24 at 100, 5.00%, 08/01/26	140,000	157,674
Hawaii State GO, Series EO, Unrefunded portion, Callable 08/01/24 at 100, 5.00%, 08/01/26	2,660,000	2,988,792

The accompanying notes are an integral part of the financial statements.

9

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

October 31, 2021

(Unaudited)

	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series EP, Refunding, 5.00%, 08/01/24	1,000,000	1,127,126
Hawaii State GO, Series EY, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/27	3,040,000	3,552,885
Hawaii State GO, Series FB, 5.00%, 04/01/25	5,000,000	5,770,196
Hawaii State GO, Series FB, Callable 04/01/26 at 100, 4.00%, 04/01/29	2,000,000	2,265,051
Hawaii State GO, Series FG, Callable 10/01/26 at 100, 5.00%, 10/01/30	10,000,000	11,984,723
Hawaii State GO, Series FG, Callable 10/01/26 at 100, 4.00%, 10/01/35	1,000,000	1,139,598
Hawaii State GO, Series FK, Callable 05/01/27 at 100, 5.00%, 05/01/33	2,500,000	3,021,674
Hawaii State GO, Series FK, Callable 05/01/27 at 100, 4.00%, 05/01/37	2,000,000	2,277,629
Hawaii State GO, Series FN, Refunding, 5.00%, 10/01/26	2,500,000	3,021,639
Hawaii State GO, Series FT, Callable 01/01/28 at 100, 5.00%, 01/01/36	4,000,000	4,904,690
Hawaii State GO, Series FT, Callable 01/01/28 at 100, 5.00%, 01/01/38	1,950,000	2,382,598
Hawaii State GO, Series FW, Callable 01/01/29 at 100, 4.00%, 01/01/34	2,000,000	2,338,408
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, Callable 07/01/30 at 100, 4.00%, 07/01/37	5,000,000	5,839,417
Hawaii State Harbor System Revenue, Series C, Refunding, Callable 07/01/30 at 100, 4.00%, 07/01/39	450,000	531,842

	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Highway Fund Revenue, Callable 01/01/31 at 100, 5.00%, 01/01/39	2,000,000	2,571,479
Hawaii State Highway Fund Revenue, Series A, Callable 01/01/29 at 100, 5.00%, 01/01/37	3,500,000	4,350,579
Hawaii State Highway Fund Revenue, Series A, Callable 07/01/24 at 100, 5.00%, 01/01/31	1,085,000	1,211,630
Hawaii State Highway Fund Revenue, Series A, Prerefunded 01/01/22 at 100, 5.00%, 01/01/27	5,490,000	5,533,660
Hawaii State Highway Fund Revenue, Series A, Prerefunded 01/01/22 at 100, 5.00%, 01/01/28	1,120,000	1,128,907
Hawaii State Highway Fund Revenue, Series B, Refunding, Callable 07/01/26 at 100, 5.00%, 01/01/29	5,000,000	5,958,918
Honolulu City & County Board of
Water Supply System Revenue, Series A, Callable 07/01/30 at 100, 4.00%, 07/01/35	1,770,000	2,137,040
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/31 at 100, 3.00%, 07/01/34	650,000	720,741
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/31 at 100, 4.00%, 07/01/35	730,000	897,667
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/31 at 100, 4.00%, 07/01/36	1,010,000	1,237,972

The accompanying notes are an integral part of the financial statements.

10

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

October 31, 2021

(Unaudited)

	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/31 at 100, 5.00%, 07/01/50	3,015,000	3,872,970
Honolulu City & County Board of Water Supply System Revenue, Series A, Refunding, Callable 07/01/22 at 100, 5.00%, 07/01/25	250,000	258,011
Honolulu City & County Board of Water Supply System Revenue, Series A, Refunding, Callable 07/01/22 at 100, 5.00%, 07/01/26	3,125,000	3,225,142
Honolulu City & County Board of Water Supply System Revenue, Series A, Refunding, Callable 07/01/24 at 100, 5.00%, 07/01/25	1,500,000	1,682,713
Honolulu City & County Board of Water Supply System Revenue, Series A, Refunding, Callable 07/01/24 at 100, 5.00%, 07/01/26	65,000	72,788
Honolulu City & County Board of Water Supply System Revenue, Series A, Refunding, Callable 07/01/24 at 100, 5.00%, 07/01/27	850,000	955,471
Honolulu City & County GO, OID, Series E, Refunding, Callable 09/01/27 at 100, 3.00%, 09/01/31	250,000	272,726
Honolulu City & County GO, Series A, Callable 09/01/27 at 100, 5.00%, 09/01/41	1,390,000	1,670,032
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/27	500,000	584,145
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/31	2,175,000	2,525,449

	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/35	3,075,000	3,553,726
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/37	1,000,000	1,153,181
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/38	1,040,000	1,198,010
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/39	1,000,000	1,150,686
Honolulu City & County GO, Series A, Callable 11/01/22 at 100, 5.00%, 11/01/25	1,355,000	1,420,023
Honolulu City & County GO, Series A, Callable 11/01/22 at 100, 5.00%, 11/01/26	1,000,000	1,047,987
Honolulu City & County GO, Series A, Callable 11/01/22 at 100, 5.00%, 11/01/31	450,000	471,594
Honolulu City & County GO, Series A, Callable 11/01/22 at 100, 5.00%, 11/01/32	1,970,000	2,064,535
Honolulu City & County GO, Series A, Callable 11/01/22 at 100, 4.00%, 11/01/37	1,000,000	1,033,129
Honolulu City & County GO, Series A, ETM, 5.00%, 11/01/22	2,000,000	2,095,975
Honolulu City & County GO, Series B, Callable 11/01/22 at 100, 5.00%, 11/01/23	2,050,000	2,147,457
Honolulu City & County GO, Series B, Refunding, 5.00%, 10/01/22	1,000,000	1,044,303

The accompanying notes are an integral part of the financial statements.

11

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

October 31, 2021

(Unaudited)

	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series B, Refunding, 5.00%, 10/01/25	2,300,000	2,696,813
Honolulu City & County GO, Series B, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/26	500,000	583,511
Honolulu City & County GO, Series B, Refunding, Honolulu Rail Transit Project, 4.00%, 09/01/26	1,215,000	1,407,966
Honolulu City & County GO, Series C, Callable 07/01/30 at 100, 4.00%, 07/01/39	1,050,000	1,240,965
Honolulu City & County GO, Series C, Callable 07/01/30 at 100, 5.00%, 07/01/42	345,000	437,106
Honolulu City & County GO, Series C, Callable 07/01/30 at 100, 5.00%, 07/01/45	500,000	629,340
Honolulu City & County GO, Series C, Callable 08/01/29 at 100, 4.00%, 08/01/36	1,400,000	1,651,246
Honolulu City & County GO, Series C, Callable 08/01/29 at 100, 4.00%, 08/01/43	2,000,000	2,324,180
Honolulu City & County GO, Series C, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/27	2,000,000	2,336,578
Honolulu City & County GO, Series C, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/29	4,115,000	4,795,346
Honolulu City & County GO, Series C, Refunding, Callable 10/01/25 at 100, 4.00%, 10/01/33	500,000	557,243

	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series E, Refunding, Callable 09/01/27 at 100, 5.00%, 09/01/30	1,500,000	1,837,850
Honolulu City & County GO, Series F, Refunding, Callable 07/01/30 at 100, 5.00%, 07/01/31	225,000	293,788
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Series A, Callable 07/01/29 at 100, 4.00%, 07/01/34	2,130,000	2,536,263
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Series B, Refunding, 5.00%, 07/01/29	250,000	321,659
Honolulu City & County Wastewater System Revenue, Junior Series A, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/30	4,000,000	4,622,853
Honolulu City & County Wastewater System Revenue, Senior 1st Bond Resolution, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/26	1,000,000	1,162,426
Honolulu City & County Wastewater System Revenue, Senior 1st Bond Resolution, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/27	325,000	376,888
Honolulu City & County Wastewater System Revenue, Senior 1st Bond Resolution, Series A, Callable 01/01/28 at 100, 5.00%, 07/01/36	2,000,000	2,432,431
Honolulu City & County Wastewater System Revenue, Senior 1st Bond Resolution, Series A, Callable 07/01/25 at 100, 5.00%, 07/01/29	395,000	460,099

The accompanying notes are an integral part of the financial statements.

12

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

October 31, 2021

(Unaudited)

	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Wastewater System Revenue, Senior Series B, Refunding, Callable 07/01/26 at 100, 5.00%, 07/01/35	125,000	147,651
Kauai County GO, 5.00%, 08/01/23	395,000	427,498
Kauai County GO, 5.00%, 08/01/27	250,000	307,967
Kauai County GO, Callable 08/01/27 at 100, 5.00%, 08/01/31	250,000	303,876
Kauai County GO, Callable 08/01/27 at 100, 4.00%, 08/01/33	295,000	337,442
Kauai County GO, Callable 08/01/27 at 100, 5.00%, 08/01/37	40,000	48,121
Kauai County GO, Callable 08/01/27 at 100, 5.00%, 08/01/42	775,000	924,931
Kauai County GO, OID, Series A, Callable 08/01/22 at 100, 3.13%, 08/01/27	1,300,000	1,328,460
Kauai County GO, Series A, Refunding, 5.00%, 08/01/22	400,000	414,385
Kauai County GO, Series A, Refunding, 5.00%, 08/01/24	930,000	1,047,135
Maui County GO, Callable 03/01/31 at 100, 4.00%, 03/01/36	750,000	906,578
Maui County GO, Refunding, 5.00%, 06/01/23	300,000	322,543
Maui County GO, Refunding, 5.00%, 09/01/28	1,070,000	1,353,408
Maui County GO, Refunding, Callable 03/01/30 at 100, 3.00%, 03/01/31	500,000	558,705
Maui County GO, Refunding, Callable 09/01/25 at 100, 3.00%, 09/01/32	195,000	206,138
Maui County GO, Refunding, Callable 09/01/28 at 100, 4.00%, 09/01/31	5,305,000	6,248,778

	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
University of Hawaii Revenue, Series B, Refunding, 4.00%, 10/01/24	165,000	182,179
University of Hawaii Revenue, Series B, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/35	1,000,000	1,152,344
University of Hawaii Revenue, Series E, Refunding, 5.00%, 10/01/24	3,000,000	3,399,169
University of Hawaii Revenue, Series E, Refunding, Callable 10/01/26 at 100, 5.00%, 10/01/31	1,000,000	1,189,920
University of Hawaii Revenue, Series F, Refunding, Callable 10/01/27 at 100, 5.00%, 10/01/36	3,000,000	3,661,550
University of Hawaii Revenue, Series F, Refunding, Callable 10/01/27 at 100, 5.00%, 10/01/37	2,000,000	2,436,446

		254,531,555

Texas — 1.1%
Galveston County GO, CAB, OID, Series RD 0.00%, 02/01/24, (NATL-RE Insured)(a)	1,130,000	1,120,687
Houston Combined Utility System Revenue, Unrefunded Balance CAB, OID, Junior Series A, Refunding 0.00%, 12/01/27, (AGM Insured)(a)	2,000,000	1,857,908

		2,978,595

TOTAL MUNICIPAL BONDS (Cost $253,892,548)		268,882,040

The accompanying notes are an integral part of the financial statements.

13

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Concluded)

October 31, 2021

(Unaudited)

	Shares	Value ($)
REGISTERED INVESTMENT COMPANY — 1.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(b)	2,877,857	2,877,857

TOTAL REGISTERED INVESTMENT COMPANY (Cost $2,877,857)		2,877,857

TOTAL INVESTMENTS - 99.3% (Cost $256,770,405)		271,759,897
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%		1,889,309

NET ASSETS - 100.0%		$273,649,206

(a)	Zero coupon bond.
(b)	Rate disclosed is the 7-day yield at October 31, 2021.

AGM	Assured Guaranty Municipal Corp.
AGM-CR	Assured Guaranty Municipal Corp. Custodial
Receipts
AMT	Alternative Minimum Tax
CAB	Capital Appreciation Bond
COP	Certificate of Participation
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
MWC	Make Whole Callable
NATL-RE	National Reinsurance Corp.
OID	Original Issue Discount

The accompanying notes are an integral part of the financial statements.

14

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio Holdings Summary Table

October 31, 2021

(Unaudited)

The following table presents a summary by credit quality of the portfolio holdings of the Fund:

Credit Quality:	% of Total Investments
Pre-refunded/Escrowed to Maturity	16.70%
Aaa	4.20
Aa	60.74
A	10.58
Baa	6.97
Cash	0.81

Total	100.00%

Portfolio holdings are subject to change at any time.

Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Fund will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch. If none of the major rating agencies have assigned a rating, the Fund will assign a rating of NR (non-rated security). The ratings represent their (Moody’s, S&P, and Fitch) opinions as to the quality of the underlying securities in the Fund, and not the Fund itself. The ratings range from AAA (extremely strong capacity to meet financial commitment) to D (in default). Ratings are relative and subjective and are not absolute standards of quality. A pre-refunded bond is secured by an escrow fund of U.S. government obligations (i.e. Treasury securities) and assumes the superior credit rating of the government obligation. The ratings do not predict performance and are subject to change.

The accompanying notes are an integral part of the financial statements.

15

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments

October 31, 2021

(Unaudited)

	Principal Amount($)	Value ($)
MUNICIPAL BONDS — 97.6%
Arizona — 1.8%
Tempe City Excise Tax Revenue, Series A, Callable 11/29/21 at 100, 5.00%, 07/01/22	900,000	903,231

Florida — 0.5%
Florida Housing Finance Corp. Revenue, Series 1, Callable 07/01/29 at 100, 2.00%, 07/01/32, (GNMA/FNMA/FHLMC Collateralized)	225,000	225,716

Hawaii — 92.1%
Hawaii County GO, Series A, Refunding, 5.00%, 09/01/24	320,000	361,638
Hawaii County GO, Series A, Refunding, Callable 03/01/26 at 100, 5.00%, 09/01/26	200,000	237,115
Hawaii County GO, Series A, Refunding, Callable 03/01/26 at 100, 5.00%, 09/01/29	25,000	29,382
Hawaii County GO, Series D, Refunding, 4.00%, 09/01/26	500,000	579,152
Hawaii State Airports System Revenue, AMT, COP, Callable 08/01/23 at 100, 5.00%, 08/01/27	295,000	317,275
Hawaii State Airports System Revenue, AMT, OID, Refunding, Callable 11/29/21 at 100, 4.13%, 07/01/24	500,000	501,497
Hawaii State Airports System Revenue, Series B, 5.00%, 07/01/27	1,010,000	1,236,696
Hawaii State Department of Budget & Finance Revenue, Hawaii Pacific Health Obligation, Refunding, 5.00%, 07/01/22	220,000	226,990

	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Budget & Finance Revenue, Hawaii Pacific Health Obligation, Refunding, 5.00%, 07/01/22	355,000	366,279
Hawaii State Department of Budget & Finance Revenue, Hawaii Pacific Health Obligation, Refunding, Callable 07/01/23 at 100, 5.00%, 07/01/26	200,000	214,649
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Company, AMT, MWC, Refunding, 3.25%, 01/01/25	500,000	535,471
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Company, AMT, MWC, Refunding, 3.10%, 05/01/26	2,610,000	2,834,878
Hawaii State Department of Budget & Finance Revenue, Queens Health System, Series A, Refunding, 5.00%, 07/01/22	255,000	263,085
Hawaii State Department of Budget & Finance Revenue, Queens Health System, Series A, Refunding, 5.00%, 07/01/24	525,000	587,609
Hawaii State Department of Budget & Finance Revenue, Queens Health System, Series A, Refunding, 5.00%, 07/01/25	510,000	590,619
Hawaii State Department of Budget & Finance Revenue, Queens Health System, Series A, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/27	550,000	634,777
Hawaii State Department of Budget & Finance Revenue, Refunding, 5.00%, 11/15/21	210,000	210,299

The accompanying notes are an integral part of the financial statements.

16

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

October 31, 2021

(Unaudited)

	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Budget & Finance Revenue, Refunding, 4.00%, 01/01/25	20,000	21,761
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/22	290,000	291,122
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/23	190,000	190,735
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/30	1,110,000	1,114,296
Hawaii State GO, Series DZ, Unrefunded portion, Prerefunded, Callable 12/01/21 at 100, 5.00%, 12/01/31	360,000	361,408
Hawaii State GO, Series EA, Refunding, Callable 12/01/21 at 100, 5.00%, 12/01/23	1,450,000	1,455,672
Hawaii State GO, Series EE, ETM, 4.00%, 11/01/22	1,335,000	1,385,768
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/24	45,000	47,159
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/27	785,000	822,670
Hawaii State GO, Series EE, Unrefunded portion, Prerefunded, Callable 11/01/22 at 100, 5.00%, 11/01/24	25,000	26,200
Hawaii State GO, Series EF, Refunding, Callable 11/01/22 at 100, 5.00%, 11/01/23	100,000	104,799
Hawaii State GO, Series EF, Refunding, Callable 11/01/22 at 100, 5.00%, 11/01/24	1,180,000	1,236,625
Hawaii State GO, Series EH, Prerefunded 08/01/23 at 100, 5.00%, 08/01/24	285,000	308,396
Hawaii State GO, Series EH, Prerefunded 08/01/23 at 100, 5.00%, 08/01/30	80,000	86,567

	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series EH, Unrefunded portion, Callable 08/01/23 at 100, 5.00%, 08/01/24	895,000	969,292
Hawaii State GO, Series EP, Refunding, 5.00%, 08/01/22	1,140,000	1,181,436
Hawaii State GO, Series FG, 5.00%, 10/01/22	445,000	464,757
Hawaii State GO, Series FN, Refunding, 5.00%, 10/01/22	210,000	219,324
Hawaii State GO, Series FT, 3.00%, 01/01/23	1,000,000	1,032,729
Hawaii State GO, Series FW, 5.00%, 01/01/23	530,000	559,664
Hawaii State Harbor System Revenue, Series A, Refunding, AMT, 5.00%, 07/01/26	500,000	593,620
Hawaii State Harbor System Revenue, Series A, Refunding, AMT, Callable 07/01/30 at 100, 4.00%, 07/01/31	1,000,000	1,186,021
Hawaii State Highway Fund Revenue, Series A, 4.00%, 01/01/24	500,000	539,977
Hawaii State Highway Fund Revenue, Series A, Callable 01/01/22 at 100, 4.00%, 01/01/25	500,000	503,013
Hawaii State Highway Fund Revenue, Series A, Callable 01/01/22 at 100, 4.00%, 01/01/26	300,000	301,779
Hawaii State Highway Fund Revenue, Series A, Callable 07/01/24 at 100, 5.00%, 01/01/25	555,000	622,604
Honolulu City & County Board of Water Supply System Revenue, Series A, 5.00%, 07/01/24	500,000	561,473

The accompanying notes are an integral part of the financial statements.

17

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

October 31, 2021

(Unaudited)

	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/30 at 100, 5.00%, 07/01/31	50,000	65,286
Honolulu City & County Board of Water Supply System Revenue, Series A, Refunding, 5.00%, 07/01/22	775,000	799,835
Honolulu City & County Board of Water Supply System Revenue, Series A, Refunding, 5.00%, 07/01/23	515,000	554,961
Honolulu City & County Board of Water Supply System Revenue, Series A, Refunding, Callable 07/01/24 at 100, 5.00%, 07/01/26	150,000	167,973
Honolulu City & County Board of Water Supply System Revenue, Series A, Refunding, Callable 07/01/24 at 100, 5.00%, 07/01/27	245,000	275,401
Honolulu City & County GO, Honolulu Rail Transit Project, Series A, 5.00%, 09/01/24	615,000	695,395
Honolulu City & County GO, Honolulu Rail Transit Project, Series B, Refunding, 5.00%, 09/01/22	500,000	520,141
Honolulu City & County GO, Honolulu Rail Transit Project, Series B, Refunding, 5.00%, 03/01/25	1,000,000	1,150,431
Honolulu City & County GO, Series A, 5.00%, 07/01/25	500,000	581,609
Honolulu City & County GO, Series A, 5.00%, 07/01/26	750,000	900,317
Honolulu City & County GO, Series B, 5.00%, 09/01/22	1,010,000	1,050,686

	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series B, 5.00%, 09/01/23	125,000	135,928
Honolulu City & County GO, Series B, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/26	765,000	892,771
Honolulu City & County GO, Series B, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/30	300,000	348,842
Honolulu City & County GO, Series C, 4.00%, 08/01/22	800,000	823,044
Honolulu City & County GO, Series C, 4.00%, 07/01/23	500,000	531,543
Honolulu City & County GO, Series C, 4.00%, 08/01/23	1,250,000	1,332,661
Honolulu City & County GO, Series C, 4.00%, 07/01/24	690,000	756,943
Honolulu City & County GO, Series C, 4.00%, 07/01/26	115,000	132,772
Honolulu City & County GO, Series D, Refunding, 5.00%, 09/01/23	560,000	608,955
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Senior Series A, Prerefunded 07/01/22 at 100, 5.00%, 07/01/23	500,000	516,023
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Series A, 5.00%, 07/01/22	500,000	516,091
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Series A, 5.00%, 07/01/23	1,000,000	1,078,989
Honolulu City & County Wastewater System Revenue, Junior Series A, Refunding, 5.00%, 07/01/24	675,000	757,029

The accompanying notes are an integral part of the financial statements.

18

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Concluded)

October 31, 2021

(Unaudited)

	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Kauai County GO, Series A, Refunding, 5.00%, 08/01/24	525,000	591,125
Maui County GO, 5.00%, 03/01/29	225,000	287,899
Maui County GO, Refunding, 5.00%, 09/01/23	1,010,000	1,097,515
Maui County GO, Refunding, 5.00%, 03/01/25	100,000	115,259
Maui County GO, Refunding, 5.00%, 03/01/26	250,000	297,337
Maui County GO, Refunding, 5.00%, 03/01/28	75,000	93,753
University of Hawaii Revenue, Series B, Refunding, 4.00%, 10/01/23	565,000	604,881
University of Hawaii Revenue, Series B, Refunding, 5.00%, 10/01/23	185,000	201,586
University of Hawaii Revenue, Series B, Refunding, 4.00%, 10/01/24	530,000	585,182
University of Hawaii Revenue, Series B, Refunding, 5.00%, 10/01/25	500,000	585,839

		45,570,280

Iowa — 0.8%
The University of Iowa Revenue, Utility System, Series S, Refunding, Callable 11/01/23 at 100, 2.50%, 11/01/24	375,000	390,828

Texas — 2.2%
Houston Independent School District GO, Refunding, Callable 02/15/24 at 100, 4.00%, 02/15/25, (PSF-GTD)	600,000	649,064
Pflugerville Independent School District GO, Refunding, Callable 02/15/24 at 100, 5.00%, 02/15/26, (PSF-GTD)	400,000	441,803

		1,090,867

	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Washington — 0.2%
Redmond City GO, Refunding, 2.00%, 12/01/21	100,000	100,151

TOTAL MUNICIPAL BONDS (Cost $47,362,269)		48,281,073

	Shares
REGISTERED INVESTMENT COMPANY — 0.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(a)	392,705	392,705

TOTAL REGISTERED INVESTMENT COMPANY (Cost $392,705)		392,705

TOTAL INVESTMENTS - 98.4% (Cost $47,754,974)		48,673,778
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.6%		789,723

NET ASSETS - 100.0%		$49,463,501

(a)	Rate disclosed is the 7-day yield at October 31, 2021.

AMT	Alternative Minimum Tax
COP	Certificate of Participation
ETM	Escrowed to Maturity
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
MWC	Make Whole Callable
OID	Original Issue Discount
PSF-GTD	Permanent School Fund Guaranteed

The accompanying notes are an integral part of the financial statements.

19

PACIFIC CAPITAL FUNDS

Statements of Assets and Liabilities

October 31, 2021

(Unaudited)

		Pacific Capital
	Pacific Capital	Tax-Free
	Tax-Free	Short
	Securities	Intermediate
	Fund	Securities Fund
Assets
Investments, at value*	$271,759,897	$48,673,778
Receivables:
Capital shares sold	503,385	274,076
Interest	2,901,439	612,298
Prepaid expenses and other assets	3,215	944

Total Assets	275,167,936	49,561,096

Liabilities
Payables:
Capital shares redeemed	933,073	—
Distributions to shareholders	531,015	50,194
Administration and accounting fees	19,911	15,498
Audit fees	14,641	14,362
Custodian fees	9,046	5,249
Transfer agent fees	5,786	5,768
Shareholder reporting fees	1,637	5,047
Accrued expenses	3,621	1,477

Total Liabilities	1,518,730	97,595

Net Assets	$273,649,206	$49,463,501

Net Assets Consisted of:
Capital stock, $0.01 par value	$260,400	$48,478
Paid-in capital	259,357,063	48,477,747
Total distributable earnings	14,031,743	937,276

Net Assets	$273,649,206	$49,463,501

Class Y Shares:
Net assets	$273,649,206	$49,463,501

Shares outstanding	26,040,047	4,847,820

Net asset value, offering and redemption price per share	$10.51	$10.20

* Investments, at cost	$256,770,405	$47,754,974

The accompanying notes are an integral part of the financial statements.

20

PACIFIC CAPITAL FUNDS

Statements of Operations

For the Six Months Ended October 31, 2021

(Unaudited)

		Pacific Capital
	Pacific Capital	Tax-Free
	Tax-Free	Short
	Securities	Intermediate
	Fund	Securities Fund
Investment income
Interest	$3,353,664	$390,911
Dividends	430	166

Total investment income	3,354,094	391,077

Expenses
Advisory fees (Note 2)	277,943	50,137
Trustees’ and officers’ fees (Note 2)	40,089	7,283
Administration and accounting fees (Note 2)	35,146	24,181
Legal fees	22,851	5,156
Audit fees	15,286	15,193
Custodian fees (Note 2)	12,627	5,793
Shareholder reporting fees	11,774	11,394
Transfer agent fees (Note 2)	11,596	11,420
Registration and filing fees	287	205
Other expenses	12,778	5,070

Total expenses before waivers	440,377	135,832

Less: waivers (Note 2)	(277,943)	(50,137)

Net expenses after waivers	162,434	85,695

Net investment income	3,191,660	305,382

Net realized and unrealized gain/(loss) from investments:
Net realized gain from investments	193,971	44,007
Net change in unrealized depreciation on investments	(2,861,445)	(397,219)

Net realized and unrealized loss on investments	(2,667,474)	(353,212)

Net increase/(decrease) in net assets resulting from operations	$524,186	$(47,830)

The accompanying notes are an integral part of the financial statements.

21

PACIFIC CAPITAL FUNDS

Statements of Changes in Net Assets

	Pacific Capital Tax-Free Securities Fund
	For the Six Months Ended October 31, 2021 (Unaudited)	For the Year Ended April 30, 2021
Net increase/(decrease) in net assets from operations:
Net investment income	$3,191,660	$6,582,196
Net realized gains from investments	193,971	139,548
Net change in unrealized appreciation/(depreciation) on investments	(2,861,445)	7,895,165

Net increase in net assets resulting from operations	524,186	14,616,909

Less dividends and distributions to shareholders from:
Total distributable earnings:
Class Y	(3,191,660)	(6,582,195)

Net decrease in net assets from dividends and distributions to shareholders	(3,191,660)	(6,582,195)

Increase in net assets derived from capital share transactions (Note 4)	668,872	1,619,737

Total increase/(decrease) in net assets	(1,998,602)	9,654,451

Net assets
Beginning of period	275,647,808	265,993,357

End of period	$273,649,206	$275,647,808

The accompanying notes are an integral part of the financial statements.

22

PACIFIC CAPITAL FUNDS

Statements of Changes in Net Assets (Concluded)

	Pacific Capital Tax-Free Short Intermediate Securities Fund
	For the Six Months Ended October 31, 2021 (Unaudited)	For the Year Ended April 30, 2021
Net increase/(decrease) in net assets from operations:
Net investment income	$305,382	$720,133
Net realized gains from investments	44,007	75,845
Net change in unrealized appreciation/(depreciation) on investments	(397,219)	717,489

Net increase/(decrease) in net assets resulting from operations	(47,830)	1,513,467

Less dividends and distributions to shareholders from:
Total distributable earnings:
Class Y	(305,382)	(720,132)

Net decrease in net assets from dividends and distributions to shareholders	(305,382)	(720,132)

Decrease in net assets derived from capital share transactions (Note 4)	(206,615)	(4,369,229)

Total decrease in net assets	(559,827)	(3,575,894)

Net assets
Beginning of period	50,023,328	53,599,222

End of period	$49,463,501	$50,023,328

The accompanying notes are an integral part of the financial statements.

23

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Financial Highlights

Contained below is per share operating performance data for Class Y shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class Y shares
	For the Six Months Ended October 31, 2021 (Unaudited)		For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019	For the Year Ended April 30, 2018	For the Year Ended April 30, 2017
Per Share Operating Performance
Net asset value, beginning of period	$10.61		$10.30	$10.24	$9.97	$10.15	$10.41

Net investment income	0.12		0.26	0.26	0.25	0.25	0.25
Net realized and unrealized gain/(loss) on investments	(0.10)		0.31	0.06	0.27	(0.18)	(0.26)

Total from investment operations	0.02		0.57	0.32	0.52	0.07	(0.01)

Dividends and distributions to shareholders from:
Net investment income	(0.12)		(0.26)	(0.26)	(0.25)	(0.25)	(0.25)

Net asset value, end of period	$10.51		$10.61	$10.30	$10.24	$9.97	$10.15

Total investment return(1)	0.21%		5.54%	3.14%	5.30%	0.63%	(0.10)%

Ratios/Supplemental Data
Net assets, end of period (in 000s)	$273,649		$275,648	$265,993	$281,615	$289,169	$314,733
Ratio of expenses to average net assets	0.12	%(2)	0.11%	0.09%	0.11%	0.10%	0.10%
Ratio of expenses to average net assets without waivers(3)	0.32	%(2)	0.31%	0.29%	0.31%	0.30%	0.30%
Ratio of net investment income to average net assets	2.30	%(2)	2.43%	2.51%	2.50%	2.41%	2.42%
Portfolio turnover rate	2	%(4)	9%	10%	11%	22%	15%

(1)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(2)	Annualized.
(3)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated (See Note 2).
(4)	Not annualized.

The accompanying notes are an integral part of the financial statements.

24

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Financial Highlights (Concluded)

Contained below is per share operating performance data for Class Y shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class Y shares
	For the Six Months Ended October 31, 2021 (Unaudited)		For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019	For the Year Ended April 30, 2018		For the Year Ended April 30, 2017
Per Share Operating Performance
Net asset value, beginning of period	$10.28		$10.12	$10.09	$9.95	$10.14		$10.27

Net investment income	0.06		0.15	0.17	0.16	0.14		0.13
Net realized and unrealized gain/(loss) on investments	(0.08)		0.16	0.03	0.14	(0.19)		(0.10)

Total from investment operations	(0.02)		0.31	0.20	0.30	(0.05)		0.03

Dividends and distributions to shareholders from:
Net investment income	(0.06)		(0.15)	(0.17)	(0.16)	(0.14)		(0.13)
Net realized capital gains	—		—	—	—	(0.00	)(1)	(0.03)

Total dividends and distributions to shareholders	(0.06)		(0.15)	(0.17)	(0.16)	(0.14)		(0.16)

Net asset value, end of period	$10.20		$10.28	$10.12	$10.09	$9.95		$10.14

Total investment return(2)	(0.17)%		3.04%	1.98%	3.01%	(0.49)%		0.24%

Ratios/Supplemental Data
Net assets, end of period (in 000s)	$49,464		$50,023	$53,599	$53,479	$52,363		$68,075
Ratio of expenses to average net assets	0.34	%(3)	0.28%	0.24%	0.34%	0.25%		0.25%
Ratio of expenses to average net assets without waivers(4)	0.54	%(3)	0.48%	0.44%	0.54%	0.45%		0.45%
Ratio of net investment income to average net assets	1.22	%(3)	1.43%	1.66%	1.57%	1.36%		1.24%
Portfolio turnover rate	6	%(5)	22%	30%	34%	27%		19%

(1)	Amount is less than $0.005 per share.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Annualized.
(4)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.

The accompanying notes are an integral part of the financial statements.

25

PACIFIC CAPITAL FUNDS

Notes to Financial Statements

October 31, 2021

(Unaudited)

1. Organization and Significant Accounting Policies

The Pacific Capital Tax-Free Securities Fund and the Pacific Capital Tax-Free Short Intermediate Securities Fund (each a “Fund” and together the “Funds”) are non-diversified, open-end management investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Funds are each a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Funds are each authorized to issue and offer Class Y shares.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation – Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees (“Board of Trustees”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1	—	quoted prices in active markets for identical securities;

•	Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3	—	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The fair value of a Fund’s bonds is generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

26

PACIFIC CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2021

(Unaudited)

The following is a summary of the inputs used, as of October 31, 2021, in valuing each Fund’s investments carried at fair value:

Funds	Total Value at 10/31/21	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Capital Tax-Free Securities Fund
Assets
Municipal Bonds	$268,882,040	$—	$268,882,040	$—
Registered Investment Company	2,877,857	2,877,857	—	—

Total Assets	$271,759,897	$2,877,857	$268,882,040	$—

Pacific Capital Tax-Free Short Intermediate Securities Fund
Assets
Municipal Bonds	$48,281,073	$—	$48,281,073	$—
Registered Investment Company	392,705	392,705	—	—

Total Assets	$48,673,778	$392,705	$48,281,073	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to their net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to their net assets as of the end of the reporting period.

For the six months ended October 31, 2021, there were no transfers in or out of Level 3.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums are recorded on a daily basis using the effective yield method except for short term securities, which records discounts and premiums on a straight-line basis.

27

PACIFIC CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2021

(Unaudited)

Dividends are recorded on the ex-dividend date. General expenses of the Trust are generally allocated to each fund under methodologies approved by the Board of Trustees. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

Dividends and Distributions to Shareholders — Dividends from net investment income for each Fund are declared daily and paid monthly to shareholders. Distributions, if any, of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by a Fund, after deducting any available capital loss carryovers are declared and paid to its shareholders annually. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. Tax Status — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to its long-term implications. The COVID-19 pandemic could adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Funds by its service providers. Fund management is continuing to monitor this development and evaluate its impact on the Funds.

2. Transactions with Related Parties and Other Service Providers

Investment advisory services are provided to the Funds by the Asset Management Group of Bank of Hawaii (the “Adviser”). Under terms of an advisory agreement, the Pacific Capital Tax-Free Securities Fund and the Pacific Capital Tax-Free Short Intermediate Securities Fund are charged an annual fee of 0.20% which is computed daily and paid monthly based upon average daily net assets. The Adviser has contractually agreed to waive its advisory fee (the “Waiver”). The Waiver will remain in effect until August 31, 2023. The Waiver may not be terminated at any time prior to that date without the consent of the Board of Trustees of FundVantage Trust (the “Trust”). While the Adviser is currently waiving its entire investment advisory fee, investors who invest in a Fund through a bank trust account may be subject to account level fees applicable to such amount charged by affiliates of the Adviser, including Bank of Hawaii’s Trust Services Group.

Fee rates for the six months ended October 31, 2021, were as follows:

	Maximum Annual Advisory Fee	Net Annual Fees Paid After Contractual Waivers
Pacific Capital Tax-Free Securities Fund	0.20%	0.00%
Pacific Capital Tax-Free Short Intermediate Securities Fund	0.20%	0.00%

Other Service Providers

The Bank of New York Mellon (“BNY Mellon”) serves as administrator and custodian for the Funds. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

28

PACIFIC CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2021

(Unaudited)

BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Funds. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

The Trust, on behalf of the Funds, has entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Funds and have agreed to compensate the intermediaries for providing those services. The fees incurred by the Funds for these services are included in Transfer agent fees in the Statements of Operations.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Funds pursuant to an underwriting agreement between the Trust and the Underwriter.

Trustees and Officers

The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Funds or the Trust.

JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. Alaric Compliance Services LLC (“Alaric”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and Alaric are compensated for their services provided to the Trust.

3. Investment in Securities

For the six months ended October 31, 2021, aggregated purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:

	Purchases	Sales
Pacific Capital Tax-Free Securities Fund	$5,499,015	$5,130,720
Pacific Capital Tax-Free Short Intermediate Securities Fund	3,122,151	3,026,040

The Funds are permitted to purchase or sell securities from or to certain other affiliated funds under specified conditions outlined in the procedures adopted by the Board of Trustees of the Funds. The procedures have been designed to provide assurances that any purchase or sale of securities by the Funds from or to another fund that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effective at the current market price.

For the six months ended October 31, 2021, the Funds did not engage in purchase or sale of securities with affiliated funds under Rule 17a-7.

29

PACIFIC CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2021

(Unaudited)

4. Capital Share Transactions

For the six months ended October 31, 2021 and the year ended April 30, 2021, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended
	October 31, 2021		For the Year Ended
	(Unaudited)		April 30, 2021

	Shares	Amount	Shares	Amount
Pacific Capital Tax-Free Securities Fund:
Class Y
Sales	1,409,393	$14,963,868	2,995,532	$31,849,577
Reinvestments	1,744	18,483	3,787	40,247
Redemptions	(1,350,627)	(14,313,479)	(2,855,931)	(30,270,087)

Net increase	60,510	$668,872	143,388	$1,619,737

Pacific Capital Tax-Free Short Intermediate Securities Fund:
Class Y
Sales	184,486	$1,892,550	569,020	$5,854,474
Reinvestments	169	1,735	433	4,453
Redemptions	(204,749)	(2,100,900)	(995,774)	(10,228,156)

Net decrease	(20,094)	$(206,615)	(426,321)	$(4,369,229)

5. Federal Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Each Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

The tax character of distributions paid during the year ended April 30, 2021, were as follows:

	Net	Total	Tax	Total
	Investment	Taxable	Exempt	Distributions
	Income	Distributions	Distributions	Paid*
Pacific Capital Tax-Free Securities Fund	$8,691	$8,691	$6,618,175	$6,626,866
Pacific Capital Tax-Free Short Intermediate Securities Fund	4,035	4,035	729,885	733,920

*	Distributions will not tie to Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

30

PACIFIC CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2021

(Unaudited)

Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

As of April 30, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Capital Loss Carryforward	Undistributed Tax Exempt	Distributions Payable	Unrealized Appreciation/ (Depreciation)
Pacific Capital Tax-Free Securities Fund	$(1,151,720)	$522,012	$(522,012)	$17,850,937
Pacific Capital Tax-Free Short Intermediate Securities Fund	(14,536)	39,131	(50,129)	1,316,022

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Short-term capital gain is reported as ordinary income for federal income tax purposes.

The cost for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation as of October 31, 2021 is as follows:

	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Pacific Capital Tax-Free Securities Fund	$256,770,405	$15,178,948	$(189,456)	$14,989,492
Pacific Capital Tax-Free Short Intermediate Securities Fund	47,754,974	955,663	(36,859)	918,804

*

Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and April 30 and late year ordinary losses ((i) ordinary losses between January 1 and April 30, and (ii) specified ordinary and currency losses between November 1 and April 30) as occurring on the first day of the following tax year. For the year ended April 30, 2021, any amount of losses elected within the tax return will not be recognized federal income tax purposes until May 1, 2021. For the year ended April 30, 2021, the Funds had no late year ordinary loss deferrals or capital loss deferrals.

Accumulated capital losses represent net capital loss carryforwards as of April 30, 2021 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of April 30, 2021, the Funds’ capital loss carryforward, which were comprised of both short-term losses and long-term losses, and had an unlimited period of capital loss carryover were as follows:

	Capital Loss Carryforward
	Short-Term	Long-Term
Pacific Capital Tax-Free Securities Fund	$1,138,134	$13,586
Pacific Capital Tax-Free Short Intermediate Securities Fund	14,536	—

6. Concentration of Credit Risk

The Pacific Capital Tax-Free Securities Fund and the Pacific Capital Tax-Free Short Intermediate Securities Fund primarily invest in debt obligations issued by the state of Hawaii and its political subdivisions, agencies, and public authorities to obtain funds for various public purposes. The Funds are more susceptible to factors adversely affecting issues of Hawaii municipal securities than is a municipal bond fund that is not concentrated in these issuers to the same extent.

31

PACIFIC CAPITAL FUNDS

Notes to Financial Statements (Concluded)

October 31, 2021

(Unaudited)

7. Debt Investment Risk

Debt investments are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates. There is a risk that an issuer of a Fund’s debt investments may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Securities such as high-yield/high-risk bonds, e.g., bonds with low credit ratings by Moody’s (Ba or lower) or Standard & Poor’s (BB and lower) or if unrated are of comparable quality as determined by the manager, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Debt investments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise.

8. Subsequent Events

Management has evaluated the impact of all subsequent events on each Fund through the date the financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

32

PACIFIC CAPITAL FUNDS

Statement Regarding Liquidity Risk Management Program

(Unaudited)

On October 16, 2016, the Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of FundVantage Trust, on behalf of the Pacific Capital Tax-Free Securities Fund and Pacific Capital Tax-Free Short Intermediate Securities Fund (each a “Fund” and, collectively, the “Funds”), met on September 21-22, 2021 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the Funds, pursuant to the Liquidity Rule. The Board has appointed a committee of individuals to serve as the program administrator for the Funds’ Program (the “Program Committee”). At the Meeting, the Program Committee provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation and any material changes to the Program as of June 30, 2021 (the “Report”).

The Report described the Program’s liquidity classification methodology. It also described the Program Committee’s methodology in determining whether a Highly Liquid Investment Minimum (a “HLIM”) is necessary and noted that, given the composition of each Fund’s portfolio holdings, a HLIM was not currently required for any of the Funds.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing liquidity risk, as follows:

A. Each Fund’s investment strategy and liquidity of Fund investments during both normal and reasonably foreseeable stressed conditions: As part of the Report, the Program Committee reviewed each Fund’s strategy and its determination that the strategy remains appropriate for an open-end fund structure. This determination was based on each Fund’s holdings of Highly Liquid Investments, the diversification of holdings and the related average position size of the holdings.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions: As part of the Report, the Program Committee reviewed historical net redemption activity and noted that it used this information as a component to establish each Fund’s reasonably anticipated trading size. Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Program Committee also took into consideration each Fund’s shareholder ownership concentration and the fact that shares of the Funds are offered through intermediaries. The intermediary agreements increase the likelihood of large unanticipated redemptions, meaning a Fund may not have the ability to conduct an orderly sale of portfolio securities. The amount of assets a Fund has on these platforms is a significant factor in the ability of the Fund to meet redemption expectations. In light of each Fund’s holdings, it was noted that each Fund maintains a high level of liquidity to meet shareholder redemptions under both normal and stressed market conditions.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements: As part of the Report, the Program Committee reviewed any changes in each Fund’s cash and cash equivalents positions in response to current/anticipated redemption activity or market conditions. It was noted that the Funds do not currently have a borrowing or other credit funding arrangement.

33

PACIFIC CAPITAL FUNDS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Funds uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 678-6034 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) as an exhibit to their reports on Form N-PORT. The Trust’s portfolio holdings on Form N-PORT are available on the SEC’s website at http://www.sec.gov.

34

[THIS PAGE INTENTIONALLY LEFT BLANK.]

[THIS PAGE INTENTIONALLY LEFT BLANK.]

[THIS PAGE INTENTIONALLY LEFT BLANK.]

Investment Adviser

Asset Management Group of Bank of Hawaii

111 South King Street, 4th Floor,

Honolulu, HI 96813

Administrator

The Bank of New York Mellon

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1800

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Troutman Pepper Hamilton Sanders LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

PAC-1021

Polen Growth Fund

Polen Global Growth Fund

Polen International Growth Fund

Polen U.S. Small Company Growth Fund

Polen International Small Company Growth Fund

Polen Global Emerging Markets Growth Fund

Polen U.S. SMID Company Growth Fund

of

FundVantage Trust

Institutional Class

Investor Class

Class Y

SEMI-ANNUAL REPORT

October 31, 2021

(Unaudited)

IMPORTANT NOTE: As permitted by the Securities and Exchange Commission, paper copies of the Polen Funds’ shareholder reports are no longer sent by mail, unless you specifically request paper copies of the shareholder reports from the Polen Funds or from your financial intermediary. Instead, shareholder reports are available on the Polen Funds website (www.polencapital.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future shareholder reports in paper, free of charge. To elect to receive paper copies of shareholder reports through the mail or otherwise change your delivery method, contact your financial intermediary or, if you hold your shares directly through the Polen Funds, call the Polen Funds toll-free at (888) 678-6024 or write to the Polen Funds at:

Polen Funds

FundVantage Trust

c/o BNY Mellon Investment Servicing

P.O. Box 9829

Providence, RI 02940-8029

Your election to receive shareholder reports in paper will apply to all Polen Funds that you hold through the financial intermediary, or directly with the Polen Funds.

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

POLEN GROWTH FUND

Semi-Annual Report

Performance Data

October 31, 2021

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2021
	Six
	Months†	1 Year	3 Years	5 Years	10 Years
Institutional Class	14.36%	40.32%	29.51%	25.80%	19.01%
S&P 500® Index	10.91%	42.91%	21.50%	18.94%	16.21%
Russell 1000® Growth Index	15.20%	43.21%	29.44%	25.51%	19.42%

†	Not Annualized.

Average Annual Total Returns for the Periods Ended October 31, 2021
	Six
	Months†	1 Year	3 Years	5 Years	10 Years
Investor Class	14.21%	40.00%	29.18%	25.48%	18.71%
S&P 500® Index	10.91%	42.91%	21.50%	18.94%	16.21%
Russell 1000® Growth Index	15.20%	43.21%	29.44%	25.51%	19.42%

†	Not Annualized.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 678-6024. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s “Total Annual Fund Operating Expenses” as stated in the current prospectus dated September 1, 2021, are 0.96% for the Institutional Class shares and 1.21% for the Investor Class shares, respectively, of the Fund’s average daily net assets, which may differ from the actual expenses incurred by the Fund for the period covered by this report. Polen Capital Management, LLC (“PCM” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 1.00% (on an annual basis) with respect to the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2022 unless the Board of Trustees (“Board of Trustees”) of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, any fees waived and/or expenses reimbursed by the Adviser on or after January 1, 2017 with respect to the Fund for a three (3) year period following the date of such fee waiver and/or expense reimbursement. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500 (“S&P 500®”) Index and the Russell 1000® Growth Index. The S&P 500® Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. The Russell 1000® Growth Index is an unmanaged index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Growth Index companies with higher price-to-book ratios and higher forecasted growth values. It is impossible to invest directly in an index.

All mutual fund investing involves risk, including possible loss of principal. The Fund is non-diversified, which means that a large portion of the Fund’s assets may be invested in one or few companies or sectors. The Fund could fluctuate in value more than a diversified fund.

POLEN GLOBAL GROWTH FUND

Semi-Annual Report

Performance Data

October 31, 2021

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2021
	Six				Since
	Months†	1 Year	3 Years	5 Years	Inception
Institutional Class	7.21%	29.22%	23.75%	21.22%	16.57%*
MSCI All Country World® Index (“ACWI”) (Net Dividend)	7.01%	37.28%	17.49%	14.73%	10.74%**

†	Not Annualized.
*	The Polen Global Growth Fund (the “Fund”) Institutional Class shares commenced operations on December 30, 2014.
**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.

Average Annual Total Returns for the Periods Ended October 31, 2021
	Six				Since
	Months†	1 Year	3 Years	5 Years	Inception
Investor Class	7.05%	28.94%	23.43%	20.91%	17.14%*
MSCI All Country World® Index (“ACWI”) (Net Dividend)	7.01%	37.28%	17.49%	14.73%	11.29%**

†	Not Annualized.
*	The Polen Global Growth Fund (the “Fund”) Investor Class shares commenced operation on July 6, 2015.
**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 678-6024. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement”, as stated in the current prospectus dated September 1, 2021, are 1.01% and 1.06%, respectively, for the Institutional Class shares and 1.26% and 1.31%, respectively, for the Investor Class shares of the Fund’s average daily net assets, which may differ from the actual expenses incurred by the Fund for the period covered by this report. Polen Capital Management, LLC (“PCM” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 1.10% (on an annual basis) with respect to the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2022 unless the Board of Trustees (“Board of Trustees”) of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.

The Fund intends to evaluate performance as compared to that of the MSCI ACWI Index (Net Dividend), which captures large and mid-cap representation across 23 Developed Markets (DM) and 27 Emerging Markets (EM) countries. With 2,975 constituents, the index covers approximately 85% of the global investable equity opportunity set. Indexes are unmanaged and it is not possible to invest directly in an index.

All mutual fund investing involves risk, including possible loss of principal. The Fund is non-diversified, which means that a large portion of the Fund’s assets may be invested in one or few companies or sectors. The Fund could fluctuate in value more than a diversified fund. Investing in foreign securities entails special risks, such as fluctuations in currency exchange rates and possible lax regulation of securities markets and accounting practices.

POLEN GLOBAL GROWTH FUND

Semi-Annual Report

Performance Data (Concluded)

October 31, 2021

(Unaudited)

The Fund may invest a substantial amount of its assets in issuers located in a limited number of countries. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.

POLEN INTERNATIONAL GROWTH FUND

Semi-Annual Report

Performance Data

October 31, 2021

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2021
	Six			Since
	Months†	1 Year	3 Years	Inception*
Institutional Class	0.22%	14.79%	12.52%	13.41%
MSCI All Country World® Index (“ACWI”) (ex-USA) (Net Dividend)	1.77%	29.66%	12.01%	10.18%**

†	Not Annualized.
*	The Polen International Growth Fund (the “Fund”) Institutional Class shares commenced operations on December 30, 2016.
**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.

Average Annual Total Returns for the Periods Ended October 31, 2021
	Six			Since
	Months†	1 Year	3 Years	Inception*
Investor Class	0.06%	14.46%	12.22%	11.64%
MSCI All Country World® Index (“ACWI”) (ex-USA) (Net Dividend)	1.77%	29.66%	12.01%	9.22%**

†	Not Annualized.
*	The Fund’s Investor Class shares commenced operations on March 15, 2017.
**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 678-6024. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement,” as stated in the current prospectus dated September 1, 2021 are 1.04% and 1.10%, respectively, for the Institutional Class shares and 1.29% and 1.35%, respectively, for the Investor Class shares of the Fund’s average daily net assets, which may differ from the actual expenses incurred by the Fund for the period covered by this report. Polen Capital Management, LLC (“PCM” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 1.10% (on an annual basis) with respect to the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2022 unless the Board of Trustees (“Board of Trustees”) of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, any fees waived and/or expenses reimbursed for a three (3) year period following the date of such fee waiver and/or expense reimbursement. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.

The Fund intends to evaluate performance as compared to that of the MSCI ACWI Index (ex-USA) (Net Dividend), which captures large and mid-cap representation across 22 of 23 Developed Markets (DM) countries (excluding the US) and 27 Emerging Markets (EM) countries. With 2,350 constituents, the index covers approximately 85% of the global equity opportunity set outside the US. Indexes are unmanaged and it is not possible to invest directly in an index.

All mutual fund investing involves risk, including possible loss of principal. The Fund is non-diversified, which means that a large portion of the Fund’s assets may be invested in one or few companies or sectors. The Fund could fluctuate in value more than a diversified fund. Investing in foreign securities entails special risks, such as fluctuations in currency exchange rates and possible lax regulation of securities markets and accounting practices.

POLEN INTERNATIONAL GROWTH FUND

Semi-Annual Report

Performance Data (Concluded)

October 31, 2021

(Unaudited)

The Fund may invest a substantial amount of its assets in issuers located in a limited number of countries. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.

POLEN U.S. SMALL COMPANY GROWTH FUND

Semi-Annual Report

Performance Data

October 31, 2021

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2021
	Six			Since
	Months†	1 Year	3 Years	Inception*
Institutional Class	14.32%	51.97%	28.74%	22.72%
Russell 2000® Growth Index	0.44%	38.45%	18.66%	14.85%**

†	Not Annualized.
*	The Polen U.S. Small Company Growth Fund (the “Fund”) Institutional Class shares commenced operations on November 1, 2017.
**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.

Average Annual Total Returns for the Periods Ended October 31, 2021
	Six		Since
	Months†	1 Year	Inception*
Investor Class	14.14%	51.57%	27.72%
Russell 2000® Growth Index	0.44%	38.45%	20.55%**

†	Not Annualized.
*	The Fund’s Investor Class shares commenced operations on February 8, 2019.
**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.

Total Returns for the Period Ended October 31, 2021
Since
Inception†*
Class Y	17.05%
Russell 2000® Growth Index	3.40%**

†	Not Annualized.
*	The Fund’s Class Y shares commenced operations on June 1, 2021.
**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 678-6024. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement,” as stated in the current prospectus dated September 1, 2021, are 1.34% and 1.10%, respectively, for the Institutional Class shares, 1.59% and 1.35%, respectively, for the Investor Class shares and 1.34% and 1.00%, respectively, for the Class Y shares of the Fund’s average daily net assets, which may differ from the actual expenses incurred by the Fund for the period covered by this report. Effective May 1, 2021, Polen Capital Management, LLC (“PCM” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 1.10% with respect to Institutional Class and Investor Class shares and 1.00% with respect to Class Y shares (on an annual basis) with respect to the Fund’s average daily net assets (the “Expense Limitation”). Prior to May 1, 2021 the Expense Limitation was 1.25% with respect to Institutional Class and Investor Class shares. The Expense Limitation will remain in place until August 31, 2022 unless the Board of Trustees (“Board of Trustees”) of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed

POLEN U.S. SMALL COMPANY GROWTH FUND

Semi-Annual Report

Performance Data (Concluded)

October 31, 2021

(Unaudited)

the limits described above or any lesser limits in effect at the time of reimbursement. No reimbursement will occur unless the Fund’s expenses are below the Expense Limitation amount. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.

The Fund intends to evaluate performance as compared to that of the Russell 2000® Growth Index, which is an unmanaged index measuring the performance of the 2,000 smallest companies in the Russell 3000® Index, which is made up of 3,000 of the biggest U.S. stocks. It is impossible to invest directly in an index.

All mutual fund investing involves risk, including possible loss of principal. The Fund is non-diversified, which means that a large portion of the Fund’s assets may be invested in one or few companies or sectors. The Fund could fluctuate in value more than a diversified fund. The Fund invests in securities of small-capitalization companies, which may be subject to more abrupt or erratic market movements than securities of larger, more established companies. Small-capitalization companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. Securities of small-capitalization companies may trade less frequently and in lower volumes than the securities of larger companies, which could lead to higher transaction costs.

POLEN INTERNATIONAL SMALL COMPANY GROWTH FUND

Semi-Annual Report

Performance Data

October 31, 2021

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2021
	Six		Since
	Months†	1 Year	Inception*
Institutional Class	10.63%	27.76%	25.35%
MSCI All Country World® Index (“ACWI”) (ex-USA Small Cap) (Net Dividend)	3.27%	38.83%	18.15%**

†	Not Annualized.
*	The Polen International Small Company Growth Fund (the “Fund”) commenced operations on December 31, 2018.
**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.

Average Annual Total Returns for the Periods Ended October 31, 2021
	Six		Since
	Months†	1 Year	Inception*
Investor Class	10.51%	27.46%	22.59%
MSCI All Country World® Index (“ACWI”) (ex-USA Small Cap) (Net Dividend)	3.27%	38.83%	15.70%**

†	Not Annualized.
*	The Fund’s Investor Class shares commenced operations on February 8, 2019.
**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 678-6024. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement,” as stated in the current prospectus dated September 1, 2021, are 1.99% and 1.25%, respectively, for the Institutional Class shares and 2.24% and 1.50%, respectively, for the Investor Class shares of the Fund’s average daily net assets, which may differ from the actual expenses incurred by the Fund for the period covered by this report. Polen Capital Management, LLC (“PCM” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 1.25% (on an annual basis) with respect to the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2022 unless the Board of Trustees (“Board of Trustees”) of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.

The Fund intends to evaluate performance as compared to that of the MSCI ACWI Index (ex-USA Small Cap) (Net Dividend), which captures small cap representation across 22 of 23 Developed Markets (DM) countries (excluding the US) and 26 Emerging Markets (EM) countries. With 4,382 constituents, the index covers approximately 14% of the global equity opportunity set outside the US. Indexes are unmanaged and it is not possible to invest directly in an index.

All mutual fund investing involves risk, including possible loss of principal. The Fund is non-diversified, which means that a large portion of the Fund’s assets may be invested in one or few companies or sectors. The Fund could fluctuate in value more than a diversified fund. Investing in foreign securities entails special risks, such as fluctuations in currency exchange rates and possible lax regulation of securities markets and accounting practices.

The Fund may invest a substantial amount of its assets in issuers located in a limited number of countries. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant

POLEN INTERNATIONAL SMALL COMPANY GROWTH FUND

Semi-Annual Report

Performance Data (Concluded)

October 31, 2021

(Unaudited)

impact on its investment performance. The Fund’s investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.

POLEN GLOBAL EMERGING MARKETS GROWTH FUND

Semi-Annual Report

Performance Data

October 31, 2021

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2021
	Six		Since
	Months†	1 Year	Inception*
Institutional Class	-5.94%	3.79%	1.34%
MSCI Emerging Markets Index (Net Dividend)	3.89%	16.96%	14.60%**

†	Not Annualized.
*	The Polen Global Emerging Markets Growth Fund (the “Fund”) Institutional Class shares commenced operations on October 16, 2020.
**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 678-6024. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement”, as stated in the current prospectus dated September 1, 2021, are 2.51% and 1.25%, respectively, for the Institutional Class shares of the Fund’s average daily net assets, which may differ from the actual expenses incurred by the Fund for the period covered by this report. Polen Capital Management, LLC (“PCM” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by FundVantage Trust (the “Trust”), interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 1.25% (on an annual basis) with respect to the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until October 31, 2022 unless the Board of Trustees (“Board of Trustees”) of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or expense reimbursement. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.

The Fund intends to evaluate performance as compared to that of the MSCI Emerging Markets Index (Net Dividend), which captures large and mid cap representation across 27 Emerging Markets (EM) countries. With 1,417 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. Indexes are unmanaged and it is not possible to invest directly in an index.

All mutual fund investing involves risk, including possible loss of principal. The Fund is non-diversified, which means that a large portion of the Fund’s assets may be invested in one or few companies or sectors. The Fund could fluctuate in value more than a diversified fund. Investing in foreign securities entails special risks, such as fluctuations in currency exchange rates and possible lax regulation of securities markets and accounting practices. The Fund is a recently formed mutual fund and has a limited history of operations.

The Fund may invest a substantial amount of its assets in issuers located in a limited number of countries. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.

POLEN U.S. SMID COMPANY GROWTH FUND

Semi-Annual Report

Performance Data

October 31, 2021

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2021
	Six	Since
	Months†	Inception*
Institutional Class	14.70%	21.70%
Russell 2500® Growth Index	3.89%	9.80%**

†	Not Annualized.
*	The Polen U.S. SMID Company Growth Fund (the “Fund”) Institutional Class shares commenced operations on April 1, 2021.
**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 678-6024. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement”, as stated in the current prospectus dated September 1, 2021, are 4.58% and 1.05%, respectively, for the Institutional Class shares of the Fund’s average daily net assets, which may differ from the actual expenses incurred by the Fund for the period covered by this report. Polen Capital Management, LLC (“PCM” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by FundVantage Trust (the “Trust”), interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 1.05% (on an annual basis) with respect to the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until April 30, 2023 unless the Board of Trustees (“Board of Trustees”) of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.

The Fund intends to evaluate performance as compared to that of the Russell 2500® Growth Index, which is an unmanaged index measuring the performance of the 2,500 smallest companies in the Russell 3000® Index, which is made up of 3,000 of the biggest U.S. stocks. It is impossible to invest directly in an Index.

All mutual fund investing involves risk, including possible loss of principal. The Fund is non-diversified, which means that a large portion of the Fund’s assets may be invested in one or few companies or sectors. The Fund could fluctuate in value more than a diversified fund. The Fund invests in securities of small or mid-capitalization companies. Small-capitalization companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies. Small-capitalization companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. Securities of small-capitalization companies may trade less frequently and in lower volumes than the securities of larger companies, which could lead to higher transaction costs. Mid-capitalization companies are usually less stable in price and less liquid than larger, more established companies. The Fund is a recently formed mutual fund and has a limited history of operations.

POLEN GROWTH FUNDS

Fund Expense Disclosure

October 31, 2021

(Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees (if any) and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from May 1, 2021 through October 31, 2021 and held for the entire period.

Actual Expenses

The first line of each accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of each accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund(s) and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments (if any) or redemption fees. Therefore, the second line of each accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2021	Ending Account Value October 31, 2021	Expenses Paid During Period
Polen Growth Fund
Institutional Class[1]
Actual	$1,000.00	$1,143.60	$5.08
Hypothetical (5% return before expenses)	1,000.00	1,020.47	4.79
Investor Class[1]
Actual	$1,000.00	$1,142.10	$6.43
Hypothetical (5% return before expenses)	1,000.00	1,019.21	6.06

Polen Global Growth Fund
Institutional Class[2]
Actual	$1,000.00	$1,072.10	$5.07
Hypothetical (5% return before expenses)	1,000.00	1,020.32	4.94
Investor Class[2]
Actual	$1,000.00	$1,070.50	$6.37
Hypothetical (5% return before expenses)	1,000.00	1,019.06	6.21

POLEN GROWTH FUNDS

Fund Expense Disclosure (Continued)

October 31, 2021

(Unaudited)

	Beginning Account Value	Ending Account Value	Expenses Paid
	May 1, 2021	October 31, 2021	During Period
Polen International Growth Fund
Institutional Class[3]
Actual	$1,000.00	$1,002.20	$5.15
Hypothetical (5% return before expenses)	1,000.00	1,020.06	5.19
Investor Class[3]
Actual	$1,000.00	$1,000.60	$6.40
Hypothetical (5% return before expenses)	1,000.00	1,018.80	6.46

Polen U.S. Small Company Growth Fund
Institutional Class[4]
Actual	$1,000.00	$1,143.20	$5.94
Hypothetical (5% return before expenses)	1,000.00	1,019.66	5.60
Investor Class[4]
Actual	$1,000.00	$1,141.40	$7.29
Hypothetical (5% return before expenses)	1,000.00	1,018.40	6.87
Class Y5
Actual	$1,000.00	$1,170.50	$4.55
Hypothetical (5% return before expenses)	1,000.00	1,020.16	5.09

Polen International Small Company Growth Fund
Institutional Class[6]
Actual	$1,000.00	$1,106.30	$6.64
Hypothetical (5% return before expenses)	1,000.00	1,018.90	6.36
Investor Class[6]
Actual	$1,000.00	$1,105.10	$7.96
Hypothetical (5% return before expenses)	1,000.00	1,017.64	7.63

Polen Global Emerging Markets Growth Fund
Institutional Class[7]
Actual	$1,000.00	$ 940.60	$6.11
Hypothetical (5% return before expenses)	1,000.00	1,018.90	6.36

Polen U.S. SMID Company Growth Fund
Institutional Class[8]
Actual	$1,000.00	$1,147.00	$5.68
Hypothetical (5% return before expenses)	1,000.00	1,019.91	5.35

1

Expenses are equal to an annualized expense ratio for the six-month period ended October 31, 2021 of 0.94% for Institutional Class and 1.19% for Investor Class, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The Fund’s ending account values on the first line of each table are based on the actual six-month total returns for the Fund of 14.36% and 14.21% for Institutional Class and Investor Class, respectively.

2

Expenses are equal to an annualized expense ratio for the six-month period ended October 31, 2021 of 0.97% for Institutional Class and 1.22% for Investor Class, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The Fund’s ending account values on the first line of each table are based on the actual six-month total returns for the Fund of 7.21% and 7.05% for Institutional Class and Investor Class, respectively.

3

Expenses are equal to an annualized expense ratio for the six-month period ended October 31, 2021 of 1.02% for Institutional Class and 1.27% for Investor Class, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The Fund’s ending account values on the first line of each table are based on the actual six-month total returns for the Fund of 0.22% and 0.06% for Institutional Class and Investor Class, respectively.

POLEN GROWTH FUNDS

Fund Expense Disclosure (Concluded)

October 31, 2021

(Unaudited)

4

Expenses are equal to an annualized expense ratio for the six-month period ended October 31, 2021 of 1.10% for Institutional Class and 1.35% for Investor Class, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The Fund’s ending account values on the first line of each table are based on the actual six-month total returns for the Fund of 14.32% and 14.14% for Institutional Class and Investor Class, respectively.

5

Expenses are equal to an annualized expense ratio for the period beginning June 1, 2021, commencement of operations, to October 31, 2021 of 1.00% for Class Y, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (153), then divided by 365 to reflect the period. The Class Y ending account values on the first line of each table are based on the actual total return for the Fund of 17.05%. For comparative purposes, the Hypothetical expenses are as if the Class Y had been in existence from May 1, 2021, and are equal to the Class Y annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by 365 to reflect the period.

6

Expenses are equal to an annualized expense ratio for the six-month period ended October 31, 2021 of 1.25% for Institutional Class and 1.50% for the Investor Class, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The Fund’s ending account values on the first line of each table are based on the actual six-month total returns for the Fund of 10.63% and 10.51% for Institutional Class and Investor Class, respectively.

7

Expenses are equal to an annualized expense ratio for the six-month period ended October 31, 2021 of 1.25% for Institutional Class, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The Institutional Class ending account values on the first line of the table is based on the actual six-month total return for the Fund of (5.94)%.

8

Expenses are equal to an annualized expense ratio for the six-month period ended October 31, 2021 of 1.05% for Institutional Class, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The Institutional Class ending account values on the first line of the table is based on the actual six-month total return for the Fund of 14.70%.

POLEN GROWTH FUND

Portfolio Holdings Summary Table

October 31, 2021

(Unaudited)

The following table presents a summary by industry of the portfolio holdings of the Fund:

	% of Net
	Assets	Value
COMMON STOCKS:
Internet Content & Information	21.5%	$2,926,345,120
Software Application	13.1	1,776,901,559
Software Infrastructure	11.8	1,602,248,356
Credit Services	11.0	1,501,026,618
Internet Retail	7.1	968,281,984
Information Technology Services	6.8	922,313,634
Medical Devices	6.7	906,140,056
Drug Manufacturers - Specialty & Generic	3.8	520,126,177
Entertainment	3.2	430,551,179
Healthcare Plans	3.1	423,057,734
Restaurants	2.3	313,141,763
Medical Instruments & Supplies	2.2	300,305,235
Footwear & Accessories	2.2	297,776,702
Diagnostics & Research	2.0	267,074,093
Financial Data & Stock Exchanges	1.7	234,328,977

Total Common Stocks	98.5	13,389,619,187

Other Assets in Excess of Liabilities	1.5	210,023,249

NET ASSETS	100.0%	$13,599,642,436

Portfolio holdings are subject to change at any time.

See Note 1. The industry designations set forth in the table above are those of the Morningstar Global Equity Classification System (“MGECS”).

The accompanying notes are an integral part of the financial statements.

POLEN GROWTH FUND

Portfolio of Investments

October 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS† — 98.5%
Credit Services — 11.0%
Mastercard, Inc., Class A	1,857,209	$623,130,764
PayPal Holdings, Inc.*	1,584,020	368,427,212
Visa, Inc., Class A	2,405,764	509,468,642

		1,501,026,618

Diagnostics & Research — 2.0%
Illumina, Inc.*	643,459	267,074,093

Drug Manufacturers - Specialty & Generic — 3.8%
Zoetis, Inc.	2,405,764	520,126,177

Entertainment — 3.2%
Netflix, Inc.*	623,707	430,551,179

Financial Data & Stock Exchanges — 1.7%
MSCI, Inc.	352,438	234,328,977

Footwear & Accessories — 2.2%
NIKE, Inc., Class B	1,780,003	297,776,702

Healthcare Plans — 3.1%
UnitedHealth Group, Inc.	918,752	423,057,734

Information Technology Services — 6.8%
Accenture PLC, Class A	1,453,309	521,432,736
Gartner, Inc.*	1,207,800	400,880,898

		922,313,634

Internet Content & Information — 21.5%
Airbnb, Inc., Class A*	2,322,522	396,361,604
Alphabet, Inc., Class A*	132,678	392,848,944
Alphabet, Inc., Class C*	372,197	1,103,716,706
Meta Platforms, Inc., Class A*	3,193,800	1,033,417,866

		2,926,345,120

Internet Retail — 7.1%
Amazon.com, Inc.*	287,117	968,281,984

Medical Devices — 6.7%
Abbott Laboratories	5,217,343	672,463,340
Align Technology, Inc.*	374,260	233,676,716

		906,140,056

	Number of Shares	Value
COMMON STOCKS — (Continued)
Medical Instruments & Supplies — 2.2%
Intuitive Surgical, Inc.*	831,571	$300,305,235

Restaurants — 2.3%
Starbucks Corp.	2,952,218	313,141,763

Software Application — 13.1%
Autodesk, Inc.*	1,582,058	502,477,441
salesforce.com, Inc.*	2,459,132	736,977,269
ServiceNow, Inc.*	770,246	537,446,849

		1,776,901,559

Software Infrastructure — 11.8%
Adobe, Inc.*	1,316,712	856,336,816
Microsoft Corp.	2,249,296	745,911,540

		1,602,248,356

TOTAL COMMON STOCKS (Cost $7,415,386,935)		13,389,619,187

TOTAL INVESTMENTS - 98.5% (Cost $7,415,386,935)		13,389,619,187
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.5%		210,023,249

NET ASSETS - 100.0%		$13,599,642,436

†	See Note 1. The industry designations set forth in the schedule above are those of the Morningstar Global Equity Classification System (“MGECS”).
*	Non-income producing.

PLC     Public Limited Company

The accompanying notes are an integral part of the financial statements.

POLEN GLOBAL GROWTH FUND

Portfolio Holdings Summary Table

October 31, 2021

(Unaudited)

The following table presents a summary by industry of the portfolio holdings of the Fund:

	% of Net
	Assets	Value
COMMON STOCKS:
Software	23.3%	$169,904,421
Information Technology Services	18.4	133,527,416
Interactive Media & Services	13.2	96,429,837
Health Care Equipment & Supplies	10.5	76,438,101
Textiles, Apparel & Luxury Goods	8.4	61,361,474
Life Sciences Tools & Services	6.2	45,506,097
Internet & Direct Marketing Retail	4.0	28,938,822
Insurance	3.8	27,708,591
Food Products	3.3	23,855,554
Hotels, Restaurants & Leisure	3.1	22,462,232
Biotechnology	2.2	16,191,085

Total Common Stocks	96.4	702,323,630

Other Assets in Excess of Liabilities	3.6	26,529,995

NET ASSETS	100.0%	$728,853,625

Portfolio holdings are subject to change at any time.

See Note 1. The industry designations set forth in the table above are those of the Global Industry Classification Standard (“GICS”).

The accompanying notes are an integral part of the financial statements.

POLEN GLOBAL GROWTH FUND

Portfolio of Investments

October 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS† — 96.4%
Australia — 2.2%
CSL Ltd.	71,157	$16,191,085

France — 2.5%
LVMH Moet Hennessy Louis Vuitton SE	23,184	18,179,077

Germany — 10.8%
adidas AG	78,032	25,539,994
SAP SE	186,038	26,940,382
Siemens Healthineers AG	394,313	26,224,159

		78,704,535

Ireland — 11.0%
Accenture PLC, Class A	96,401	34,587,715
ICON PLC*	158,685	45,506,097

		80,093,812

Switzerland — 3.3%
Nestle SA, Registered Shares	180,851	23,855,554

United States — 66.6%
Abbott Laboratories	256,740	33,091,219
Adobe, Inc.*	75,396	49,034,542
Align Technology, Inc.*	27,424	17,122,723
Alphabet, Inc., Class C*	21,392	63,436,051
Amazon.com, Inc.*	8,581	28,938,822
Aon PLC, Class A	86,611	27,708,591
Autodesk, Inc.*	95,193	30,234,249
Automatic Data Processing, Inc.	54,850	12,313,276

	Number of Shares	Value
COMMON STOCKS — (Continued)
United States — (Continued)
Mastercard, Inc., Class A	95,238	$31,954,254
Meta Platforms, Inc., Class A*	101,968	32,993,786
Microsoft Corp.	192,073	63,695,248
NIKE, Inc., Class B	105,460	17,642,403
PayPal Holdings, Inc.*	70,302	16,351,542
Starbucks Corp.	211,768	22,462,232
Visa, Inc., Class A	180,954	38,320,629

		485,299,567

TOTAL COMMON STOCKS (Cost $491,796,563)†		702,323,630

TOTAL INVESTMENTS - 96.4% (Cost $491,796,563)		702,323,630

OTHER ASSETS IN EXCESS OF LIABILITIES - 3.6%		26,529,995

NET ASSETS - 100.0%		$728,853,625

†	See Note 1. The industry designations set forth in the schedule above are those of the Global Industry Classification Standard (“GICS”).
*	Non-income producing.

PLC     Public Limited Company

The accompanying notes are an integral part of the financial statements.

POLEN INTERNATIONAL GROWTH FUND

Portfolio Holdings Summary Table

October 31, 2021

(Unaudited)

The following table presents a summary by industry of the portfolio holdings of the Fund:

	% of Net
	Assets	Value
COMMON STOCKS:
Software	14.7%	$74,555,352
Health Care Equipment & Supplies	11.1	56,362,625
Life Sciences Tools & Services	10.6	53,807,802
Textiles, Apparel & Luxury Goods	10.1	51,379,596
Information Technology Services	9.4	47,464,253
Insurance	8.1	41,106,521
Hotels, Restaurants & Leisure	5.3	27,006,552
Internet & Direct Marketing Retail	4.6	23,361,110
Professional Services	4.3	21,695,265
Interactive Media & Services	4.1	20,592,101
Semiconductors & Semiconductor Equipment	3.9	19,891,669
Biotechnology	3.2	16,242,965
Trading Companies & Distributors	1.9	9,987,764
Personal Products	1.8	9,009,010
Food Products	1.7	8,609,321
Food & Staples Retailing	1.1	5,474,973

Total Common Stocks	95.9	486,546,879

Other Assets in Excess of Liabilities	4.1	20,855,877

NET ASSETS	100.0%	$507,402,756

Portfolio holdings are subject to change at any time.

See Note 1. The industry designations set forth in the table above are those of the Global Industry Classification Standard (“GICS”).

The accompanying notes are an integral part of the financial statements.

POLEN INTERNATIONAL GROWTH FUND

Portfolio of Investments

October 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS† — 95.9%
Argentina — 1.2%
MercadoLibre, Inc.*	4,076	$6,036,637

Australia — 3.2%
CSL Ltd.	71,385	16,242,965

Canada — 1.2%
Shopify, Inc., Class A*	4,079	5,982,792

China — 7.5%
Alibaba Group Holding Ltd., SP ADR*	105,035	17,324,473
Tencent Holdings Ltd.	338,520	20,592,101

		37,916,574

France — 6.9%
Dassault Systemes SE	185,594	10,838,211
Kering SA	13,257	9,949,842
LVMH Moet Hennessy Louis Vuitton SE	18,356	14,393,337

		35,181,390

Germany — 15.7%
adidas AG	82,604	27,036,417
SAP SE	152,958	22,150,028
Siemens Healthineers AG	457,866	30,450,811

		79,637,256

Ireland — 25.8%
Accenture PLC, Class A	81,581	29,270,447
Experian PLC	473,167	21,695,265
ICON PLC*	187,634	53,807,802
Medtronic PLC	216,184	25,911,814

		130,685,328

Mexico — 1.1%
Wal-Mart de Mexico SAB de CV	1,571,431	5,474,973

Netherlands — 3.9%
ASML Holding NV	24,470	19,891,669

	Number of Shares	Value
COMMON STOCKS — (Continued)
Spain — 2.4%
Amadeus IT Group SA*	182,532	$12,211,014

Sweden — 5.3%
Evolution AB	166,356	27,006,552

Switzerland — 5.5%
Nestle SA, Registered Shares	65,268	8,609,321
Temenos AG, Registered Shares	125,431	19,203,056

		27,812,377

United Kingdom — 8.1%
Bunzl PLC	270,231	9,987,764
Sage Group PLC (The)	2,299,524	22,364,057
Unilever PLC	168,261	9,009,010

		41,360,831

United States — 8.1%
Aon PLC, Class A	128,490	41,106,521

TOTAL COMMON STOCKS (Cost $375,307,909)†		486,546,879

TOTAL INVESTMENTS - 95.9% (Cost $375,307,909)		486,546,879
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.1%		20,855,877

NET ASSETS - 100.0%		$507,402,756

†	See Note 1. The industry designations set forth in the schedule above are those of the Global Industry Classification Standard (“GICS”).
*	Non-income producing.

PLC	Public Limited Company
SP ADR	Sponsored American Depository Receipt

The accompanying notes are an integral part of the financial statements.

POLEN U.S. SMALL COMPANY GROWTH FUND

Portfolio Holdings Summary Table

October 31, 2021

(Unaudited)

The following table presents a summary by industry of the portfolio holdings of the Fund:

	% of Net
	Assets	Value
COMMON STOCKS:
Software Application	24.2%	$50,360,218
Software Infrastructure	16.3	33,877,566
Recreational Vehicles	7.5	15,613,279
Internet Retail	5.7	11,916,277
Restaurants	5.2	10,804,901
Insurance - Diversified	5.0	10,470,552
Diagnostics & Research	5.0	10,414,050
Health Information Services	4.5	9,422,932
Leisure	4.4	9,070,844
Consulting Services	4.2	8,796,320
Insurance - Specialty	4.1	8,492,237
Capital Markets	3.7	7,779,025
Medical Care Facilities	3.3	6,791,646
Medical Instruments & Supplies	2.5	5,127,084
Household & Personal Products	2.4	5,002,213

Total Common Stocks	98.0	203,939,144

Other Assets in Excess of Liabilities	2.0	4,255,199

NET ASSETS	100.0%	$208,194,343

Portfolio holdings are subject to change at any time.

See Note 1. The industry designations set forth in the table above are those of the Morningstar Global Equity Classification System (“MGECS”).

The accompanying notes are an integral part of the financial statements.

POLEN U.S. SMALL COMPANY GROWTH FUND

Portfolio of Investments

October 31, 2021

(Unaudited)

	Number of Shares	Value

COMMON STOCKS† — 98.0%
Capital Markets — 3.7%
Houlihan Lokey, Inc.	69,406	$7,779,025

Consulting Services — 4.2%
Exponent, Inc.	76,623	8,796,320

Diagnostics & Research — 5.0%
Medpace Holdings, Inc.*	45,968	10,414,050

Health Information Services — 4.5%
Progyny, Inc.*	153,393	9,422,932

Household & Personal Products — 2.4%
Helen of Troy Ltd.*	22,237	5,002,213

Insurance - Diversified — 5.0%
Goosehead Insurance, Inc., Class A	72,561	10,470,552

Insurance - Specialty — 4.1%
Trupanion, Inc.*	82,932	8,492,237

Internet Retail — 5.7%
Revolve Group, Inc.*	158,799	11,916,277

Leisure — 4.4%
YETI Holdings, Inc.*	92,249	9,070,844

Medical Care Facilities — 3.3%
AMN Healthcare Services, Inc.*	68,811	6,791,646

Medical Instruments & Supplies — 2.5%
Warby Parker, Inc., Class A*	94,946	5,127,084

Recreational Vehicles — 7.5%
Fox Factory Holding Corp.*	69,257	11,146,914
Malibu Boats, Inc., Class A*	63,254	4,466,365

		15,613,279

Restaurants — 5.2%
Wingstop, Inc.	62,648	10,804,901

Software Application — 24.2%
Alarm.com Holdings, Inc.*	77,825	6,557,534

	Number of Shares	Value

COMMON STOCKS — (Continued)
Software Application — (Continued)
Appfolio, Inc., Class A*	50,783	$6,687,613
BigCommerce Holdings, Inc.*	110,872	5,123,395
Duck Creek Technologies, Inc.*	212,890	6,706,035
Globant SA*	36,358	11,605,110
Olo, Inc., Class A*	281,998	7,675,986
Paylocity Holding Corp.*	19,678	6,004,545

		50,360,218

Software Infrastructure — 16.3%
Altair Engineering, Inc., Class A*	72,111	5,609,515
Blackline, Inc.*	73,615	9,339,535
Endava PLC, SP ADR*	82,629	13,093,391
Qualys, Inc.*	46,876	5,835,125

		33,877,566

TOTAL COMMON STOCKS (Cost $153,700,394)		203,939,144

TOTAL INVESTMENTS - 98.0% (Cost $153,700,394)		203,939,144
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.0%		4,255,199

NET ASSETS - 100.0%		$208,194,343

†	See Note 1. The industry designations set forth in the schedule above are those of the Morningstar Global Equity Classification System (“MGECS”).
*	Non-income producing.

PLC	Public Limited Company
SP ADR	Sponsored American Depository Receipt

The accompanying notes are an integral part of the financial statements.

POLEN INTERNATIONAL SMALL COMPANY GROWTH FUND

Portfolio Holdings Summary Table

October 31, 2021

(Unaudited)

The following table presents a summary by industry of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Software	26.2%	$9,780,347
Information Technology Services	12.0	4,446,998
Interactive Media & Services	9.7	3,625,645
Health Care Technology	5.3	1,959,328
Entertainment	4.8	1,782,627
Health Care Equipment & Supplies	4.7	1,739,165
Specialty Retail	4.6	1,696,218
Internet & Direct Marketing Retail	4.2	1,587,008
Beverages	4.0	1,476,293
Leisure Products	3.9	1,469,070
Health Care Providers & Services	3.5	1,308,185
Real Estate Management & Development	3.5	1,301,662
Commercial Services & Supplies	2.7	993,704
Professional Services	2.5	928,585
Semiconductors & Semiconductor Equipment	2.3	858,916
Biotechnology	2.3	851,285
Capital Markets	2.3	845,449

Total Common Stocks	98.5	36,650,485

Other Assets in Excess of Liabilities	1.5	563,844

NET ASSETS	100.0%	$37,214,329

Portfolio holdings are subject to change at any time.

See Note 1. The industry designations set forth in the table above are those of the Global Industry Classification Standard (“GICS”).

The accompanying notes are an integral part of the financial statements.

POLEN INTERNATIONAL SMALL COMPANY GROWTH FUND

Portfolio of Investments

October 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS† — 98.5%
Australia — 13.1%
Cochlear Ltd.	5,990	$1,001,900
Pro Medicus Ltd.	18,316	739,663
Technology One Ltd.	167,822	1,558,443
Temple & Webster Group Ltd.*	164,720	1,587,008

		4,887,014

Canada — 9.0%
Altus Group Ltd.	24,818	1,301,662
Kinaxis, Inc.*	7,830	1,215,244
TMX Group Ltd.	7,809	845,449

		3,362,355

Denmark — 4.8%
Netcompany Group A/S	15,755	1,794,062

Finland — 4.6%
Musti Group Oyj	43,120	1,696,218

Germany — 10.0%
CompuGroup Medical SE & Co. KGaA	14,593	1,219,665
CTS Eventim AG & Co. KGaA*	24,510	1,782,627
Scout24 AG	10,318	718,608

		3,720,900

Italy — 3.5%
Amplifon SpA	25,707	1,308,185

Japan — 15.6%
Benefit One, Inc.	18,400	928,585
Cybozu, Inc.	57,100	1,354,746
Kakaku.com, Inc.	53,400	1,772,076
Smaregi, Inc.*	54,730	1,744,712

		5,800,119

South Korea — 5.0%
Douzone Bizon Co. Ltd.	14,100	984,263
Koh Young Technology, Inc.	54,355	858,916

		1,843,179

	Number of Shares	Value
COMMON STOCKS — (Continued)
Sweden — 8.2%
Cellavision AB	16,210	$737,265
Thule Group AB (The)	25,425	1,469,070
Vitrolife AB	13,080	851,285

		3,057,620

United Kingdom — 19.2%
Auto Trader Group PLC*	136,900	1,134,961
Endava PLC, SP ADR*	15,148	2,400,352
Fevertree Drinks PLC	47,542	1,476,293
GB Group PLC	93,048	1,128,877
HomeServe PLC	84,924	993,704

		7,134,187

Uruguay — 5.5%
Globant SA*	6,412	2,046,646

TOTAL COMMON STOCKS (Cost $27,767,804)†		36,650,485

TOTAL INVESTMENTS - 98.5% (Cost $27,767,804)		36,650,485
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.5%		563,844

NET ASSETS - 100.0%		$37,214,329

†	See Note 1. The industry designations set forth in the schedule above are those of the Global Industry Classification Standard (“GICS”).
*	Non-income producing.

PLC	Public Limited Company
SP ADR	Sponsored American Depository Receipt

The accompanying notes are an integral part of the financial statements.

POLEN GLOBAL EMERGING MARKETS GROWTH FUND

Portfolio Holdings Summary Table

October 31, 2021

(Unaudited)

The following table presents a summary by industry of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Interactive Media & Services	13.5%	$3,189,337
Food Products	11.0	2,644,041
Internet & Direct Marketing Retail	10.6	2,529,884
Textiles, Apparel & Luxury Goods	10.6	2,521,288
Specialty Retail	9.9	2,337,284
Beverages	7.7	1,822,469
Food & Staples Retailing	5.6	1,318,579
Entertainment	5.5	1,283,984
Personal Products	5.1	1,210,890
Hotels, Restaurants & Leisure	5.0	1,178,502
Software	4.7	1,120,627
Banks	2.8	661,995
Automobiles	2.5	583,620
Household Durables	1.5	352,655
Health Care Technology	1.3	304,556
Insurance	1.2	282,608
Diversified Consumer Services	0.2	57,260

Total Common Stocks	98.7	23,399,579

Other Assets in Excess of Liabilities	1.3	300,740

NET ASSETS	100.0%	$23,700,319

Portfolio holdings are subject to change at any time.

See Note 1. The industry designations set forth in the table above are those of the Global Industry Classification Standard (“GICS”).

The accompanying notes are an integral part of the financial statements.

POLEN GLOBAL EMERGING MARKETS GROWTH FUND

Portfolio of Investments

October 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS† — 98.7%
Argentina — 2.2%
MercadoLibre, Inc.*	347	$513,914

Brazil — 2.7%
Raia Drogasil SA	154,700	641,408

Cambodia — 5.0%
NagaCorp Ltd.	1,284,000	1,178,502

China — 22.6%
Alibaba Group Holding Ltd.*	38,200	785,493
ANTA Sports Products Ltd.	48,000	743,699
Autohome, Inc., ADR	8,320	327,392
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	96,274	645,439
NetEase, Inc.	27,700	537,316
Ping An Healthcare and Technology Co. Ltd.*	63,000	304,556
TAL Education Group, ADR*	14,000	57,260
Tencent Music Entertainment Group, ADR*	94,996	746,668
Tingyi Cayman Islands Holding Corp.	458,000	854,850
Zhejiang Supor Co. Ltd., Class A	42,605	352,655

		5,355,328

Hong Kong — 0.9%
Vitasoy International Holdings Ltd.	92,000	221,763

India — 20.1%
Bajaj Auto Ltd.	11,770	583,620
Britannia Industries Ltd.	13,280	653,295
Colgate-Palmolive India Ltd.	58,700	1,210,890
HDFC Bank Ltd.	31,250	661,995
Titan Co. Ltd.	24,580	784,283
United Spirits Ltd.*	69,470	881,878

		4,775,961

Mexico — 4.0%
Fomento Economico Mexicano SAB de CV	114,200	940,591

Netherlands — 3.5%
Prosus NV	9,580	843,835

Russia — 12.1%
Mail.Ru Group Ltd., GDR*	34,180	698,744
Yandex NV, Class A*	26,113	2,163,201

		2,861,945

	Number of Shares	Value
COMMON STOCKS — (Continued)
Singapore — 4.7%
Karooooo Ltd.*	31,836	$1,120,627

South Africa — 3.7%
Discovery Ltd.*	30,850	282,608
Mr Price Group Ltd.	44,740	585,677

		868,285

Taiwan — 4.5%
momo.com, Inc.	6,000	386,642
President Chain Store Corp.	67,000	677,171

		1,063,813

Thailand — 1.0%
Home Product Center PCL	533,500	235,100

Vietnam — 11.7%
Mobile World Investment Corp.	262,500	1,516,507
Phu Nhuan Jewelry JSC	217,300	993,306
Vietnam Dairy Products JSC	67,400	268,694

		2,778,507

TOTAL COMMON STOCKS (Cost $24,391,239)†		23,399,579

TOTAL INVESTMENTS - 98.7% (Cost $24,391,239)		23,399,579
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.3%		300,740

NET ASSETS - 100.0%		$23,700,319

†	See Note 1. The industry designations set forth in the schedule above are those of the Global Industry Classification Standard (“GICS”).
*	Non-income producing.

ADR	American Depositary Receipt
GDR	Global Depository Receipt
JSC	Joint Stock Company
PCL	Public Company Limited

The accompanying notes are an integral part of the financial statements.

POLEN U.S. SMID COMPANY GROWTH FUND

Portfolio Holdings Summary Table

October 31, 2021

(Unaudited)

The following table presents a summary by industry of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Software Application	37.0%	$8,791,316
Internet Retail	7.6	1,797,323
Information Technology Services	6.2	1,470,500
Specialty Retail	4.6	1,083,113
Diagnostics & Research	4.0	951,284
Recreational Vehicles	3.6	865,428
Restaurants	3.5	838,204
Insurance - Diversified	3.3	780,663
Building Products & Equipment	3.3	778,422
Capital Markets	3.3	778,059
Health Information Services	3.2	761,241
Specialty Industrial Machinery	3.1	730,390
Specialty Business Services	3.0	715,266
Insurance - Specialty	2.9	677,069
Consulting Services	2.5	599,600
Aerospace & Defense	2.1	509,889
Household & Personal Products	2.0	475,994
Medical Instruments & Supplies	1.9	442,314

Total Common Stocks	97.1	23,046,075

Other Assets in Excess of Liabilities	2.9	689,592

NET ASSETS	100.0%	$23,735,667

Portfolio holdings are subject to change at any time.

See Note 1. The industry designations set forth in the table above are those of the Morningstar Global Equity Classification System (“MGECS”).

The accompanying notes are an integral part of the financial statements.

POLEN U.S. SMID COMPANY GROWTH FUND

Portfolio of Investments

October 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS† — 97.1%
Aerospace & Defense — 2.1%
HEICO Corp.	3,658	$509,889

Building Products & Equipment — 3.3%
Trex Co., Inc.*	7,316	778,422

Capital Markets — 3.3%
Houlihan Lokey, Inc.	6,942	778,059

Consulting Services — 2.5%
Exponent, Inc.	5,223	599,600

Diagnostics & Research — 4.0%
Medpace Holdings, Inc.*	4,199	951,284

Health Information Services — 3.2%
Progyny, Inc.*	12,392	761,241

Household & Personal Products — 2.0%
Helen of Troy Ltd.*	2,116	475,994

Information Technology Services — 6.2%
CDW Corp.	4,055	756,866
EPAM Systems, Inc.*	1,060	713,634

		1,470,500

Insurance - Diversified — 3.3%
Goosehead Insurance, Inc., Class A	5,410	780,663

Insurance - Specialty — 2.9%
Trupanion, Inc.*	6,612	677,069

Internet Retail — 7.6%
Etsy, Inc.*	4,974	1,246,932
Farfetch Ltd., Class A*	14,037	550,391

		1,797,323

Medical Instruments & Supplies — 1.9%
Warby Parker, Inc., Class A*	8,191	442,314

Recreational Vehicles — 3.6%
Fox Factory Holding Corp.*	5,377	865,428

Restaurants — 3.5%
Wingstop, Inc.	4,860	838,204

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software Application — 37.0%
Alarm.com Holdings, Inc.*	7,096	$597,909
Appfolio, Inc., Class A*	3,725	490,545
Aspen Technology, Inc.*	4,458	698,524
Duck Creek Technologies, Inc.*	18,574	585,081
Dynatrace, Inc.*	15,130	1,134,750
Fair Isaac Corp.*	1,388	552,702
Globant SA*	3,691	1,178,130
Olo, Inc., Class A*	21,456	584,032
Paycom Software, Inc.*	2,116	1,159,251
Trade Desk, Inc. (The), Class A*	11,702	876,597
Tyler Technologies, Inc.*	1,719	933,795

		8,791,316

Specialty Business Services — 3.0%
Copart, Inc.*	4,606	715,266

Specialty Industrial Machinery — 3.1%
Generac Holdings, Inc.*	1,465	730,390

Specialty Retail — 4.6%
RH*	1,642	1,083,113

TOTAL COMMON STOCKS (Cost $19,747,038)		23,046,075

TOTAL INVESTMENTS - 97.1% (Cost $19,747,038)		23,046,075
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.9%		689,592

NET ASSETS - 100.0%		$23,735,667

†	See Note 1. The industry designations set forth in the schedule above are those of the Morningstar Global Equity Classification System (“MGECS”).
*	Non-income producing.

The accompanying notes are an integral part of the financial statements.

POLEN GROWTH FUNDS

Statements of Assets and Liabilities

October 31, 2021

(Unaudited)

			Polen
	Polen Growth	Polen Global	International
	Fund	Growth Fund	Growth Fund
Assets
Investments, at value*	$13,389,619,187	$702,323,630	$486,546,879
Cash and cash equivalents	220,252,412	24,679,199	19,661,769
Foreign currency, at value (Cost $—, $1 and $319, respectively)	—	1	316
Receivables:
Capital shares sold	31,411,646	2,183,798	1,959,413
Dividends	5,723,825	652,756	440,908
Prepaid expenses and other assets	507,204	55,925	43,301

Total Assets	13,647,514,274	729,895,309	508,652,586

Liabilities
Payables:
Capital shares redeemed	36,525,648	368,155	761,352
Investment adviser	9,466,455	510,754	350,891
Transfer agent fees	1,074,120	72,415	56,163
Administration and accounting fees	340,730	31,856	30,522
Custodian fees	283,935	32,450	36,370
12b-1 distribution fees (Investor Class Shares)	112,538	9,682	1,064
Audit fees	27,797	11,145	11,117
Shareholder reporting fees	24,842	4,005	346
Accrued expenses	15,773	1,222	2,005

Total Liabilities	47,871,838	1,041,684	1,249,830

Net Assets	$13,599,642,436	$728,853,625	$507,402,756

Net Assets Consisted of:
Capital stock, $0.01 par value	$2,374,010	$261,083	$278,178
Paid-in capital	7,094,769,413	502,142,582	421,078,784
Total distributable earnings	6,502,499,013	226,449,960	86,045,794

Net Assets	$13,599,642,436	$728,853,625	$507,402,756

Institutional Class Shares:
Net assets	$13,073,731,949	$681,921,025	$502,312,116

Shares outstanding	227,984,605	24,401,032	27,535,791

Net asset value, offering and redemption price per share	$57.34	$27.95	$18.24

Investor Class Shares:
Net assets	$525,910,487	$46,932,600	$5,090,640

Shares outstanding	9,416,413	1,707,281	282,014

Net asset value, offering and redemption price per share	$55.85	$27.49	$18.05

* Investments, at cost	$7,415,386,935	$491,796,563	$375,307,909

The accompanying notes are an integral part of the financial statements.

POLEN GROWTH FUNDS

Statements of Assets and Liabilities (Continued)

October 31, 2021

(Unaudited)

	Polen U.S. Small Company Growth Fund	Polen International Small Company Growth Fund	Polen Global Emerging Markets Growth Fund
Assets
Investments, at value*	$203,939,144	$36,650,485	$23,399,579
Cash and cash equivalents	4,228,122	597,432	415,218
Foreign currency, at value (Cost $—, $1 and $18,668, respectively)	—	1	18,663
Receivables:
Capital shares sold	1,328,174	15,100	—
Dividends and interest	—	14,156	3,921
Prepaid expenses and other assets	59,492	15,861	17,448

Total Assets	209,554,932	37,293,035	23,854,829

Liabilities
Payables:
Investments purchased	1,106,137	—	—
Investment adviser	107,451	17,138	1,667
Transfer agent fees	60,212	14,655	9,270
Capital shares redeemed	45,906	—	—
Administration and accounting fees	14,418	16,181	18,175
Custodian fees	11,811	11,418	14,376
Audit fees	10,492	10,830	10,715
12b-1 distribution fees (Investor Class Shares)	2,928	180	—
Shareholder reporting fees	307	6,403	6,455
Deferred foreign capital gains tax	—	—	90,722
Accrued expenses	927	1,901	3,130

Total Liabilities	1,360,589	78,706	154,510

Net Assets	$208,194,343	$37,214,329	$23,700,319

Net Assets Consisted of:
Capital stock, $0.01 par value	$92,523	$19,763	$23,371
Paid-in capital	150,342,932	27,991,406	25,650,748
Total distributable earnings/(loss)	57,758,888	9,203,160	(1,973,800)

Net Assets	$208,194,343	$37,214,329	$23,700,319

Institutional Class Shares:
Net assets	$186,803,906	$36,337,968	$23,700,319

Shares outstanding	8,297,965	1,929,421	2,337,061

Net asset value, offering and redemption price per share	$22.51	$18.83	$10.14

Investor Class Shares:
Net assets	$14,386,344	$876,361	N/A

Shares outstanding	643,311	46,847	N/A

Net asset value, offering and redemption price per share	$22.36	$18.71	N/A

Class Y Shares:
Net assets	$7,004,093	N/A	N/A

Shares outstanding	311,019	N/A	N/A

Net asset value, offering and redemption price per share	$22.52	N/A	N/A

* Investments, at cost	$153,700,394	$27,767,804	$24,391,239

The accompanying notes are an integral part of the financial statements.

POLEN GROWTH FUNDS

Statements of Assets and Liabilities (Concluded)

October 31, 2021

(Unaudited)

Polen U.S. SMID Company Growth Fund
Assets
Investments, at value*	$23,046,075
Cash and cash equivalents	721,523
Receivables:
Investment adviser	11,401
Prepaid expenses and other assets	17,892

Total Assets	23,796,891

Liabilities
Payables:
Administration and accounting fees	20,885
Transfer agent fees	15,843
Audit fees	10,613
Shareholder reporting fees	5,959
Custodian fees	5,957
Accrued expenses	1,967

Total Liabilities	61,224

Net Assets	$23,735,667

Net Assets Consisted of:
Capital stock, $0.01 par value	$19,498
Paid-in capital	20,154,509
Total distributable earnings	3,561,660

Net Assets	$23,735,667

Institutional Class Shares:
Net assets	$23,735,667

Shares outstanding	1,949,810

Net asset value, offering and redemption price per share	$12.17

* Investments, at cost	$19,747,038

The accompanying notes are an integral part of the financial statements.

POLEN GROWTH FUNDS

Statements of Operations

For the Six Months Ended October 31, 2021

(Unaudited)

	Polen Growth Fund	Polen Global Growth Fund	Polen International Growth Fund
Investment income
Dividends	$22,841,687	$2,004,736	$2,258,908
Less: foreign taxes withheld	—	(81,351)	(126,289)

Total investment income	22,841,687	1,923,385	2,132,619

Expenses
Advisory fees (Note 2)	53,001,013	2,934,990	2,083,504
Transfer agent fees (Note 2)	4,061,892	221,974	188,584
Administration and accounting fees (Note 2)	635,828	64,011	45,890
Distribution fees (Investor Class) (Note 2)	602,157	57,759	6,603
Trustees’ and officers’ fees (Note 2)	322,047	18,195	13,431
Registration and filing fees	263,938	51,796	48,853
Custodian fees (Note 2)	161,749	24,256	28,285
Shareholder reporting fees	141,347	16,826	15,335
Legal fees.	140,685	9,347	7,154
Audit fees	27,797	11,145	11,117
Other expenses	100,498	8,955	7,347

Total expenses before recoupments, waivers and/or reimbursements	59,458,951	3,419,254	2,456,103

Less: recoupments, waivers and/or reimbursements (Note 2)	—	—	64,147

Net expenses after recoupments, waivers and/or reimbursements	59,458,951	3,419,254	2,520,250

Net investment loss	(36,617,264)	(1,495,869)	(387,631)

Net realized and unrealized gain/(loss) from investments:
Net realized gain/(loss) from investments	258,767,583	15,381,414	(19,633,818)
Net realized loss from foreign currency transactions	—	(33,499)	(64,325)
Net change in unrealized appreciation on investments	1,427,594,387	32,729,137	21,463,194
Net change in unrealized depreciation on foreign currency translations	—	(7,035)	(7,803)

Net realized and unrealized gain on investments	1,686,361,970	48,070,017	1,757,248

Net increase in net assets resulting from operations	$1,649,744,706	$46,574,148	$1,369,617

The accompanying notes are an integral part of the financial statements.

POLEN GROWTH FUNDS

Statements of Operations (Continued)

For the Six Months Ended October 31, 2021

(Unaudited)

	Polen U.S. Small Company Growth Fund	Polen International Small Company Growth Fund	Polen Global Emerging Markets Growth Fund
Investment income
Dividends	$188,131	$111,429	$197,247
Less: foreign taxes withheld	—	(9,803)	(14,848)

Total investment income	188,131	101,626	182,399

Expenses
Advisory fees (Note 2)	754,865	171,258	123,863
Transfer agent fees (Note 2)	114,265	34,561	23,217
Registration and filing fees	28,865	18,759	19,694
Administration and accounting fees (Note 2)	27,695	30,771	33,527
Legal fees	24,211	3,783	3,311
Distribution fees (Investor Class) (Note 2)	15,669	973	—
Shareholder reporting fees	13,676	8,462	8,280
Audit fees	10,492	10,830	10,715
Custodian fees (Note 2)	5,101	7,127	9,679
Trustees’ and officers’ fees (Note 2)	3,720	884	729
Other expenses	4,957	3,889	3,548

Total expenses before waivers and/or reimbursements	1,003,516	291,297	236,563

Less: waivers and/or reimbursements (Note 2)	(159,741)	(76,249)	(81,814)

Net expenses after waivers and/or reimbursements	843,775	215,048	154,749

Net investment income/(loss)	(655,644)	(113,422)	27,650

Net realized and unrealized gain/(loss) from investments:
Net realized gain/(loss) from investments(a)	4,654,782	620,361	(695,207)
Net realized loss from foreign currency transactions	—	(757)	(1,543)
Net change in unrealized appreciation/(depreciation) on investments(b)	16,752,275	2,845,314	(812,432)
Net change in unrealized appreciation/(depreciation) on foreign currency translations	—	1,269	(225)

Net realized and unrealized gain/(loss) on investments	21,407,057	3,466,187	(1,509,407)

Net increase/(decrease) in net assets resulting from operations	$20,751,413	$3,352,765	$(1,481,757)

(a)	Net realized gain (loss) on investments for the Polen Global Emerging Markets Growth Fund was net of foreign capital gains tax withheld of $13,631.
(b)	Change in net unrealized appreciation/(depreciation) on investments for the Polen Global Emerging Markets Growth Fund was net of a increase in deferred foreign capital gains tax of $90,722.

The accompanying notes are an integral part of the financial statements.

POLEN GROWTH FUNDS

Statements of Operations (Concluded)

For the Six Months Ended October 31, 2021

(Unaudited)

Polen U.S. SMID Company Growth Fund
Investment income
Dividends	$18,150

Total investment income	18,150

Expenses
Advisory fees (Note 2)	91,256
Administration and accounting fees (Note 2)	33,654
Transfer agent fees (Note 2)	23,354
Legal fees	16,267
Registration and filing fees	14,404
Audit fees	10,613
Custodian fees (Note 2)	9,678
Shareholder reporting fees	8,421
Trustees’ and officers’ fees (Note 2)	418
Other expenses	2,886

Total expenses before waivers and/or reimbursements	210,951

Less: waivers and/or reimbursements (Note 2)	(115,102)

Net expenses after waivers and/or reimbursements	95,849

Net investment loss	(77,699)

Net realized and unrealized gain/(loss) from investments:
Net realized gain from investments	340,322
Net change in unrealized appreciation on investments	2,707,148

Net realized and unrealized gain on investments	3,047,470

Net increase in net assets resulting from operations	$2,969,771

The accompanying notes are an integral part of the financial statements.

POLEN GROWTH FUNDS

Statements of Changes in Net Assets

	Polen Growth Fund
	For the Six Months Ended October 31, 2021 (Unaudited)	For the Year Ended April 30, 2021
Net increase/(decrease) in net assets from operations:
Net investment loss	$(36,617,264)	$(45,129,334)
Net realized gains from investments	258,767,583	430,113,168
Net change in unrealized appreciation on investments	1,427,594,387	2,894,055,665

Net increase in net assets resulting from operations	1,649,744,706	3,279,039,499

Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	—	(114,004,945)
Investor Class	—	(6,142,838)

Net decrease in net assets from dividends and distributions to shareholders	—	(120,147,783)

Increase in net assets derived from capital share transactions (Note 4)	831,504,763	1,792,540,204

Total increase in net assets	2,481,249,469	4,951,431,920

Net assets
Beginning of period	11,118,392,967	6,166,961,047

End of period	$13,599,642,436	$11,118,392,967

The accompanying notes are an integral part of the financial statements.

POLEN GROWTH FUNDS

Statements of Changes in Net Assets (Continued)

	Polen Global Growth Fund
	For the Six Months Ended October 31, 2021 (Unaudited)	For the Year Ended April 30, 2021
Net increase/(decrease) in net assets from operations:
Net investment loss.	$(1,495,869)	$(1,756,384)
Net realized gains from investments and foreign currency transactions	15,347,915	6,062,910
Net change in unrealized appreciation on investments and foreign currency translations	32,722,102	151,097,156

Net increase in net assets resulting from operations	46,574,148	155,403,682

Increase in net assets derived from capital share transactions (Note 4)	49,943,519	204,006,804

Total increase in net assets	96,517,667	359,410,486

Net assets
Beginning of period	632,335,958	272,925,472

End of period	$728,853,625	$632,335,958

The accompanying notes are an integral part of the financial statements.

POLEN GROWTH FUNDS

Statements of Changes in Net Assets (Continued)

	Polen International Growth Fund
	For the Six Months Ended October 31, 2021 (Unaudited)	For the Year Ended April 30, 2021
Net increase/(decrease) in net assets from operations:
Net investment loss	$(387,631)	$(340,754)
Net realized losses from investments and foreign currency transactions	(19,698,143)	(2,698,518)
Net change in unrealized appreciation on investments and foreign currency translations	21,455,391	85,270,662

Net increase in net assets resulting from operations	1,369,617	82,231,390

Increase in net assets derived from capital share transactions (Note 4)	39,579,986	185,710,455

Total increase in net assets	40,949,603	267,941,845

Net assets
Beginning of period	466,453,153	198,511,308

End of period	$507,402,756	$466,453,153

The accompanying notes are an integral part of the financial statements.

POLEN GROWTH FUNDS

Statements of Changes in Net Assets (Continued)

	Polen U.S. Small Company Growth Fund
	For the Six Months Ended October 31, 2021 (Unaudited)	For the Year Ended April 30, 2021
Net increase/(decrease) in net assets from operations:
Net investment loss	$(655,644)	$(870,482)
Net realized gains from investments	4,654,782	6,206,070
Net change in unrealized appreciation on investments	16,752,275	32,388,687

Net increase in net assets resulting from operations	20,751,413	37,724,275

Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	—	(92,178)
Investor Class	—	(8,713)

Net decrease in net assets from dividends and distributions to shareholders	—	(100,891)

Increase in net assets derived from capital share transactions (Note 4)	57,689,570	58,807,569

Total increase in net assets	78,440,983	96,430,953

Net assets
Beginning of period	129,753,360	33,322,407

End of period	$208,194,343	$129,753,360

The accompanying notes are an integral part of the financial statements.

POLEN GROWTH FUNDS

Statements of Changes in Net Assets (Continued)

	Polen International Small Company Growth Fund
	For the Six Months Ended October 31, 2021 (Unaudited)	For the Year Ended April 30, 2021
Net increase/(decrease) in net assets from operations:
Net investment loss	$(113,422)	$(103,268)
Net realized gains/(losses) from investments and foreign currency transactions	619,604	(123,738)
Net change in unrealized appreciation on investments and foreign currency translations	2,846,583	5,842,302

Net increase in net assets resulting from operations	3,352,765	5,615,296

Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	—	(2,452)
Investor Class	—	(151)

Net decrease in net assets from dividends and distributions to shareholders	—	(2,603)

Increase in net assets derived from capital share transactions (Note 4)	3,208,379	16,960,637

Total increase in net assets	6,561,144	22,573,330

Net assets
Beginning of period	30,653,185	8,079,855

End of period	$37,214,329	$30,653,185

The accompanying notes are an integral part of the financial statements.

POLEN GROWTH FUNDS

Statements of Changes in Net Assets (Continued)

	Polen Global Emerging Markets Growth Fund
	For the Six Months Ended October 31, 2021 (Unaudited)	For the Period October 16, 2020* to April 30, 2021
Net increase/(decrease) in net assets from operations:
Net investment income/(loss)	$27,650	$(52,831)
Net realized losses from investments and foreign currency transactions	(696,750)	(179,894)
Net change in unrealized depreciation on investments and foreign currency translations	(812,657)	(269,916)

Net decrease in net assets resulting from operations	(1,481,757)	(502,641)

Increase/(decrease) in net assets derived from capital share transactions (Note 4)	(798,526)	26,483,243

Total increase/(decrease) in net assets	(2,280,283)	25,980,602

Net assets
Beginning of period	25,980,602	—

End of period	$23,700,319	$25,980,602

*	The Polen Global Emerging Markets Growth Fund commenced operations on October 16, 2020.

The accompanying notes are an integral part of the financial statements.

POLEN GROWTH FUNDS

Statements of Changes in Net Assets (Concluded)

	Polen U.S. SMID Company Growth Fund
	For the Six Months Ended October 31, 2021 (Unaudited)	For the Period April 01, 2021* to April 30, 2021
Net increase/(decrease) in net assets from operations:
Net investment loss	$(77,699)	$(9,211)
Net realized gains from investments	340,322	—
Net change in unrealized appreciation on investments	2,707,148	591,889

Net increase in net assets resulting from operations	2,969,771	582,678

Increase in net assets derived from capital share transactions (Note 4)	9,183,218	11,000,000

Total increase in net assets	12,152,989	11,582,678

Net assets
Beginning of period	11,582,678	—

End of period	$23,735,667	$11,582,678

*	The Polen U.S. SMID Company Growth Fund commenced operations on April 1, 2021.

The accompanying notes are an integral part of the financial statements.

POLEN GROWTH FUNDS

POLEN GROWTH FUND

Financial Highlights

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended October 31, 2021 (Unaudited)		For the Year Ended April 30, 2021	For the Year Ended April 30, 2020		For the Year Ended April 30, 2019		For the Year Ended April 30, 2018		For the Year Ended April 30, 2017
Per Share Operating Performance
Net asset value, beginning of period	$50.14		$34.57	$31.20		$25.34		$21.85		$18.92

Net investment loss(1)	(0.16)		(0.22)	(0.13)		(0.05)		(0.06)		(0.04)
Net realized and unrealized gain on investments	7.36		16.37	3.50		6.62		3.95		2.97

Total from investment operations	7.20		16.15	3.37		6.57		3.89		2.93

Dividends and distributions to shareholders from:
Net investment income	—		—	—		—		—		(0.00	)(2)
Net realized capital gains	—		(0.58)	(0.00	)(2)	(0.71)		(0.40)		—

Total dividends and distributions to shareholders	—		(0.58)	(0.00	)(2)	(0.71)		(0.40)		(0.00	)(2)

Redemption fees	—		0.00 (2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)

Net asset value, end of period	$57.34		$50.14	$34.57		$31.20		$25.34		$21.85

Total investment return(3)	14.36%		46.91%	10.80%		26.44%		17.90%		15.50%

Ratios/Supplemental Data
Net assets, end of period (in 000s)	$13,073,732		$10,700,658	$5,771,940		$3,381,068		$1,839,280		$1,363,731
Ratio of expenses to average net assets	0.94	%(4)	0.97%	0.98%		1.00%		1.00%		1.00%
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any	0.94	%(4)	0.97%	0.98	%(5)	1.00	%(5)	0.98	%(5)	1.12	%(5)
Ratio of net investment loss to average net assets	(0.58	)%(4)	(0.50)%	(0.40)%		(0.18)%		(0.24)%		(0.18)%
Portfolio turnover rate	7	%(6)	19%	23%		19%		20%		14%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)

During the period, certain fees were waived and/or reimbursed; or recouped, if any. If such fee waivers and/or reimbursements or recoupments had not occurred, the ratios would have been as indicated (See Note 2).

(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

POLEN GROWTH FUNDS

POLEN GROWTH FUND

Financial Highlights (Continued)

Contained below is per share operating performance data for Investor Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Investor Class
	For the Six Months Ended October 31, 2021 (Unaudited)		For the Year Ended April 30, 2021	For the Year Ended April 30, 2020		For the Year Ended April 30, 2019		For the Year Ended April 30, 2018		For the Year Ended April 30, 2017
Per Share Operating Performance
Net asset value, beginning of period	$48.90		$33.81	$30.59		$24.92		$21.55		$18.70

Net investment loss(1)	(0.22)		(0.31)	(0.21)		(0.12)		(0.11)		(0.08)
Net realized and unrealized gain on investments	7.17		15.98	3.43		6.50		3.88		2.93

Total from investment operations	6.95		15.67	3.22		6.38		3.77		2.85

Dividends and distributions to shareholders from:
Net investment income	—		—	—		—		—		—
Net realized capital gains	—		(0.58)	(0.00	)(2)	(0.71)		(0.40)		—

Total dividends and distributions to shareholders	—		(0.58)	(0.00	)(2)	(0.71)		(0.40)		—

Redemption fees	—		0.00 (2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)

Net asset value, end of period	$55.85		$48.90	$33.81		$30.59		$24.92		$21.55

Total investment return(3)	14.21%		46.54%	10.53%		26.12%		17.59%		15.24%

Ratios/Supplemental Data
Net assets, end of period (in 000s)	$525,910		$417,735	$395,021		$286,383		$67,130		$107,358
Ratio of expenses to average net assets	1.19	%(4)	1.21%	1.23%		1.25%		1.25%		1.25%
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any .	1.19	%(4)	1.21%	1.23	%(5)	1.26	%(5)	1.23	%(5)	1.38	%(5)
Ratio of net investment loss to average net assets	(0.83	)%(4)	(0.74)%	(0.64)%		(0.43)%		(0.49)%		(0.43)%
Portfolio turnover rate	7	%(6)	19%	23%		19%		20%		14%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)

During the period, certain fees were waived and/or reimbursed; or recouped, if any. If such fee waivers and/or reimbursements or recoupments had not occurred, the ratios would have been as indicated (See Note 2).

(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

POLEN GROWTH FUNDS

POLEN GLOBAL GROWTH FUND

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended October 31, 2021 (Unaudited)		For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019	For the Year Ended April 30, 2018	For the Year Ended April 30, 2017
Per Share Operating Performance
Net asset value, beginning of period	$26.07		$18.47	$17.35	$14.74	$12.29	$10.67

Net investment loss(1)	(0.06)		(0.08)	(0.04)	(0.02)	(0.03)	(0.02)
Net realized and unrealized gain on investments	1.94		7.68	1.16	2.90	2.48	1.65

Total from investment operations	1.88		7.60	1.12	2.88	2.45	1.63

Dividends and distributions to shareholders from:
Net realized capital gains	—		—	(0.01)	(0.28)	—	(0.01)

Redemption fees	—		0.00 (2)	0.01	0.01	0.00 (2)	0.00 (2)

Net asset value, end of period	$27.95		$26.07	$18.47	$17.35	$14.74	$12.29

Total investment return(3)	7.21%		41.15%	6.50%	19.91%	19.94%	15.24%

Ratios/Supplemental Data
Net assets, end of period (in 000s)	$681,921		$587,255	$255,374	$68,617	$30,702	$18,618
Ratio of expenses to average net assets	0.97	%(4)	1.06%	1.10%	1.10%	1.10%	1.10%
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any(5)	0.97	%(4)	1.01%	1.12%	1.31%	1.50%	2.40%
Ratio of net investment loss to average net assets	(0.42	)%(4)	(0.35)%	(0.20)%	(0.13)%	(0.18)%	(0.18)%
Portfolio turnover rate	21	%(6)	12%	18%	20%	14%	12%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)

During the period, certain fees were waived and/or reimbursed; or recouped, if any. If such fee waivers and/or reimbursements or recoupments had not occurred, the ratios would have been as indicated (See Note 2).

(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

POLEN GROWTH FUNDS

POLEN GLOBAL GROWTH FUND

Financial Highlights (Continued)

Contained below is per share operating performance data for Investor Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Investor Class
	For the Six Months Ended October 31, 2021 (Unaudited)		For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019	For the Year Ended April 30, 2018	For the Year Ended April 30, 2017
Per Share Operating Performance
Net asset value, beginning of period	$25.68		$18.24	$17.17	$14.62	$12.23	$10.64

Net investment loss(1)	(0.09)		(0.13)	(0.08)	(0.06)	(0.06)	(0.05)
Net realized and unrealized gain on investments	1.90		7.57	1.15	2.88	2.45	1.65

Total from investment operations	1.81		7.44	1.07	2.82	2.39	1.60

Dividends and distributions to shareholders from:
Net investment income	—		—	—	—	—	—
Net realized capital gains	—		—	(0.01)	(0.28)	—	(0.01)

Total dividends and distributions to shareholders	—		—	(0.01)	(0.28)	—	(0.01)

Redemption fees	—		0.00 (2)	0.01	0.01	0.00 (2)	0.00 (2)

Net asset value, end of period	$27.49		$25.68	$18.24	$17.17	$14.62	$12.23

Total investment return(3)	7.05%		40.79%	6.28%	19.66%	19.54%	15.00%

Ratios/Supplemental Data
Net assets, end of period (in 000s)	$46,933		$45,081	$17,552	$11,129	$5,094	$996
Ratio of expenses to average net assets	1.22	%(4)	1.31%	1.35%	1.35%	1.35%	1.35%
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any(5)	1.22	%(4)	1.26%	1.37%	1.56%	1.71%	2.61%
Ratio of net investment loss to average net assets	(0.66	)%(4)	(0.60)%	(0.45)%	(0.38)%	(0.43)%	(0.43)%
Portfolio turnover rate	21	%(6)	12%	18%	20%	14%	12%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)

During the period, certain fees were waived and/or reimbursed; or recouped, if any. If such fee waivers and/or reimbursements or recoupments had not occurred, the ratios would have been as indicated (See Note 2).

(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

POLEN GROWTH FUNDS

POLEN INTERNATIONAL GROWTH FUND

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended October 31, 2021 (Unaudited)		For the Year Ended April 30, 2021	For the Year Ended April 30, 2020		For the Year Ended April 30, 2019	For the Year Ended April 30, 2018	For the Period Ended April 30, 2017*
Per Share Operating Performance
Net asset value, beginning of year/period	$18.20		$13.93	$14.35		$13.24	$11.57	$10.00

Net investment income/(loss)(1)	(0.01)		(0.02)	0.03		0.03	0.06	0.05
Net realized and unrealized gain/(loss) on investments	0.05		4.29	(0.45)		1.10	1.70	1.52

Total from investment operations	0.04		4.27	(0.42)		1.13	1.76	1.57

Dividends and distributions to shareholders from:
Net investment income	—		—	(0.00	)(2)	(0.01)	(0.07)	—
Net realized capital gains	—		—	—		(0.01)	(0.02)	—

Total dividends and distributions to shareholders	—		—	(0.00	)(2)	(0.02)	(0.09)	—

Redemption fees	—		0.00 (2)	0.00	(2)	0.00 (2)	—	—

Net asset value, end of year/period	$18.24		$18.20	$13.93		$14.35	$13.24	$11.57

Total investment return(3)	0.22%		30.65%	(2.92)%		8.50%	15.18%	15.70%

Ratios/Supplemental Data
Net assets, end of year/period (in 000s)	$502,312		$461,059	$196,960		$68,857	$10,982	$2,648
Ratio of expenses to average net assets	1.02	%(4)	1.10%	1.10%		1.10%	1.10%	1.10	%(4)
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any(5)	1.00	%(4)	1.03%	1.17%		1.40%	3.45%	9.84	%(4)
Ratio of net investment income/(loss) to average net assets	(0.16	)%(4)	(0.09)%	0.18%		0.22%	0.48%	1.32	%(4)
Portfolio turnover rate	13	%(6)	33%	11%		12%	6%	—%

*	Commenced operations on December 30, 2016.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)

During the period, certain fees were waived and/or reimbursed; or recouped, if any. If such fee waivers and/or reimbursements or recoupments had not occurred, the ratios would have been as indicated (See Note 2).

(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

POLEN GROWTH FUNDS

POLEN INTERNATIONAL GROWTH FUND

Financial Highlights (Continued)

Contained below is per share operating performance data for Investor Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Investor Class
	For the Six Months Ended October 31, 2021 (Unaudited)		For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019	For the Year Ended April 30, 2018	For the Period Ended April 30, 2017*
Per Share Operating Performance
Net asset value, beginning of year/period	$18.04		$13.84	$14.29	$13.21	$11.56	$10.91

Net investment income/(loss)(1)	(0.04)		(0.06)	(0.01)	(0.00)	0.03	0.04
Net realized and unrealized gain/(loss) on investments	0.05		4.26	(0.44)	1.09	1.69	0.61

Total from investment operations	0.01		4.20	(0.45)	1.09	1.72	0.65

Dividends and distributions to shareholders from:
Net investment loss	—		—	—	—	(0.05)	—
Net realized capital gains	—		—	—	(0.01)	(0.02)	—

Total dividends and distributions to shareholders	—		—	—	(0.01)	(0.07)	—

Redemption fees	—		0.00 (2)	0.00 (2)	0.00 (2)	—	—

Net asset value, end of year/period	$18.05		$18.04	$13.84	$14.29	$13.21	$11.56

Total investment return(3)	0.06%		30.35%	(3.15)%	8.25%	14.91%	5.96%

Ratios/Supplemental Data
Net assets, end of year/period (in 000s)	$5,091		$5,394	$1,551	$1,321	$247	$14
Ratio of expenses to average net assets	1.27	%(4)	1.35%	1.35%	1.35%	1.35%	1.35	%(4)
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any(5)	1.25	%(4)	1.29%	1.41%	1.64%	3.50%	9.47	%(4)
Ratio of net investment income/(loss) to average net assets	(0.40	)%(4)	(0.34)%	(0.07)%	(0.03)%	0.23%	2.63	%(4)
Portfolio turnover rate	13	%(6)	33%	11%	12%	6%	—%

*	Commenced operations on March 15, 2017.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)

During the period, certain fees were waived and/or reimbursed; or recouped, if any. If such fee waivers and/or reimbursements or recoupments had not occurred, the ratios would have been as indicated (See Note 2).

(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

POLEN GROWTH FUNDS

POLEN U.S. SMALL COMPANY GROWTH FUND

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended October 31, 2021 (Unaudited)		For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019	For the Period Ended April 30, 2018*
Per Share Operating Performance
Net asset value, beginning of year/period	$19.69		$11.17	$12.43	$10.21	$10.00

Net investment loss(1)	(0.09)		(0.18)	(0.11)	(0.10)	(0.05)
Net realized and unrealized gain/(loss) on investments	2.91		8.72	(1.09)	2.34	0.26

Total from investment operations	2.82		8.54	(1.20)	2.24	0.21

Dividends and distributions to shareholders from:
Net realized capital gains	—		(0.02)	(0.06)	(0.02)	—

Redemption fees	—		0.00 (2)	0.00 (2)	0.00 (2)	—

Net asset value, end of year/period	$22.51		$19.69	$11.17	$12.43	$10.21

Total investment return(3)	14.32%		76.49%	(9.70)%	21.94%	2.10%

Ratios/Supplemental Data
Net assets, end of year/period (in 000s)	$186,804		$118,390	$32,051	$7,940	$3,334
Ratio of expenses to average net assets	1.10	%(4)	1.25%	1.25%	1.25%	1.25	%(4)
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(5)	1.31	%(4)	1.34%	2.16%	3.38%	7.51	%(4)
Ratio of net investment loss to average net assets	(0.85	)%(4)	(1.06)%	(0.92)%	(0.87)%	(0.95	)%(4)
Portfolio turnover rate	19	%(6)	40%	68%	35%	8	%(6)

*	Commenced operations on November 1, 2017.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

POLEN GROWTH FUNDS

POLEN U.S. SMALL COMPANY GROWTH FUND

Financial Highlights (Continued)

Contained below is per share operating performance data for Investor Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Investor Class
	For the Six Months Ended October 31, 2021 (Unaudited)		For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Period Ended April 30, 2019*
Per Share Operating Performance
Net asset value, beginning of year/period	$19.59		$11.14	$12.42	$11.54

Net investment loss(1)	(0.12)		(0.22)	(0.13)	(0.03)
Net realized and unrealized gain/(loss) on investments	2.89		8.69	(1.09)	0.91

Total from investment operations	2.77		8.47	(1.22)	0.88

Dividends and distributions to shareholders from:
Net investment income	—		—	—	—
Net realized capital gains	—		(0.02)	(0.06)	—

Total dividends and distributions to shareholders	—		(0.02)	—	—

Redemption fees	—		0.00 (2)	0.00 (2)	—

Net asset value, end of year/period	$22.36		$19.59	$11.14	$12.42

Total investment return(3)	14.14%		76.07%	(9.87)%	7.63%

Ratios/Supplemental Data
Net assets, end of year/period (in 000s)	$14,386		$11,364	$1,272	$13
Ratio of expenses to average net assets	1.35	%(4)	1.50%	1.50%	1.50	%(4)
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(5)	1.55	%(4)	1.58%	2.34%	2.98	%(4)
Ratio of net investment loss to average net assets	(1.10	)%(4)	(1.31)%	(1.18)%	(1.12	)%(4)
Portfolio turnover rate	19	%(6)	40%	68%	35	%(7)

*	Commenced operations on February 8, 2019.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.
(7)	Reflects portfolio turnover of the Fund for the year ended April 30, 2019.

The accompanying notes are an integral part of the financial statements.

POLEN GROWTH FUNDS

POLEN U.S. SMALL COMPANY GROWTH FUND

Financial Highlights (Continued)

Contained below is per share operating performance data for Class Y shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class Y shares
	For the Period Ended October 31, 2021* (Unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$19.24

Net investment loss(1)	(0.06)
Net realized and unrealized gain on investments	3.34

Total from investment operations	3.28

Net asset value, end of period	$22.52

Total investment return(2)	17.05%

Ratios/Supplemental Data
Net assets, end of period (in 000s)	$7,004
Ratio of expenses to average net assets	1.00	%(3)
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(4)	1.26	%(3)
Ratio of net investment income/(loss) to average net assets	(0.70	)%(3)
Portfolio turnover rate	19	%(5)

*	Commenced operations on June 1, 2021.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Annualized.
(4)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.

The accompanying notes are an integral part of the financial statements.

POLEN GROWTH FUNDS

POLEN INTERNATIONAL SMALL COMPANY GROWTH FUND

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended October 31, 2021 (Unaudited)		For the Year Ended April 30, 2021		For the Year Ended April 30, 2020	For the Period Ended April 30, 2019*
Per Share Operating Performance
Net asset value, beginning of year/period	$17.02		$12.02		$11.93	$10.00

Net investment income/(loss)(1)	(0.06)		(0.08)		(0.03)	0.00	(2)
Net realized and unrealized gain on investments	1.87		5.08		0.22	1.93

Total from investment operations	1.81		5.00		0.19	1.93

Net realized capital gains	—		(0.00	)(2)	(0.10)	—

Redemption fees	—		—		0.00 (2)	—

Net asset value, end of year/period	$18.83		$17.02		$12.02	$11.93

Total investment return(3)	10.63%		41.61%		1.48%	19.30%

Ratios/Supplemental Data
Net assets, end of year/period (in 000s)	$36,338		$29,799		$7,908	$3,357
Ratio of expenses to average net assets	1.25	%(4)	1.25%		1.25%	1.25	%(4)
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(5)	1.70	%(4)	2.00%		3.95%	7.51	%(4)
Ratio of net investment income/(loss) to average net assets	(0.66	)%(4)	(0.50)%		(0.21)%	0.01	%(4)
Portfolio turnover rate	18	%(6)	32%		25%	9	%(6)

*	Commenced operations on December 31, 2018.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

POLEN GROWTH FUNDS

POLEN INTERNATIONAL SMALL COMPANY GROWTH FUND

Financial Highlights (Continued)

Contained below is per share operating performance data for Investor Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Investor Class
	For the Six Months Ended October 31, 2021 (Unaudited)		For the Year Ended April 30, 2021		For the Year Ended April 30, 2020	For the Period Ended April 30, 2019*
Per Share Operating Performance
Net asset value, beginning of year/period	$16.93		$11.98		$11.92	$10.81

Net investment income/(loss)(1)	(0.08)		(0.11)		(0.06)	0.01
Net realized and unrealized gain on investments	1.86		5.06		0.22	1.10

Total from investment operations	1.78		4.95		0.16	1.11

Dividends and distributions to shareholders from:
Net investment income	—		—		—	—
Net realized capital gains	—		(0.00	)(2)	(0.10)	—

Total dividends and distributions to shareholders	—		—		—	—

Redemption fees	—		—		0.00 (2)	—

Net asset value, end of year/period	$18.71		$16.93		$11.98	$11.92

Total investment return(3)	10.51%		41.33%		1.23%	10.27%

Ratios/Supplemental Data
Net assets, end of year/period (in 000s)	$876		$854		$172	$37
Ratio of expenses to average net assets	1.50	%(4)	1.50%		1.50%	1.50	%(4)
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(5)	1.95	%(4)	2.24%		4.26%	7.17	%(4)
Ratio of net investment income/(loss) to average net assets	(0.91	)%(4)	(0.75)%		(0.46)%	0.36	%(4)
Portfolio turnover rate	18	%(6)	32%		25%	9	%(6)(7)

*	Commenced operations on February 8, 2019.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.
(7)	Reflects portfolio turnover of the Fund for the period December 31, 2018 to April 30, 2019.

The accompanying notes are an integral part of the financial statements.

POLEN GROWTH FUNDS

POLEN GLOBAL EMERGING MARKETS GROWTH FUND

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended October 31, 2021 (Unaudited)		For the Period Ended April 30, 2021*
Per Share Operating Performance
Net asset value, beginning of period	$10.78		$10.00

Net investment income/(loss)(1)	0.01		(0.04)
Net realized and unrealized gain/(loss) on investments	(0.65)		0.82

Total from investment operations	(0.64)		0.78

Net asset value, end of period	$10.14		$10.78

Total investment return(2)	(5.94)%		7.80%

Ratios/Supplemental Data
Net assets, end of period (in 000s)	$23,700		$25,981
Ratio of expenses to average net assets	1.25	%(3)	1.25	%(3)
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(4)	1.91	%(3)	2.51	%(3)
Ratio of net investment income/(loss) to average net assets	0.22	%(3)	(0.65	)%(3)
Portfolio turnover rate	14	%(5)	16	%(5)

*	Commenced operations on October 16, 2020.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Annualized.
(4)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.

The accompanying notes are an integral part of the financial statements.

POLEN GROWTH FUNDS

POLEN U.S. SMID COMPANY GROWTH FUND

Financial Highlights (Concluded)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended October 31, 2021 (Unaudited)		For the Period Ended April 30, 2021*
Per Share Operating Performance
Net asset value, beginning of period	$10.61		$10.00

Net investment loss(1)	(0.05)		(0.01)
Net realized and unrealized gain on investments	1.61		0.62

Total from investment operations	1.56		0.61

Net asset value, end of period	$12.17		$10.61

Total investment return(2)	14.70%		6.10%

Ratios/Supplemental Data
Net assets, end of period (in 000s)	$23,736		$11,583
Ratio of expenses to average net assets	1.05	%(3)	1.05	%(3)
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(4)	2.31	%(3)	4.58	%(3)
Ratio of net investment loss to average net assets	(0.85	)%(3)	(1.05	)%(3)
Portfolio turnover rate	15	%(5)	—%

*	Commenced operations on April 1, 2021.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Annualized.
(4)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.

The accompanying notes are an integral part of the financial statements.

POLEN GROWTH FUNDS

Notes to Financial Statements

October 31, 2021

(Unaudited)

1. Organization and Significant Accounting Policies

The Polen Growth Fund, Polen Global Growth Fund, Polen International Growth Fund, Polen U.S. Small Company Growth Fund, Polen International Small Company Growth Fund, Polen Global Emerging Markets Growth Fund and Polen U.S. SMID Company Growth Fund (each a “Fund” and together the “Funds”) are non-diversified, open-end management investment companies registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), which commenced investment operations on September 15, 2010, December 30, 2014, December 30, 2016, November 1, 2017, December 31, 2018, October 16, 2020 and April 1, 2021, respectively. The Funds are separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. Two separate classes of shares, Investor Class and Institutional Class, are offered for the Polen Growth Fund, Polen Global Growth Fund, Polen International Growth Fund, Polen International Small Company Growth Fund, Polen Global Emerging Markets Growth Fund and Polen U.S. SMID Company Growth Fund. The Polen U.S. Small Company Growth Fund offers three separate classes of shares, Investor Class, Institutional Class and Class Y. As of October 31, 2021, Investor Class shares had not been issued on the Polen Global Emerging Markets Growth Fund and Polen U.S. SMID Company Growth Fund.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation – The Funds’ net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees (“Board of Trustees"). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

The Funds have a fundamental policy with respect to industry concentration that it will not invest 25% or more of the value of the Funds’ assets in securities of issuers in any one industry. Since its inception the Funds have utilized the Bloomberg Industry Classification System (“BICS”) at the sub-industry level for defining industries for purposes of monitoring compliance with its industry concentration policy. However, at times, the Fund may utilize other industry classification systems such as MGECS or GICS, as applicable, for purposes other than compliance monitoring.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

POLEN GROWTH FUNDS

Notes to Financial Statements (Continued)

October 31, 2021

(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that each Fund calculates its NAV (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.

The following is a summary of the inputs used, as of October 31, 2021, in valuing each Fund’s investments carried at fair value:

Funds	Total Value at 10/31/21	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen Growth Fund
Assets
Investments in Securities*	$13,389,619,187	$13,389,619,187	$—	$—

Polen Global Growth Fund
Assets
Common Stocks
Australia	$16,191,085	$—	$16,191,085	$—
France	18,179,077	—	18,179,077	—
Germany	78,704,535	—	78,704,535	—
Ireland	80,093,812	80,093,812	—	—
Switzerland	23,855,554	—	23,855,554	—
United States	485,299,567	485,299,567	—	—

Total Assets	$702,323,630	$565,393,379	$136,930,251	$—

Polen International Growth Fund
Assets
Common Stocks
Argentina	$6,036,637	$6,036,637	$—	$—
Australia	16,242,965	—	16,242,965	—
Canada	5,982,792	5,982,792	—	—
China	37,916,574	17,324,473	20,592,101	—
France	35,181,390	—	35,181,390	—
Germany	79,637,256	—	79,637,256	—
Ireland	130,685,328	108,990,063	21,695,265	—

POLEN GROWTH FUNDS

Notes to Financial Statements (Continued)

October 31, 2021

(Unaudited)

Funds	Total Value at 10/31/21	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mexico	$5,474,973	$5,474,973	$—	$—
Netherlands	19,891,669	—	19,891,669	—
Spain	12,211,014	—	12,211,014	—
Sweden	27,006,552	—	27,006,552	—
Switzerland	27,812,377	—	27,812,377	—
United Kingdom	41,360,831	—	41,360,831	—
United States	41,106,521	41,106,521	—	—

Total Assets	$486,546,879	$184,915,459	$301,631,420	$—

Polen U.S. Small Company Growth Fund
Assets
Investments in Securities*	$203,939,144	$203,939,144	$—	$—

Polen International Small Company Growth Fund
Assets
Common Stocks
Australia	$4,887,014	$—	$4,887,014	$—
Canada	3,362,355	3,362,355	—	—
Denmark	1,794,062	—	1,794,062	—
Finland	1,696,218	—	1,696,218	—
Germany	3,720,900	1,219,665	2,501,235	—
Italy	1,308,185	—	1,308,185	—
Japan	5,800,119	—	5,800,119	—
South Korea	1,843,179	—	1,843,179	—
Sweden	3,057,620	737,265	2,320,355	—
United Kingdom	7,134,187	5,999,226	1,134,961	—
Uruguay	2,046,646	2,046,646	—	—

Total Assets	$36,650,485	$13,365,157	$23,285,328	$—

Polen Global Emerging Markets Growth Fund
Assets
Common Stocks
Argentina	$513,914	$513,914	$—	$—
Brazil	641,408	641,408	—	—
Cambodia	1,178,502	—	1,178,502	—
China	5,355,328	1,131,320	4,224,008	—
Hong Kong	221,763	—	221,763	—
India	4,775,961	—	4,775,961	—
Mexico	940,591	940,591	—	—
Netherlands	843,835	—	843,835	—
Russia	2,861,945	2,163,201	698,744	—
Singapore	1,120,627	1,120,627	—	—
South Africa	868,285	868,285	—	—
Taiwan	1,063,813	—	1,063,813	—

POLEN GROWTH FUNDS

Notes to Financial Statements (Continued)

October 31, 2021

(Unaudited)

Funds	Total Value at 10/31/21	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Thailand	$235,100	$—	$235,100	$—
Vietnam	2,778,507	1,262,000	1,516,507	—

Total Assets	$23,399,579	$8,641,346	$14,758,233	$—

Polen U.S. SMID Company Growth Fund
Assets
Investments in Securities*	$23,046,075	$23,046,075	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to their net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to their net assets as of the end of the reporting period.

For the six months ended October 31, 2021, there were no transfers in or out of Level 3.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Distribution (12b-1) fees relating to a specific class are charged directly to that class. Fund level expenses common to all classes, investment income and realized and unrealized gains and losses on investments are generally allocated to each class of each Fund based upon the relative daily net assets of each class of each Fund. The Funds may be subject to foreign taxes on unrealized and realized gains on certain foreign investments. The Funds will accrue such taxes and reclaims, as applicable, based upon the current interpretation of tax rules and regulations that exist in the market in which the Fund invests. General expenses of the Trust are generally allocated to each Fund under methodologies approved by the Board of Trustees. Expenses directly attributable to a particular Fund in the Trust are charged

POLEN GROWTH FUNDS

Notes to Financial Statements (Continued)

October 31, 2021

(Unaudited)

directly to that Fund. The Funds’ investment income, expenses (other than class-specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date. The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investment securities in the Statements of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Statements of Operations.

Cash and Cash Equivalents — Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Funds maintain deposits with a high quality financial institution in an amount that is in excess of federally insured limits.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid to shareholders and are recorded on ex-date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. Tax Status — No provision is made for U.S. income taxes as it is each Funds’ intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to its long-term implications. The COVID-19 pandemic could adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Funds by its service providers. Fund management is continuing to monitor this development and evaluate its impact on the Funds.

Currency Risk — Each Fund may invest in securities of foreign issuers, including American Depositary Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which each Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect each Fund’s NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for each Fund is determined on the basis of U.S. dollars, each Fund may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of each Fund’s holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of each Fund’s holdings in foreign securities.

Foreign Securities Market Risk — Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices of securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

POLEN GROWTH FUNDS

Notes to Financial Statements (Continued)

October 31, 2021

(Unaudited)

Emerging Markets Risk — The Polen Global Emerging Markets Growth Fund invests in emerging market instruments which are subject to certain credit and market risks. The securities and currency markets of emerging market countries are generally smaller, less developed, less liquid and more volatile than the securities and currency markets of the United States and other developed markets. Disclosure and regulatory standards in many respects are less stringent than in other developed markets. There also may be a lower level of monitoring and regulation of securities markets in emerging market countries and the activities of investors in such markets and enforcement of existing regulations may be extremely limited. Political and economic structures in many of these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristics of more developed countries.

2. Transactions with Related Parties and Other Service Providers

Polen Capital Management, LLC (“PCM” or the “Adviser”) serves as investment adviser to the Funds pursuant to an investment advisory agreement with the Trust. For its services, the Adviser is paid a monthly fee at the annual rate of 0.85% of the average daily net assets of the Polen Growth Fund, Polen Global Growth Fund and Polen International Growth Fund, and 1.00% of average daily net assets of the Polen U.S. Small Company Growth Fund, Polen International Small Company Growth Fund, Polen Global Emerging Markets Growth Fund and Polen U.S. SMID Company Growth Fund. The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Funds to the extent necessary to ensure that the Funds’ total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed (on an annual basis) 1.00% of the Polen Growth Fund’s and Polen U.S. Small Company Growth Fund’s Class Y shares, 1.10% of the Polen Global Growth Fund’s, Polen International Growth Fund’s and Polen U.S. Small Company Growth Fund’s Institutional and Investor Class shares, 1.25% of the Polen International Small Company Growth Fund’s and Polen Global Emerging Markets Growth Fund’s and 1.05% of the Polen U.S. SMID Company Growth Fund’s average daily net assets (the “Expense Limitations”). The Expense Limitations will remain in place until August 31, 2022 with respect to the Polen Growth Fund, Polen Global Growth Fund, Polen International Growth Fund, Polen U.S. Small Company Growth Fund and Polen International Small Company Growth Fund, October 31, 2022 with respect to the Polen Global Emerging Markets Growth Fund and April 30, 2023 with respect to the Polen U.S. SMID Company Growth Fund, unless the Board of Trustees approves their earlier termination. Prior to May 1, 2021, the Expense Limitation was 1.25% of the Polen U.S. Small Company Growth Fund’s Institutional and Investor Class shares. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for such Fund. The Adviser is permitted to seek reimbursement from a Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount. As of October 31, 2021, Investor Class shares had not been issued on the Polen Global Emerging Markets Growth Fund and Polen U.S. SMID Company Growth Fund.

For the six months ended October 31, 2021, the amount of advisory fees earned and waived/reimbursed was as follows:

	Gross Advisory Fee	Recoupments, Waivers and/or Reimbursements	Net Advisory Fee/ (Reimbursement)
Polen Growth Fund	$53,001,013	$—	$53,001,013
Polen Global Growth Fund	2,934,990	—	2,934,990
Polen International Growth Fund	2,083,504	64,147	2,147,651
Polen U.S. Small Company Growth Fund	754,865	(159,741)	595,124
Polen International Small Company Growth Fund	171,258	(76,249)	95,009
Polen Global Emerging Markets Growth Fund	123,863	(81,814)	42,049
Polen U.S. SMID Company Growth Fund	91,256	(115,102)	(23,846)

POLEN GROWTH FUNDS

Notes to Financial Statements (Continued)

October 31, 2021

(Unaudited)

As of October 31, 2021, the amount of potential recovery was as follows:

	Expiration
	04/30/2022	04/30/2023	04/30/2024	10/31/2024	Total
Polen U.S. Small Company Growth Fund	$62,044	$135,219	$71,444	$159,741	$428,448
Polen International Small Company Growth Fund	52,240	165,417	152,131	76,249	446,037
Polen Global Emerging Markets Growth Fund	—	—	101,833	81,814	183,647
Polen U.S. SMID Company Growth Fund	—	—	30,946	115,102	146,048

Other Service Providers

The Bank of New York Mellon (“BNY Mellon") serves as administrator and custodian for the Funds. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Funds. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

The Trust, on behalf of the Funds, has entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Funds and has agreed to compensate the intermediaries for providing those services. The fees incurred by the Funds for these services are included in Transfer agent fees in the Statements of Operations.

Foreside Funds Distributors LLC (the “Underwriter") provides principal underwriting services to the Funds pursuant to an underwriting agreement between the Trust and the Underwriter.

The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for the Investor Class shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class shares plan, the Funds compensate the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% on an annualized basis of the average daily net assets of the Funds’ Investor Class shares.

Trustees and Officers

The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Funds or the Trust.

JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. Alaric Compliance Services LLC (“Alaric”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and Alaric are compensated for their services provided to the Trust.

POLEN GROWTH FUNDS

Notes to Financial Statements (Continued)

October 31, 2021

(Unaudited)

3. Investment in Securities

For the six months ended October 31, 2021, aggregated purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:

	Purchases	Sales
Polen Growth Fund	$1,695,211,387	$890,023,577
Polen Global Growth Fund	178,424,197	140,445,315
Polen International Growth Fund	91,239,175	62,726,890
Polen U.S. Small Company Growth Fund	83,897,993	27,847,824
Polen International Small Company Growth Fund	9,362,725	5,811,766
Polen Global Emerging Markets Growth Fund	3,376,597	3,300,784
Polen U.S. SMID Company Growth Fund	11,502,885	2,688,159

4. Capital Share Transactions

For the six months ended October 31, 2021 and the year/period ended April 30, 2021, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended October 31, 2021 (Unaudited)		For the Year Ended April 30, 2021

	Shares	Amount	Shares	Amount
Polen Growth Fund:
Institutional Class
Sales	32,072,342	$1,722,912,873	88,704,068	$3,762,003,005
Reinvestments	—	—	2,244,198	100,225,877
Redemption Fees*	—	—	—	155,310
Redemptions	(17,487,343)	(939,008,734)	(44,496,329)	(1,929,916,052)

Net increase	14,584,999	$783,904,139	46,451,937	$1,932,468,140

Investor Class
Sales	2,752,552	$147,181,202	4,151,244	$167,863,596
Reinvestments	—	—	132,852	5,792,356
Redemption Fees*	—	—	—	10,148
Redemptions	(1,878,255)	(99,580,578)	(7,424,382)	(313,594,036)

Net increase/(decrease)	874,297	$47,600,624	(3,140,286)	$(139,927,936)

Total net increase	15,459,296	$831,504,763	43,311,651	$1,792,540,204

Polen Global Growth Fund:
Institutional Class
Sales	4,243,714	$114,481,736	13,639,436	$298,241,514
Reinvestments	—	—	—	—
Redemption Fees*	—	—	—	13,263
Redemptions	(2,365,254)	(63,351,014)	(4,941,724)	(111,950,892)

Net increase	1,878,460	$51,130,722	8,697,712	$186,303,885

POLEN GROWTH FUNDS

Notes to Financial Statements (Continued)

October 31, 2021

(Unaudited)

	For the Six Months Ended October 31, 2021 (Unaudited)		For the Year Ended April 30, 2021

	Shares	Amount	Shares	Amount

Investor Class
Sales	200,885	$5,296,602	1,268,931	$28,421,325
Reinvestments	—	—	—	—
Redemption Fees*	—	—	—	815
Redemptions	(249,073)	(6,483,805)	(475,865)	(10,719,221)

Net increase/(decrease)	(48,188)	$(1,187,203)	793,066	$17,702,919

Total net increase	1,830,272	$49,943,519	9,490,778	$204,006,804

Polen International Growth Fund:
Institutional Class
Sales	5,617,749	$101,236,824	17,609,597	$290,982,649
Reinvestments	—	—	—	—
Redemption Fees*	—	—	—	8,153
Redemptions	(3,408,845)	(61,359,604)	(6,421,103)	(108,305,651)

Net increase	2,208,904	$39,877,220	11,188,494	$182,685,151

Investor Class
Sales	33,214	$592,107	440,759	$7,391,223
Reinvestments	—	—	—	—
Redemption Fees*	—	—	—	63
Redemptions	(50,282)	(889,341)	(253,810)	(4,365,982)

Net increase/(decrease)	(17,068)	$(297,234)	186,949	$3,025,304

Total net increase	2,191,836	$39,579,986	11,375,443	$185,710,455

Polen U.S. Small Company Growth Fund:
Institutional Class
Sales	3,177,028	$68,266,706	4,094,430	$66,907,632
Reinvestments	—	—	5,592	91,651
Redemption Fees*	—	—	—	218
Redemptions	(891,179)	(18,499,540)	(957,388)	(15,372,223)

Net increase	2,285,849	$49,767,166	3,142,634	$51,627,278

Investor Class
Sales	112,144	$2,360,360	577,228	$9,035,724
Reinvestments	—	—	534	8,713
Redemption Fees*	—	—	—	15
Redemptions	(49,022)	(986,213)	(111,755)	(1,864,161)

Net increase	63,122	$1,374,147	466,007	$7,180,291

POLEN GROWTH FUNDS

Notes to Financial Statements (Continued)

October 31, 2021

(Unaudited)

	For the Six Months Ended October 31, 2021 (Unaudited)		For the Year Ended April 30, 2021
	Shares	Amount	Shares	Amount

Class Y**
Sales	344,420	$7,245,403	—	$—
Reinvestments	—	—	—	—
Redemptions	(33,401)	(697,146)	—	—

Net increase	311,019	$6,548,257	—	$—

Total net increase	2,659,990	$57,689,570	3,608,641	$58,807,569

Polen International Small Company Growth Fund:
Institutional Class
Sales	306,038	$5,561,784	1,109,961	$16,792,761
Reinvestments	—	—	155	2,436
Redemptions	(127,437)	(2,307,341)	(17,385)	(278,012)

Net increase	178,601	$3,254,443	1,092,731	$16,517,185

Investor Class
Sales	11,738	$209,974	120,169	$1,739,220
Reinvestments	—	—	10	151
Redemptions	(15,340)	(256,038)	(84,113)	(1,295,919)

Net increase/(decrease)	(3,602)	$(46,064)	36,066	$443,452

Total net increase	174,999	$3,208,379	1,128,797	$16,960,637

Polen Global Emerging Markets Growth Fund***:
Institutional Class
Sales	24,850	$264,105	2,421,719	$26,600,539
Reinvestments	—	—	—	—
Redemptions	(98,967)	(1,062,631)	(10,541)	(117,296)

Net increase/(decrease)	(74,117)	$(798,526)	2,411,178	$26,483,243

Polen U.S. SMID Company Growth Fund****:
Institutional Class
Sales	862,024	$9,232,201	1,091,996	$11,000,000
Reinvestments	—	—	—	—
Redemptions	(4,210)	(48,983)	—	—

Net increase	857,814	$9,183,218	1,091,996	$11,000,000

*

Effective September 1, 2020, the Funds’ redemption fee was eliminated. Prior to September 1, 2020, there was a 2.00% redemption fee that may be charged on shares redeemed within the first 60 days of their acquisition. The redemption fees are retained by the Funds for the benefit of the remaining shareholders and recorded as paid-in capital.

**	The Polen U.S. Small Company Growth Fund’s Class Y commenced operations on June 1, 2021.
***	The Polen Global Emerging Markets Growth Fund’s Institutional Class commenced operations on October 16, 2020.
****	The Polen U.S. SMID Company Growth Fund’s Institutional Class commenced operations on April 1, 2021.

POLEN GROWTH FUNDS

Notes to Financial Statements (Continued)

October 31, 2021

(Unaudited)

5. Federal Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Each Fund have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

For the year ended April 30, 2021, the tax character of distributions paid by the Polen Growth Fund, Polen Global Growth Fund, Polen International Growth Fund, Polen U.S. Small Company Growth Fund, Polen International Small Company Growth Fund , Polen Global Emerging Markets Growth Fund and Polen U.S. SMID Company Growth Fund were $0, $0, $0, $0, $0, $0 and $0 of ordinary income dividends and $120,147,783, $0, $0, $100,891, $2,603, $0 and $0 of long-term capital gains, respectively. Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

As of April 30, 2021, the components of distributable earnings on a tax basis were as follows:

		Undistributed	Undistributed	Unrealized	Qualified
	Capital Loss	Ordinary	Long-Term	Appreciation/	Late-Year
	Carryforward	Income	Gain	(Depreciation)	Losses
Polen Growth Fund	$—	$63,750,955	$260,586,759	$4,528,416,593	$—
Polen Global Growth Fund	—	2,562,180	1,668,964	175,644,668	—
Polen International Growth Fund	(2,498,860)	—	—	87,408,782	(233,745)
Polen U.S. Small Company Growth Fund	—	2,052,861	1,794,504	33,160,110	—
Polen International Small Company Growth Fund	—	—	—	5,954,366	(103,971)
Polen Global Emerging Markets Growth Fund	—	—	—	(272,252)	(219,791)
Polen U.S. SMID Company Growth Fund	—	—	—	591,889	—

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Foreign currency and short-term capital gains are reported as ordinary income for federal income tax purposes.

As of the October 31, 2021, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:

				Net Unrealized
	Federal	Unrealized	Unrealized	Appreciation/
	Tax Cost*	Appreciation	(Depreciation)	(Depreciation)
Polen Growth Fund	$7,415,386,935	$5,974,232,252	$—	$5,974,232,252
Polen Global Growth Fund	491,796,563	210,543,398	(16,331)	210,527,067
Polen International Growth Fund	375,307,909	114,237,176	(2,998,206)	111,238,970
Polen U.S. Small Company Growth Fund	153,700,394	55,630,477	(5,391,727)	50,238,750
Polen International Small Company Growth Fund	27,767,804	9,693,949	(811,268)	8,882,681
Polen Global Emerging Markets Growth Fund	24,391,239	2,261,079	(3,252,739)	(991,660)
Polen U.S. SMID Company Growth Fund	19,747,038	3,893,497	(594,460)	3,299,037

*

Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and April 30 and late year ordinary losses ((i) ordinary losses between January 1 and April 30, and (ii) specified ordinary and currency losses between November 1 and April 30) as occurring on the first day of the following tax year. For

POLEN GROWTH FUNDS

Notes to Financial Statements (Concluded)

October 31, 2021

(Unaudited)

the year ended April 30, 2021, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until May 1, 2021. For the year ended April 30, 2021, the Funds deferred to May 1, 2021 the following losses:

	Late-Year Ordinary Losses Deferral	Short-Term Capital Loss Deferral	Long-Term Capital Loss Deferral
Polen International Growth Fund	$233,745	$—	$—
Polen International Small Company Growth Fund	103,971	—	—
Polen Global Emerging Markets Growth Fund	80,015	139,776	—

Accumulated capital losses represent net capital loss carryforwards as of April 30, 2021 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of April 30, 2021, the Funds’ capital loss carryforward, which were comprised of both short-term losses and long-term losses, and had an unlimited period of capital loss carryover were as follows:

	Capital Loss Carryforward
	Short-Term	Long-Term
Polen International Growth Fund	$2,137,270	$361,590

6. Subsequent Events

Management has evaluated the impact of all subsequent events on each Fund through the date the financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

POLEN GROWTH FUNDS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Funds uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 678-6024 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) as an exhibit to their reports on Form N-PORT. The Trust’s portfolio holdings on Form N-PORT are available on the SEC’s website at http://www.sec.gov.

Board Consideration of Investment Advisory Agreement

At a meeting held by videoconference on September 21-22, 2021 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the Investment Advisory Agreement between Polen Capital Management, LLC (“Polen” or the “Adviser”) and the Trust (the “Polen Agreement”) on behalf of the Polen Growth Fund, the Polen Global Growth Fund, the Polen International Growth Fund, the Polen U.S. Small Company Growth Fund, the Polen International Small Company Growth Fund and the Polen Global Emerging Markets Growth Fund (together, the “Polen Funds”). At the Meeting, the Board considered the continuation of the Polen Agreement with respect to the Polen Funds for an additional one year period.

In determining whether to continue the Polen Agreement for an additional one-year period, the Trustees, including the Independent Trustees, considered the information provided in the Polen’s 15(c) Response regarding (i) services performed by Polen for the Polen Funds, (ii) the size and qualifications of Polen’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with portfolio manager’s management of the Polen Funds, (iv) investment performance of the Polen Funds, (v) Polen’s financial condition, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Polen Funds and other clients, (viii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on Polen’s ability to service the Polen Funds, and (x) compliance with the Polen Funds’ investment objectives, policies and practices (including codes of ethics and proxy voting policies), federal securities laws and other regulatory requirements. The Trustees received reports at Board meetings throughout the year covering matters such as the relative performance of the Polen Funds; compliance with the Polen Funds’ investment objectives, policies, strategies and limitations; the compliance of portfolio management personnel with applicable codes of ethics; and the adherence to pricing procedures as established by the Board.

The Board noted that representatives of Polen joined the Meeting via videoconference and discussed Polen’s history, performance, investment strategy, and compliance program. Representatives of Polen responded to questions from the Board. In addition to the Polen 15(c) Response, the Trustees also considered other factors they believed to be relevant to considering the continuation of the Polen Agreement, including the matters discussed below. In their deliberations, the Trustees did not identify any particular information as controlling, and different Trustees may have attributed different weights to the various factors. After deliberating, the Trustees determined that the overall arrangement between the Polen Funds and Polen, as provided by the terms of the Polen Agreement, including the advisory fees under the Polen Agreement, was fair and reasonable in light of the services provided, expenses incurred and such other matters as the Trustees considered relevant.

The Trustees considered the services provided by Polen to the Polen Funds. The Trustees considered Polen’s personnel and the depth of Polen’s personnel who provide investment management services to the Polen Funds and their experience. Based on the Polen 15(c) Response, the Trustees concluded that (i) the nature, extent and quality of the services provided by Polen are appropriate and consistent with the terms of the Polen Agreement, (ii) that the quality of those services has been, and continues to be, consistent

POLEN GROWTH FUNDS

Other Information (Continued)

(Unaudited)

with industry norms, (iii) the Polen Funds are likely to benefit from the continued provision of those services, (iv) Polen has sufficient personnel, with the appropriate skills and experience, to serve the Polen Funds effectively and has demonstrated its continuing ability to attract and retain qualified personnel, and (v) the satisfactory nature, extent, and quality of services currently provided to the Polen Funds is likely to continue under the Polen Agreement.

The Board discussed Polen’s business continuity plan, and its ability to continue to manage the Polen Funds effectively in light of the ongoing COVID-19 pandemic, continuing federal, state and local responses thereto and related volatility in the financial markets.

The Trustees considered the investment performance for the Polen Funds and Polen. The Trustees reviewed historical performance charts which showed the performance of the Polen Funds as compared to their respective benchmark indices and Lipper categories for the since inception, year-to-date, one year, two year, three year, five year, ten year and since inception periods ended June 30, 2021, as applicable. The Trustees considered the short term and long term performance of the Polen Funds, as applicable. The Trustees noted that they considered performance reports provided at Board meetings throughout the year.

Polen Growth Fund. The Trustees noted that the Polen Growth Fund’s Institutional Class shares outperformed the Lipper Large Cap Growth Funds Index for the year-to-date, three year, five year and ten year periods ended June 30, 2021 and underperformed for the one year period ended June 30, 2021. They noted that the Polen Growth Fund’s Institutional Class shares outperformed the Russell 1000® Growth Total Return Index for the year-to-date, three year, five year and ten year periods ended June 30, 2021 and underperformed for the one year period ended June 30, 2021. They further noted that the Polen Growth Fund’s Institutional Class shares outperformed the S&P 500® Total Return Index for the three year, five year and ten year periods ended June 30, 2021 and underperformed for the year-to-date and one year periods ended June 30, 2021.

Polen Global Growth Fund. The Trustees noted that the Polen Global Growth Fund’s Institutional Class shares outperformed the Lipper Global Large Cap Growth Funds Index for the year-to-date, three year, five year and since inception periods ended June 30, 2021 and underperformed for the one year period ended June 30, 2021. They further noted that the Polen Global Growth Fund’s Institutional Class shares outperformed the MSCI All Country World® Index (Net Dividend) for the three year, five year and since inception periods ended June 30, 2021 and underperformed for the year-to-date and one year periods ended June 30, 2021.

Polen International Growth Fund. The Trustees noted that the Polen International Growth Fund’s Institutional Class shares outperformed the Lipper International Large Cap Growth Index for the since inception period ended June 30, 2021 and underperformed for the year-to-date, one year and three year periods ended June 30, 2021. They further noted that the Polen International Growth Fund’s Institutional Class shares outperformed the MSCI All Country World® Ex-US Index for the since inception period ended June 30, 2021 and underperformed for the year-to-date, one year and three year periods ended June 30, 2021.

Polen U.S. Small Company Growth Fund. The Trustees noted that the Polen U.S. Small Company Growth Fund’s Institutional Class shares outperformed the Lipper Small-Cap Growth Index for the year-to-date, one year, three year and since inception periods ended June 30, 2021. They further noted that the Polen U.S. Small Company Growth Fund’s Institutional Class shares outperformed the Russell 2000® Growth Total Return Index for the year-to-date, three year and since inception periods ended June 30, 2021 and underperformed for the one year period ended June 30, 2021.

Polen International Small Company Growth Fund. The Trustees noted that the Polen International Small Company Growth Fund’s Institutional Class shares outperformed the Lipper International Small/Mid Growth Funds Index for the two year and since inception periods ended June 30, 2021 and underperformed for the year-to-date and one year periods ended June 30, 2021. They further noted that the Polen International Small Company Growth Fund’s Institutional Class shares outperformed the MSCI All Country World® Ex- US Small Cap Index for the since inception period ended June 30, 2021 and underperformed for the year-to-date, one year and two year periods ended June 30, 2021.

Polen Global Emerging Markets Growth Fund. The Trustees noted that the Polen Global Emerging Markets Growth Fund’s Institutional Class shares underperformed each of the Lipper Emerging Markets Funds Index and MSCI Emerging Markets Index for the year to date and since inception periods ended June 30, 2021.

POLEN GROWTH FUNDS

Other Information (Continued)

(Unaudited)

The Trustees concluded that the performance of each of the Polen Funds was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

The Trustees noted that the representatives of Polen had provided information regarding its advisory fees and an analysis of these fees in relation to the services provided to the Funds and any other ancillary benefit resulting from the Polen’s relationship with the Funds.

The Trustees also reviewed information regarding the fees Polen charges to certain other clients and evaluated explanations provided by Polen as to differences in fees charged to the Funds and other similarly managed accounts, where applicable. The Trustees also reviewed a peer comparison of advisory fees and total expenses for each Polen Fund versus those funds in the Fund’s applicable Lipper category (the “Peer Group”). The Trustees concluded that the advisory fees and services provided by Polen are consistent with those of other advisers that manage mutual funds with investment objectives, strategies and policies similar to those of the Funds as measured by the information provided by Polen.

The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each Fund:

Polen Growth Fund. The contractual advisory fee and net total expense ratio for the Polen Growth Fund’s Institutional Class shares were higher than the median but within the range of the contractual advisory fee and net total expense ratio for those funds in the Polen Growth Fund’s Peer Group.

Polen Global Growth Fund. The contractual advisory fee and net total expense ratio for the Polen Global Growth Fund’s Institutional Class shares were higher than the median but within the range of the contractual advisory fee and net total expense ratio for those funds in the Polen Global Growth Fund’s Peer Group.

Polen International Growth Fund. The contractual advisory fee and net total expense ratio for the Polen International Growth Fund’s Institutional Class shares were higher than the median but within the range of the contractual advisory fee and net total expense ratio for those funds in the Polen International Growth Fund’s Peer Group with $500 million or less in assets.

Polen U.S. Small Company Growth Fund. The contractual advisory fee and net total expense ratio for the Polen U.S. Small Company Growth Fund’s Institutional Class shares were higher than the median but within the range of the contractual advisory fee and net total expense ratio for those funds in the Polen U.S. Small Company Growth Fund’s Peer Group with $250 million or less in assets.

Polen International Small Company Growth Fund. The contractual advisory fee and net total expense ratio for the Polen International Small Company Growth Fund’s Institutional Class shares were higher than the median but within the range of the contractual advisory fee and net total expense ratio for those funds in the Polen International Small Company Growth Fund’s Peer Group with $250 million or less in assets.

Polen Global Emerging Markets Growth Fund. The contractual advisory fee and net total expense ratio for the Polen Global Emerging Markets Growth Fund’s Institutional Class shares were higher than the median but within the range of the contractual advisory fee and net total expense ratio for those funds in the Polen Global Emerging Markets Growth Fund’s Peer Group with $250 million or less in assets.

The Trustees considered the costs of the services provided by Polen, the compensation and benefits received by Polen in providing services to the Polen Funds, Polen’s profitability and certain additional information related to Polen’s financial condition. In addition, the Trustees considered any direct or indirect revenues received by affiliates of Polen.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Polen Funds grow, and whether the advisory fee levels reflect those economies of scale for the benefit of shareholders. The Trustees considered and determined that economies of scale for the benefit of shareholders should be achieved if assets of the Polen Funds increase because fixed expenses will be spread across a larger asset base. The Trustees also noted that the Polen Funds’ advisory fees do not include

POLEN GROWTH FUNDS

Other Information (concluded)

(Unaudited)

“breakpoint” reductions in the advisory fee rates at specified asset levels but that Polen has contractually agreed to waive fees and/or reimburse certain expenses of the Polen Funds for the benefit of shareholders. With respect to the Polen Growth Fund, the Trustees noted that on January 1, 2017, the Fund’s advisory fee was reduced from 1.00% to 0.85%. The Trustees also noted that the application of a contractual advisory fee reduction across all of the assets of the Polen Growth Fund rather than the implementation of breakpoint reductions at specified asset levels allowed shareholders to benefit from economies of scale sooner than through the implementation of breakpoint reductions.

At the Meeting, after consideration of all the factors and taking into consideration the information presented, the Board, including the Independent Trustees, unanimously approved the continuation of the Polen Agreement for an additional one-year period. In arriving at their decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the circumstances.

[THIS PAGE INTENTIONALLY LEFT BLANK.]

[THIS PAGE INTENTIONALLY LEFT BLANK.]

[THIS PAGE INTENTIONALLY LEFT BLANK.]

Investment Adviser

Polen Capital Management, LLC

1825 NW Corporate Blvd.

Suite 300

Boca Raton, FL 33431

Administrator

The Bank of New York Mellon

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1800

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Troutman Pepper Hamilton Sanders LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

POL-1021

Private Capital Management Value Fund

of

FundVantage Trust

Class I

SEMI-ANNUAL REPORT

October 31, 2021

(Unaudited)

IMPORTANT NOTE: As permitted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports are no longer sent by mail, unless you specifically request paper copies of the shareholder reports from the Fund or from your financial intermediary. Instead, shareholder reports are available on the Private Capital Management Value Fund’s website (www.private-cap.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future shareholder reports in paper, free of charge. To elect to receive paper copies of shareholder reports through the mail or otherwise change your delivery method, contact your financial intermediary or, if you hold your shares directly through the Fund, call toll-free at (888) 568-1267 or write to:

Private Capital Management Value Fund

FundVantage Trust

c/o BNY Mellon Investment Servicing

P.O. Box 9829

Providence, RI 02940-8029

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Semi-Annual Investment Adviser’s Report

October 31, 2021

(Unaudited)

Dear Fellow Shareholder:

The U.S. small-cap equity indexes showed modest gains over the past six months during a broadly positive period for U.S. equity markets. The Private Capital Management Value Fund’s Class I shares (“PCM Value Fund”) experienced particularly good results both in absolute and relative terms, finishing the period up 12.14%, which exceeded the Russell 2000® Index’s gains of 1.85%. As you are aware, the Fund does not attempt to replicate or track any external index or benchmark in its portfolio construction. Instead, the Fund’s portfolio composition is driven by our bottom-up research, strong valuation conviction and willingness to concentrate portfolio assets across the most compelling long-term value opportunities we identify.

Despite the resilience shown by U.S. equity markets, the last eighteen months have been tumultuous for the broader U.S. economy and the country as a whole. The pandemic has distorted many aspects of society’s civil and social construct. In addition, from civil protests and an unprecedented Presidential election process to growing geopolitical challenges and partisanship in Congress that has approached toxic levels, many foundations of normal life have been disrupted. That said, from time immemorial there have been both real and atmospheric challenges that foster the “wall of worry” that financial markets climb. A 24-hour news cycle, amplified by endless click-bait commentary from online pundits, makes these challenges seem ever more pervasive and overwhelming. We therefore think it is important to focus more narrowly on the issues that are most likely to be either disruptive or supportive of market performance.

As much as we are loath to broach the topic, COVID-19 is apparently alive and unwell both as a health threat and as a challenge to continued economic recovery next year. In our view, the Biden Administration’s attempt to mandate vaccinations, however well intentioned, has proven counterproductive. Whatever the reason – be it a strongly-held belief regarding personal choice, fear or myriad other possibilities – mandating people to do something that they are adamantly against is unlikely to encourage their compliance. With ever hardening political perspectives, even the Delta variant surge in infections and hospitalizations did not drive vaccination levels to pandemic-ending levels. The inability to attenuate the pandemic continues to have real-world implications for investors. Setting aside human suffering and the stress on the healthcare system, the inability to get the COVID-19 genie back into the bottle sustains the risk that a vaccination eluding variant will emerge and start the whole miserable cycle anew. Thus was the fear engendered by the “Delta” and “Omicron” variants, each of which shook financial markets.

Coming out of the economy-stopping, lockdown-enabled debacle of March 2020 we shared our view that the companies held within the Fund’s portfolio were fundamentally sound and significantly undervalued. As you would expect given our research process and value discipline, we used the turmoil of 2020 to deploy Fund capital and it has been gratifying to see investments made (or added to) during that period of duress contribute to meaningful outperformance. That said, we continue to see additional opportunity across the Fund’s portfolio, both from the standpoint of fundamental business results and equity performance.

At a macro level the U.S. consumer is surprisingly healthy, personal savings rates remain high, and government economic support remains unabated – not only in the form of the recently enacted infrastructure package and currently pending Build Back Better bill, but also with respect to previous relief payments that are still working their way through the economy. This all bodes well for the U.S. economy going forward since consumer spending historically accounts for roughly 70% of U.S. GDP. At the same time, well-documented supply chain problems have held back corporate performance and led to greater inflation, which has persisted longer than initially expected. The “cup half empty” view is that supply chain problems are likely to be long-lived and that price inflation will continue at high levels, potentially forcing the Federal Reserve to tighten monetary policy to forestall its affects. We have generally subscribed to a more constructive argument.

Comparatively strong consumer balance sheets, coupled with substantial pent-up demand, has allowed the broad economy thus far to absorb price increases. Today’s supply constraints – think of massive containers of product stuck offshore – are more likely than not to reverse as port and other transport bottlenecks resolve. This in turn could serve to relieve some inflationary pressures flowing through the economy as 2022 unfolds. While wage gains are likely to prove rather sticky, they have largely accrued to the bottom quartile of the workforce – where they were arguably most impactful and will enable greater spending as the economy normalizes. This is very possibly the beginning of a virtuous cycle in our analytical opinion.

Despite supply chain issues and other cost pressures, PCM portfolio companies have almost uniformly reported good numbers through the recent earnings cycle. One result of these robust results is that while your portfolio has performed very well so far this year, it has not become extended from a valuation perspective. After years of being out of favor in comparison to larger capitalization

1

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Semi-Annual Investment Adviser’s Report (Concluded)

October 31, 2021

(Unaudited)

companies, the small-cap value segment of the U.S. equity market is currently (in aggregate) attractively priced as compared to the broader U.S. equity market as a whole. While market-wide statistics are less relevant to us as stock pickers, the relative attractiveness of valuations among smaller capitalization segments of the market is a clear positive as it relates to attracting investor capital to the space. Of equal importance, smaller capitalization, domestic-oriented businesses are more levered to the economic acceleration that we see as possible during 2022. In our opinion, the combination of comparative undervaluation along with the prospect for positive company-specific financial results, provides a solid foundation for the Fund heading into 2022.

In closing, I want to take an opportunity to thank you for the faith you have continued to show in the PCM Value Fund. While we do not think for a second that there won’t be unexpected twists and turns in the coming months, we are confident in the process by which the Fund’s portfolio has been constructed.

We appreciate your continued support.

Private Capital Management

Mutual Fund investing involves risk and it is possible to lose money by investing in a fund. The Fund is a diversified fund, but nevertheless has invested a significant portion of its assets in the securities of a small number of issuers, which may cause the Fund’s value to fluctuate more widely than some other diversified funds. As a result of the Fund’s investment approach and the relative price movements of certain Fund holdings, as of October 31, 2021 the Fund’s holdings profile reflected a portfolio concentration level normally associated with a non-diversified fund. This may result in the Fund exhibiting greater volatility and less liquidity than other diversified funds. The above commentary is for informational purposes only and investors should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. This report is not authorized for distribution unless preceded or accompanied by a current prospectus for the Private Capital Management Value Fund. The prospectus contains this and other important information about the Fund. Read it carefully before investing.

Shares of the Private Capital Management Value Fund are distributed by Foreside Funds Distributors LLC, not an adviser affiliate.

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended October 31, 2021 and reflects the views of the investment adviser at the time of this writing. Of course, these views may change and do not guarantee the future performance of the Fund or the markets.

Portfolio composition is subject to change. The current and future portfolio holdings of the Fund are subject to investment risks.

2

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Semi-Annual Report

Performance Data

October 31, 2021

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2021
	Six Months†	1 Year	3 Years	5 Years	10 Years
Class I	12.14%	80.82%	17.23%	16.66%	12.59%
Russell 2000® Index	1.85%	50.80%	16.47%	15.52%	13.50%

†	Not Annualized.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 568-1267. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

As stated in the current prospectus dated September 1, 2021, the Fund’s “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” are 2.06% and 1.20%, respectively, of the Fund’s average daily net assets for Class I Shares. These ratios may differ from the actual expenses incurred by the Fund for the period covered by this report. Private Capital Management, LLC (the “Adviser”), has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses, excluding taxes, fees and expenses attributable to a distribution or service plan adopted by FundVantage Trust (the “Trust”), “Acquired Fund Fees and Expenses,” interest, extraordinary items and brokerage commissions do not exceed 1.20% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2022, unless the Board of Trustees (“Board of Trustees”) of the Trust approves its early termination. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.

A 2.00% redemption fee applies to shares redeemed within 30 days of purchase. This redemption fee is not reflected in the returns shown above.

3

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Fund Expense Disclosure

October 31, 2021

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees (if any) and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from May 1, 2021 through October 31, 2021 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments (if any) or redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2021	Ending Account Value October 31, 2021	Expenses Paid During Period*
Private Capital Management Value Fund
Class I
Actual	$1,000.00	$1,121.40	$6.42
Hypothetical (5% return before expenses)	1,000.00	1,019.16	6.11

*

Expenses are equal to an annualized expenses ratio for the six-month period ended October 31, 2021 of 1.20% for the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The Fund’s ending account value on the first line in the table is based on the actual six-month total return for the Fund of 12.14%.

4

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Portfolio Holdings Summary Table

October 31, 2021

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Financials	34.1%	$15,192,362
Consumer Discretionary	13.6	6,067,684
Communication Services	11.9	5,315,892
Information Technology	9.1	4,067,944
Industrials	6.3	2,828,602
Materials	4.1	1,820,955
Health Care	2.1	920,513

Total Common Stocks	81.2	36,213,952

Warrants	0.0	19,085
Other Assets in Excess of Liabilities	18.8	8,386,194

NET ASSETS	100.0%	$44,619,231

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

5

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Portfolio of Investments

October 31, 2021

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 81.2%
Communication Services — 11.9%
IMAX Corp. (Canada)*	63,700	$1,200,745
Perion Network Ltd. (Israel)*	65,235	1,853,979
QuinStreet, Inc.*	161,512	2,261,168

		5,315,892

Consumer Discretionary — 13.6%
Everi Holdings, Inc.*	62,906	1,509,744
Fiesta Restaurant Group, Inc.*	66,416	700,024
Lakeland Industries, Inc.*	27,125	567,184
Motorcar Parts of America, Inc.*	58,908	1,114,539
Stoneridge, Inc.*	17,910	339,932
Target Hospitality Corp.*	251,764	1,042,303
Visteon Corp.*	7,015	793,958

		6,067,684

Financials — 34.1%
Capstar Financial Holdings, Inc.	40,265	884,622
Eastern Bankshares, Inc.	37,435	777,525
ECN Capital Corp. (Canada)	389,930	3,396,290
First Busey Corp.	31,434	801,253
First Northwest Bancorp	44,697	806,781
Jefferies Financial Group, Inc.	44,005	1,892,215
KKR & Co., Inc.	35,630	2,838,642
KKR Acquisition Holdings I Corp., Class A*	78,700	770,473
Meridian Bancorp, Inc.	9,000	208,800
SmartFinancial, Inc.	30,229	785,652
StoneX Group, Inc.*	19,031	1,315,232
Synovus Financial Corp.	15,344	714,877

		15,192,362

Health Care — 2.1%
Lantheus Holdings, Inc.*	39,355	920,513

Industrials — 6.3%
AerSale Corp.*	38,360	857,730
Air Transport Services Group, Inc.*	45,250	1,126,272
Barrett Business Services, Inc.	10,300	844,600

		2,828,602

Information Technology — 9.1%
Asure Software, Inc.*	111,075	1,072,985

	Number of Shares	Value

COMMON STOCKS — (Continued)
Information Technology — (Continued)
Information Services Group, Inc.	221,326	$1,803,807
Powerfleet, Inc.*	80,144	554,596
Verint Systems, Inc.*	13,660	636,556

		4,067,944

Materials — 4.1%
Celanese Corp.	3,565	575,783
Tronox Holdings PLC (United Kingdom), Class A	53,395	1,245,172

		1,820,955

TOTAL COMMON STOCKS (Cost $17,953,702)		36,213,952

WARRANTS — 0.0%
KKR Acquisition Holdings I Corp., Strike Price @ $11.50, Expires 12/31/27*	19,675	19,085

TOTAL WARRANTS (Cost $20,695)		19,085

TOTAL INVESTMENTS - 81.2% (Cost $17,974,397)		36,233,037
OTHER ASSETS IN EXCESS OF LIABILITIES - 18.8%		8,386,194

NET ASSETS - 100.0%		$44,619,231

*	Non-income producing.

PLC    Public Limited Company

The accompanying notes are an integral part of the financial statements.

6

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Statement of Assets and Liabilities

October 31, 2021

(Unaudited)

Assets
Investments, at value (Cost $17,974,397)	$36,233,037
Cash and cash equivalents	8,438,695
Receivables:
Capital shares sold	28,299
Dividends and interest	2,683
Prepaid expenses and other assets	20,636

Total Assets	44,723,350

Liabilities
Payables:
Capital shares redeemed	17,509
Administration and accounting fees	17,272
Investments purchased	17,032
Investment adviser	13,844
Transfer agent fees	11,447
Audit fees	10,497
Shareholder reporting fees	6,521
Custodian fees	5,958
Accrued expenses	4,039

Total Liabilities	104,119

Net Assets	$44,619,231

Net Assets Consisted of:
Capital stock, $0.01 par value	$25,430
Paid-in capital	22,985,909
Total distributable earnings	21,607,892

Net Assets	$44,619,231

Class I Shares:
Net assets	$44,619,231

Shares outstanding	2,542,988

Net asset value, offering and redemption price per share	$17.55

The accompanying notes are an integral part of the financial statements.

7

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Statement of Operations

For the Six Months Ended October 31, 2021

(Unaudited)

Investment income
Dividends	$133,920
Less: foreign taxes withheld	(3,282)

Total investment income	130,638

Expenses
Advisory fees (Note 2)	164,917
Administration and accounting fees (Note 2)	30,760
Registration and filing fees	21,462
Transfer agent fees (Note 2)	21,231
Trustees’ and officers’ fees (Note 2)	19,949
Legal fees	19,532
Shareholder reporting fees	14,937
Audit fees	10,497
Custodian fees (Note 2)	9,813
Other expenses	5,897

Total expenses before waivers and reimbursements	318,995

Less: waivers and reimbursements (Note 2)	(99,099)

Net expenses after waivers and reimbursements	219,896

Net investment loss	(89,258)

Net realized and unrealized gain/(loss) from investments:
Net realized gain from investments	1,254,261
Net realized loss from foreign currency transactions	(414)
Net change in unrealized appreciation on investments	3,041,924
Net change in unrealized depreciation on foreign currency translations	(2)

Net realized and unrealized gain on investments	4,295,769

Net increase in net assets resulting from operations	$4,206,511

The accompanying notes are an integral part of the financial statements.

8

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2021 (Unaudited)	For the Year Ended April 30, 2021
Net increase/(decrease) in net assets from operations:
Net investment loss	$(89,258)	$(97,083)
Net realized gains from investments and foreign currency transactions	1,253,847	5,392,187
Net change in unrealized appreciation on investments and foreign currency translations	3,041,922	12,445,706

Net increase in net assets resulting from operations	4,206,511	17,740,810

Less dividends and distributions to shareholders from:
Total distributable earnings:
Class I	—	(2,928,941)

Net decrease in net assets from dividends and distributions to shareholders	—	(2,928,941)

Increase/(decrease) in net assets derived from capital share transactions (Note 4)	6,755,330	(3,876,272)

Total increase in net assets	10,961,841	10,935,597

Net assets
Beginning of period	33,657,390	22,721,793

End of period	$44,619,231	$33,657,390

The accompanying notes are an integral part of the financial statements.

9

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Financial Highlights

Contained below is per share operating performance data for Class I shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class I
	For the Six Months Ended October 31, 2021 (Unaudited)		For the Year Ended April 30, 2021	For the Year Ended April 30, 2020		For the Year Ended April 30, 2019	For the Year Ended April 30, 2018	For the Year Ended April 30, 2017
Per Share Operating Performance
Net asset value, beginning of period	$15.65		$8.80	$15.75		$17.37	$16.63	$13.88

Net investment loss(1)	(0.04)		(0.05)	(0.00	)(2)	(0.03)	(0.04)	(0.22)
Net realized and unrealized gain/(loss) on investments	1.94		8.52	(4.30)		1.10	1.01	3.19

Total from investment operations	1.90		8.47	(4.30)		1.07	0.97	2.97

Dividends and distributions to shareholders from:
Net investment income	—		—	—		—	—	(0.22)
Net realized capital gains	—		(1.62)	(2.65)		(2.69)	(0.23)	—

Total dividends and distributions to shareholders	—		(1.62)	(2.65)		(2.69)	(0.23)	(0.22)

Redemption fees	—		0.00 (2)	—		0.00 (2)	—	0.00 (2)

Net asset value, end of period	$17.55		$15.65	$8.80		$15.75	$17.37	$16.63

Total investment return(3)	12.14%		101.74%	(32.15)%		8.33%	5.80%	21.50%

Ratios/Supplemental Data
Net assets, end of period (in 000s)	$44,619		$33,657	$20,565		$42,982	$56,450	$71,173
Ratio of expenses to average net assets	1.20	%(4)	1.20%	1.16%		1.10%	1.07%	1.00%
Ratio of expenses to average net assets without waivers and expense reimbursements(5)	1.74	%(4)	2.06%	1.83%		1.48%	1.38%	1.34%
Ratio of net investment loss to average net assets	(0.49	)%(4)	(0.38)%	(0.02)%		(0.16)%	(0.22)%	(1.53)%
Portfolio turnover rate	7	%(6)	20%	20%		20%	17%	11%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

10

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to Financial Statements

October 31, 2021

(Unaudited)

1. Organization and Significant Accounting Policies

The Private Capital Management Value Fund (the “Fund”) is operating as a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), which commenced investment operations on May 28, 2010. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers separate classes of shares: Class C, Class I and Class R Shares. A 1.00% contingent deferred sales charge (“CDSC”) will be assessed when Class C shares are redeemed within 12 months after initial purchase; however, the CDSC shall not apply to the purchases of Class C shares where the selling broker dealer was not paid a commission at the time of initial purchase. As of October 31, 2021, the Class C shares and the Class R shares have not yet commenced operations. Effective July 31, 2020, Class A Shares were converted to Class I Shares and Class A Shares were concurrently terminated.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation – The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees (“Board of Trustees”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

11

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2021

(Unaudited)

The following is a summary of the inputs used, as of October 31, 2021, in valuing the Fund’s investments carried at fair value:

	Total Value at 10/31/21	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Common Stocks*	$36,213,952	$36,213,952	$—	$—
Warrants	19,085	19,085	—	—

Total Assets	$36,233,037	$36,233,037	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Fund had an amount of transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended October 31, 2021, there were no transfers in or out of Level 3.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Distribution (12b-1) fees relating to a specific class are charged directly to that class. Fund level expenses common to all classes, investment income and realized and unrealized gains and losses on investments are generally allocated to each class based upon the relative daily net assets of each class. General expenses of the Trust are generally allocated to each fund under methodologies approved by the Board of Trustees. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

Cash and Cash Equivalents — Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.

12

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2021

(Unaudited)

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to its long-term implications. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers. Fund management is continuing to monitor this development and evaluate its impact on the Fund.

Currency Risk — The Fund may invest in securities of foreign issuers, including American Depositary Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which the Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund’s NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for the Fund is determined on the basis of U.S. dollars, the Fund may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund’s holdings in foreign securities.

2. Transactions with Related Parties and Other Service Providers

Private Capital Management, LLC (the “Adviser”) serves as the investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services, the Adviser is paid a monthly fee at the annual rate of 0.90% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses, excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, “Acquired Fund Fees and Expenses,” interest, extraordinary items and brokerage commissions do not exceed 1.20% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2022, unless the Board of Trustees approves its earlier termination. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount.

As of October 31, 2021, the amount of potential recovery was as follows:

Expiration
04/30/2022	04/30/2023	04/30/2024	10/31/2024	Total
$102,198	$237,383	$220,991	$99,099	$659,671

For the six months ended October 31, 2021, the Adviser earned advisory fees of $164,917 and waived fees of $99,099.

13

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2021

(Unaudited)

Other Service Providers

The Bank of New York Mellon (“BNY Mellon") serves as administrator and custodian for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Fund. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

The Trust, on behalf of the Fund, has entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Fund and has agreed to compensate the intermediaries for providing those services. The fees incurred by the Fund for these services are included in Transfer agent fees in the Statement of Operations.

Foreside Funds Distributors LLC (the “Underwriter") provides principal underwriting services to the Fund pursuant to an underwriting agreement between the Trust and the Underwriter.

Trustees and Officers

The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Fund or the Trust.

JW Fund Management LLC (“JWFM") provides a Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. Alaric Compliance Services LLC (“Alaric”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and Alaric are compensated for their services provided to the Trust.

3. Investment in Securities

For the six months ended October 31, 2021, aggregated purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$3,622,381	$2,213,292

14

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2021

(Unaudited)

4. Capital Share Transactions

For the six months ended October 31, 2021 and the year ended April 30, 2021, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended October 31, 2021 (Unaudited)		For the Year Ended April 30, 2021
	Shares	Amount	Shares	Amount
Class A*
Sales	—	$—	1,015	$8,438
Reinvestments	—	—	—	—
Redemption Fees**	—	—	—	18
Redemptions	—	—	(67,536)	(655,702)
Converted to Class I Shares	—	—	(185,339)	(1,763,614)

Net decrease	—	$—	(251,860)	$(2,410,860)

Class I*
Sales	455,342	$7,795,221	407,146	$5,024,336
Reinvestments	—	—	243,066	2,928,941
Redemption Fees**	—	—	—	1,710
Redemptions	(63,065)	(1,039,891)	(1,017,553)	(11,184,013)
Converted from Class A Shares	—	—	180,329	1,763,614

Net increase/(decrease)	392,277	$6,755,330	(187,012)	$(1,465,412)

*	Class A Shares were converted into Class I Shares on July 31, 2020.
**

There is a 2.00% redemption fee that may be charged on shares redeemed which have been held 30 days or less. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

For the year ended April 30, 2021, the tax character of distributions paid by the Fund was $2,928,941 of long-term capital gains dividends. Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

As of April 30, 2021, the components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed	Unrealized
Ordinary	Long-Term	Appreciation/
Income	Gain	(Depreciation)
$827,650	$1,446,820	$15,126,911

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes.

15

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to Financial Statements (Concluded)

October 31, 2021

(Unaudited)

At October 31, 2021, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal Tax Cost	$17,974,397

Unrealized Appreciation	18,323,513
Unrealized Depreciation	(64,873)

Net Unrealized Appreciation	$18,258,640

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

16

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Statement Regarding Liquidity Risk Management Program

(Unaudited)

On October 16, 2016, the Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of FundVantage Trust, on behalf of the Private Capital Management Value Fund (the “Fund”), met on September 21-22, 2021 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the Fund, pursuant to the Liquidity Rule. The Board has appointed a committee of individuals to serve as the program administrator for the Fund’s Program (the “Program Committee”). At the Meeting, the Program Committee provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation and any material changes to the Program as of June 30, 2021 (the “Report”).

The Report described the Program’s liquidity classification methodology. It also described the Program Committee’s methodology in determining whether a Highly Liquid Investment Minimum (a “HLIM”) is necessary and noted that, given the composition of the Fund’s portfolio holdings, a HLIM was not currently required for the Fund.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing liquidity risk, as follow:

A. The Fund’s investment strategy and liquidity of Fund investments during both normal and reasonably foreseeable stressed conditions: As part of the Report, the Program Committee reviewed the Fund’s strategy and its determination that the strategy remains appropriate for an open-end fund structure. This determination was based on the Fund’s holdings of Highly Liquid Investments, the diversification of holdings and the related average position size of the holdings.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions: As part of the Report, the Program Committee reviewed historical net redemption activity and noted that it used this information as a component to establish the Fund’s reasonably anticipated trading size. The Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Program Committee also took into consideration the Fund’s shareholder ownership concentration and the fact that the shares of the Fund are offered through intermediaries. The intermediary agreements increase the likelihood of large unanticipated redemptions, meaning a Fund may not have the ability to conduct an orderly sale of portfolio securities. The amount of assets a Fund has on these platforms is a significant factor in the ability of the Fund to meet redemption expectations. In light of the Fund’s holdings, it was noted that the Fund maintains a high level of liquidity to meet shareholder redemptions under both normal and stressed market conditions.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements: As part of the Report, the Program Committee reviewed any changes in the Fund’s cash and cash equivalents positions in response to current/anticipated redemption activity or market conditions. It was noted that the Fund does not currently have a borrowing or other credit funding arrangement.

17

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 568-1267 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) as an exhibit to their reports on Form N-PORT. The Trust’s portfolio holdings on Form N-PORT are available on the SEC’s website at http://www.sec.gov.

Board Consideration of Investment Advisory Agreement

At a meeting held by videoconference on September 21-22, 2021 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the Investment Advisory Agreement between Private Capital Management, LLC (“PCM” or the “Adviser”) and the Trust (the “PCM Agreement”) on behalf of the Private Capital Management Value Fund (“PCM Fund”). At the Meeting, the Board considered the continuation of the PCM Agreement with respect to the PCM Fund for an additional one year period.

In determining whether to continue the PCM Agreement for an additional one-year period, the Trustees, including the Independent Trustees, considered information provided by the Adviser in response to a request for information in accordance with Section 15(c) of the 1940 Act (the “PCM 15(c) Response”) regarding (i) the services performed by PCM for the PCM Fund, (ii) the composition and qualifications of PCM’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with the management of the PCM Fund, (iv) investment performance of the PCM Fund, (v) the financial condition of PCM, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between PCM and other clients, (viii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on PCM’s ability to service the PCM Fund, and (x) compliance with PCM’s investment objective, policies and practices (including codes of ethics and proxy voting policies), federal securities laws and other regulatory requirements. In addition to the information in the PCM 15(c) Response, the Trustees received additional information at Board meetings throughout the year covering matters such as the performance of the PCM Fund compared to its Lipper Index and its benchmark; compliance with the PCM Fund’s investment objective, policies, strategy and limitations; the compliance of portfolio management personnel with applicable codes of ethics; and the adherence to pricing procedures as established by the Board.

The Board considered additional information provided by representatives from PCM invited to participate in the Meeting regarding PCM’s history, performance, investment strategy, and compliance program. Representatives of PCM responded to questions from the Board. In addition to the foregoing information, the Trustees also considered other factors they believed to be relevant to considering the continuation of the PCM Agreement, including the specific matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors. After deliberating, the Trustees determined that the overall arrangement between the PCM Fund and PCM, as provided by the terms of the PCM Agreement, including the advisory fee under the PCM Agreement, was fair and reasonable in light of the services provided, expenses incurred and such other matters as the Trustees considered relevant.

The Trustees considered the services provided by PCM to the PCM Fund. The Trustees considered PCM’s personnel and the depth of PCM’s personnel who provide investment management services to the PCM Fund and their experience. Based on the PCM 15(c) Response, the Trustees concluded that (i) the nature, extent and quality of the services provided by PCM are appropriate and consistent with the terms of the PCM Agreement, (ii) that the quality of those services has been, and continues to be, consistent with

18

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Other Information (Concluded)

(Unaudited)

industry norms, (iii) the PCM Fund is likely to benefit from the continued provision of those services, (iv) PCM has sufficient personnel, with the appropriate skills and experience, to serve the PCM Fund effectively and has demonstrated its continuing ability to attract and retain qualified personnel, and (v) the satisfactory nature, extent, and quality of services currently provided to the PCM Fund is likely to continue under the PCM Agreement.

The Board discussed PCM’s business continuity plan, and its ability to continue to manage the PCM Fund effectively in light of the ongoing COVID-19 pandemic, continuing federal, state and local responses thereto and related volatility in the financial markets.

The Trustees considered the investment performance for the PCM Fund and PCM. The Trustees reviewed the historical performance charts for the year-to-date, one year, three year, five year and ten year periods ended June 30, 2021 as applicable for the PCM Fund, the Lipper Mid-Cap Core Index, the PCM Fund’s applicable Lipper index and the Russell 2000® Total Return Index. The Trustees noted that the Class I shares of the PCM Fund outperformed the Lipper Mid-Cap Core Index for the year-to-date, one year, five year and ten year periods ended June 30, 2021 and underperformed the Lipper Mid-Cap Core Index for the three year period ended June 30, 2021. The Trustees further noted that the Class I shares of the PCM Fund outperformed the Russell 2000® Total Return Index for the year-to-date and one year periods ended June 30, 2021 and underperformed the Russell 2000® Total Return Index for the three year, five year and ten year periods ended June 30, 2021. The Trustees concluded that PCM had adequately explained the factors contributing to the PCM Fund’s performance over such periods.

The Trustees also considered information regarding PCM’s advisory fee and an analysis of these fees in relation to the delivery of services to the PCM Fund and any other ancillary benefit resulting from PCM’s relationship with the Fund. The Trustees considered the fees that PCM charges to its separately managed accounts, and evaluated the explanations provided by PCM as to differences in fees charged to the Funds and separately managed accounts. The Trustees also reviewed a peer comparison of advisory fees and total expenses for the PCM Fund versus other funds in the Fund’s Lipper category with $250 million or less in assets (the “Peer Group”). The Trustees noted that, for the PCM Fund’s Class I shares, the contractual advisory fee and net total expense ratio for the Fund were each higher than but within the range of the median of the contractual advisory fee and net total expense ratio of the Peer Group. The Trustees concluded that the advisory fees and services provided by PCM are consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the PCM Fund based on the information provided at the Meeting.

The Trustees concluded that the advisory fees and services provided by PCM are consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the PCM Fund based on the information provided at the Meeting.

The Trustees considered the costs of the services provided by PCM, the compensation and benefits received by PCM in providing services to the PCM Fund, the profitability and certain additional information related to PCM’s financial condition. In addition, the Trustees considered any direct or indirect revenues received by affiliates of PCM.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the PCM Fund grows, and whether the advisory fee level reflects those economies of scale for the benefit of shareholders. The Trustees considered and determined that economies of scale for the benefit of shareholders should be achieved if assets of the PCM Fund increase because fixed expenses will be spread across a larger asset base. The Trustees also noted that the PCM Fund’s advisory fee does not include “breakpoint” reductions in the advisory fee rates at specific asset levels but that PCM has contractually agreed to waive fees and/or reimburse certain expenses of the PCM Fund for the benefit of shareholders.

At the Meeting, after consideration of all the factors and taking into consideration the information presented, the Board, including the Independent Trustees, unanimously approved the continuation of the PCM Agreement for an additional one-year period. In arriving at their decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the circumstances.

19

[THIS PAGE INTENTIONALLY LEFT BLANK.]

[THIS PAGE INTENTIONALLY LEFT BLANK.]

Investment Adviser

Private Capital Management, LLC

8889 Pelican Bay Boulevard

Suite 500

Naples, FL 34108

Administrator

The Bank of New York Mellon

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1800

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Troutman Pepper Hamilton Sanders LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

PRI-1021

Quality Dividend Fund

of

FundVantage Trust

Class A

Class C

Institutional Class

SEMI-ANNUAL REPORT

October 31, 2021

(Unaudited)

IMPORTANT NOTE: As permitted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports are no longer sent by mail, unless you specifically request paper copies of the shareholder reports from the Fund or from your financial intermediary. Instead, shareholder reports are available on the Quality Dividend Fund’s website (www.equitycompass.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future shareholder reports in paper, free of charge. To elect to receive paper copies of shareholder reports through the mail or otherwise change your delivery method, contact your financial intermediary or, if you hold your shares directly through the Fund, call toll-free at (888) 201-5799 or write to:

Quality Dividend Fund

FundVantage Trust

c/o BNY Mellon Investment Servicing

P.O. Box 9829

Providence, RI 02940-8029

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

QUALITY DIVIDEND FUND

Semi-Annual Report

Performance Data

October 31, 2021

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2021†
	Six Months††	1 Year	3 Years	5 Years	Since Inception
Class A (with sales charge)	-2.66%	31.49%	9.25%	8.84%	8.16%
Class A (without sales charge)	3.26%	39.50%	11.42%	10.14%	8.96%
Russell 1000® Value Index	5.47%	43.76%	13.90%	12.39%	11.04%	*

Average Annual Total Returns for the Periods Ended October 31, 2021†
	Six Months††	1 Year	3 Years	5 Years	Since Inception
Class C (with CDSC charge)	1.83%	37.37%	10.61%	9.32%	8.15%
Class C (without CDSC charge)	2.83%	38.37%	10.61%	9.32%	8.15%
Russell 1000® Value Index	5.47%	43.76%	13.90%	12.39%	10.93%	*

Average Annual Total Returns for the Periods Ended October 31, 2021†
	Six Months††	1 Year	3 Years	5 Years	Since Inception
Institutional Class	3.39%	39.80%	11.73%	10.44%	10.08%
Russell 1000® Value Index	5.47%	43.76%	13.90%	12.39%	12.07%	*

†

The Quality Dividend Fund (“the Fund”) Class A shares commenced operations on September 30, 2013; Class C shares commenced operations on October 1, 2013; Institutional Class shares commenced operations on October 4, 2016.

††	Not Annualized.
*	Benchmark performance is from each Class respective inception date only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 201-5799.

The returns of Class A shares reflect a deduction for the maximum front end sales charge of 5.75%. The returns shown for Class C shares reflect a maximum deferred sales charge of 1.00% that may apply to Class C shares when shares are redeemed within 12 months after initial purchase.

The Fund’s “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement”, as stated in the current prospectus dated September 1, 2021, are 1.50% and 1.24%, respectively, for Class A shares, 2.25% and 1.99%, respectively, for Class C shares and 1.25% and 0.99%, respectively, for Institutional Class shares of the Fund’s average daily net assets. These rates may fluctuate and may differ from the actual expenses incurred by the Fund for the period covered by this report. EquityCompass Investment Management, LLC (“EquityCompass” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by FundVantage Trust (the “Trust”), “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items and brokerage commissions) do not exceed 0.99% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in effect until August 31, 2022, unless the Board of Trustees (“Board of Trustees”) of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount. Total fees would be higher had such fees and expenses not been waived and/or reimbursed.

A 1.00% redemption fee applies to shares redeemed within 60 days of purchase. The redemption fee is not reflected in the returns shown above.

1

QUALITY DIVIDEND FUND

Semi-Annual Report

Performance Data (Concluded)

October 31, 2021

(Unaudited)

The Fund intends to evaluate performance as compared to those of the Russell 1000® Value Index. The Russell 1000® Value Index is an unmanaged index that measures the performance of the highest-ranking 1,000 stocks in the Russell 3000® Index, which represents about 90% of the total market capitalization of all listed U.S. stocks. It is impossible to invest directly in an index.

Mutual fund investing involves risk, including possible loss of principal. The Fund’s dividend income and distributions will fluctuate, and at times the Fund may underperform other funds that invest more broadly or that have different investment styles. Some of the assets in which the Fund may invest entail special risks. Foreign stocks may be affected by currency fluctuations, social and political instability, and lax regulatory and financial reporting standards. Master Limited Partnerships (“MLPs”) may fluctuate abruptly in value and be difficult to liquidate. Real Estate Investment Trusts (“REITs”) entail risks related to real estate, such as tenant defaults, declining occupancy rates, and falling property values due to deteriorating economic conditions. Listed REIT stocks may fluctuate erratically in market price while non-listed REITs may be illiquid.

2

QUALITY DIVIDEND FUND

Fund Expense Disclosure

October 31, 2021

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees (if any) and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from May 1, 2021 through October 31, 2021 and held for the entire period.

Actual Expenses

The first line of each accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of each accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments (if any) or redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid
	May 1, 2021	October 31, 2021	During Period*
Quality Dividend Fund
Class A
Actual	$1,000.00	$1,032.60	$6.35
Hypothetical (5% return before expenses)	1,000.00	1,018.95	6.31
Class C
Actual	$1,000.00	$1,028.30	$10.17
Hypothetical (5% return before expenses)	1,000.00	1,015.17	10.11
Institutional Class
Actual	$1,000.00	$1,033.90	$5.08
Hypothetical (5% return before expenses)	1,000.00	1,020.21	5.04

*

Expenses are equal to an annualized expense ratio for the six-month period ended October 31, 2021 of 1.24%, 1.99% and 0.99% for Class A, Class C and Institutional Class shares, respectively, for the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The Fund’s ending account values on the first line in the table are based on the actual six-month total returns for the Fund of 3.26%, 2.83% and 3.39% for Class A, Class C and Institutional Class shares, respectively.

3

QUALITY DIVIDEND FUND

Portfolio Holdings Summary Table

October 31, 2021

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net
	Assets	Value
COMMON STOCKS:
Oil, Gas & Consumable Fuels	15.2%	$9,921,469
Banks	11.2	7,318,349
Pharmaceuticals	9.6	6,280,724
Biotechnology	7.4	4,834,690
Diversified Telecommunication Services	6.4	4,220,883
Air Freight & Logistics	4.1	2,706,373
Real Estate Investment Trusts	4.0	2,598,657
Communications Equipment	3.8	2,479,415
Insurance	3.8	2,474,034
Technology Hardware, Storage & Peripherals	3.7	2,404,670
Semiconductors & Semiconductor Equipment	3.7	2,399,775
Electrical Equipment	3.7	2,396,923
Household Products	3.6	2,348,690
Tobacco	3.5	2,279,927
Aerospace & Defense	3.3	2,198,297
Information Technology Services	3.2	2,106,684
Health Care Providers & Services	3.1	2,050,667
Industrial Conglomerates	3.1	2,037,488
Containers & Packaging	3.0	1,986,403

Total Common Stocks	99.4	65,044,118

Other Assets in Excess of Liabilities	0.6	380,589

NET ASSETS	100.0%	$65,424,707

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

4

QUALITY DIVIDEND FUND

Portfolio of Investments

October 31, 2021

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — 99.4%
Aerospace & Defense — 3.3%
Lockheed Martin Corp.	6,615	$2,198,297

Air Freight & Logistics — 4.1%
United Parcel Service, Inc., Class B	12,678	2,706,373

Banks — 11.2%
JPMorgan Chase & Co.	14,417	2,449,304
Truist Financial Corp.	39,248	2,491,071
US Bancorp	39,390	2,377,974

		7,318,349

Biotechnology — 7.4%
AbbVie, Inc.	21,440	2,458,525
Gilead Sciences, Inc.	36,624	2,376,165

		4,834,690

Communications Equipment — 3.8%
Cisco Systems, Inc.	44,299	2,479,415

Containers & Packaging — 3.0%
International Paper Co.	39,992	1,986,403

Diversified Telecommunication Services — 6.4%
AT&T, Inc.	79,878	2,017,718
Verizon Communications, Inc.	41,577	2,203,165

		4,220,883

Electrical Equipment — 3.7%
Emerson Electric Co.	24,708	2,396,923

Health Care Providers & Services — 3.1%
Cardinal Health, Inc.	42,892	2,050,667

Household Products — 3.6%
Kimberly-Clark Corp.	18,138	2,348,690

Industrial Conglomerates — 3.1%
3M Co.	11,403	2,037,488

Information Technology Services — 3.2%
International Business Machines Corp.	16,840	2,106,684

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Insurance — 3.8%
Prudential Financial, Inc.	22,481	$2,474,034

Oil, Gas & Consumable Fuels — 15.2%
Chevron Corp.	22,495	2,575,453
Enbridge, Inc. (Canada)	57,939	2,425,326
Exxon Mobil Corp.	39,174	2,525,548
Valero Energy Corp.	30,973	2,395,142

		9,921,469

Pharmaceuticals — 9.6%
Merck & Co., Inc.	29,799	2,623,802
Organon & Co.	29,899	1,098,788
Pfizer, Inc.	58,485	2,558,134

		6,280,724

Real Estate Investment Trusts — 4.0%
Digital Realty Trust, Inc.	16,467	2,598,657

Semiconductors & Semiconductor Equipment — 3.7%
QUALCOMM, Inc.	18,038	2,399,775

Technology Hardware, Storage & Peripherals — 3.7%
NetApp, Inc.	26,928	2,404,670

Tobacco — 3.5%
Philip Morris International, Inc.	24,116	2,279,927

TOTAL COMMON STOCKS (Cost $50,060,831)		65,044,118

TOTAL INVESTMENTS - 99.4% (Cost $50,060,831)		65,044,118
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%		380,589

NET ASSETS - 100.0%		$65,424,707

The accompanying notes are an integral part of the financial statements.

5

QUALITY DIVIDEND FUND

Statement of Assets and Liabilities

October 31, 2021

(Unaudited)

Assets
Investments, at value (Cost $50,060,831)	$65,044,118
Cash and cash equivalents	427,589
Receivables:
Dividends and interest	96,018
Prepaid expenses and other assets	34,407

Total Assets	65,602,132

Liabilities
Payables:
Capital shares redeemed	46,045
Transfer agent fees	24,568
Administration and accounting fees	22,374
Investment adviser	21,625
12b-1 distribution fees (Class A and Class C)	17,540
Audit fees	15,460
Shareholder reporting fees	14,823
Shareholder servicing fees	3,176
Accrued expenses	11,814

Total Liabilities	177,425

Net Assets	$65,424,707

Net Assets Consisted of:
Capital stock, $0.01 par value	$45,806
Paid-in capital	49,395,517
Total distributable earnings	15,983,384

Net Assets	$65,424,707

Class A Shares:
Net assets	$37,880,957

Shares outstanding	2,655,661

Net asset value, redemption price per share.	$14.26

Maximum offering price per share (100/94.25 of $14.26)	$15.13

Class C Shares:
Net assets	$14,881,685

Shares outstanding	1,037,586

Net asset value, offering and redemption price per share	$14.34

Institutional Class Shares:
Net assets	$12,662,065

Shares outstanding	887,381

Net asset value, offering and redemption price per share	$14.27

The accompanying notes are an integral part of the financial statements.

6

QUALITY DIVIDEND FUND

Statement of Operations

For the Six Months Ended October 31, 2021

(Unaudited)

Investment income
Dividends	$1,269,059
Less: foreign taxes withheld	(12,927)

Total investment income	1,256,132

Expenses
Advisory fees (Note 2)	200,379
Distribution fees (Class C) (Note 2)	60,162
Distribution fees (Class A) (Note 2)	47,627
Transfer agent fees (Note 2)	46,102
Administration and accounting fees (Note 2)	29,928
Registration and filing fees	25,777
Trustees’ and officers’ fees (Note 2)	20,740
Shareholder servicing fees (Class C)	20,054
Legal fees	19,955
Shareholder reporting fees	19,876
Audit fees	15,460
Custodian fees (Note 2)	9,572
Other expenses	7,505

Total expenses before waivers and reimbursements	523,137

Less: waivers and reimbursements (Note 2)	(64,664)

Net expenses after waivers and reimbursements	458,473

Net investment income	797,659

Net realized and unrealized gain from investments:
Net realized gain from investments	648,295
Net change in unrealized appreciation on investments	640,762

Net realized and unrealized gain on investments	1,289,057

Net increase in net assets resulting from operations	$2,086,716

The accompanying notes are an integral part of the financial statements.

7

QUALITY DIVIDEND FUND

Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2021 (Unaudited)	For the Year Ended April 30, 2021
Net increase in net assets from operations:
Net investment income	$797,659	$1,785,033
Net realized gains from investments	648,295	2,766,527
Net change in unrealized appreciation on investments	640,762	14,484,108

Net increase in net assets resulting from operations	2,086,716	19,035,668

Less dividends and distributions to shareholders from:
Total distributable earnings:
Class A	(484,299)	(963,830)
Class C	(138,710)	(406,013)
Institutional Class	(176,611)	(346,454)

Net decrease in net assets from dividends and distributions to shareholders	(799,620)	(1,716,297)

Decrease in net assets derived from capital share transactions (Note 4)	(2,070,840)	(9,751,684)

Total increase/(decrease) in net assets	(783,744)	7,567,687

Net assets
Beginning of period	66,208,451	58,640,764

End of period	$65,424,707	$66,208,451

The accompanying notes are an integral part of the financial statements.

8

QUALITY DIVIDEND FUND

Financial Highlights

Contained below is per share operating performance data for Class A shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class A
	For the Six Months Ended October 31, 2021 (Unaudited)		For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019	For the Year Ended April 30, 2018	For the Year Ended April 30, 2017
Per Share Operating Performance
Net asset value, beginning of period	$13.99		$10.47	$13.02	$12.29	$12.19	$11.03

Net investment income(1)	0.18		0.37	0.34	0.33	0.29	0.27
Net realized and unrealized gain/(loss) on investments	0.27		3.51	(1.80)	1.36	0.16	1.13

Total from investment operations	0.45		3.88	(1.46)	1.69	0.45	1.40

Dividends and distributions to shareholders from:
Net investment income	(0.18)		(0.36)	(0.34)	(0.38)	(0.35)	(0.24)
Net realized capital gains	—		—	(0.74)	(0.58)	—	—
Return of capital	—		—	(0.01)	—	—	—

Total dividends and distributions to shareholders	(0.18)		(0.36)	(1.09)	(0.96)	(0.35)	(0.24)

Redemption fees	0.00	(2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)

Net asset value, end of period	$14.26		$13.99	$10.47	$13.02	$12.29	$12.19

Total investment return(3)	3.26%		37.87%	(12.46)%	14.66%	3.64%	12.82%

Ratios/Supplemental Data
Net assets, end of period (in 000s)	$37,881		$37,392	$28,816	$40,283	$37,800	$36,731
Ratio of expenses to average net assets	1.24	%(4)	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of expenses to average net assets without waivers and/or expense reimbursements(5)	1.43	%(4)	1.50%	1.36%	1.41%	1.32%	1.35%
Ratio of net investment income to average net assets	2.52	%(4)	3.20%	2.74%	2.62%	2.32%	2.35%
Portfolio turnover rate	3	%(6)	28%	38%	37%	51%	44%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized. Total investment return does not reflect the impact of the maximum front-end sales load of 5.75% or any applicable sales charge. If reflected, the return would be lower.

(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

9

QUALITY DIVIDEND FUND

Financial Highlights (Continued)

Contained below is per share operating performance data for Class C shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class C
	For the Six Months Ended October 31, 2021 (Unaudited)		For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019	For the Year Ended April 30, 2018	For the Year Ended April 30, 2017
Per Share Operating Performance
Net asset value, beginning of period	$14.07		$10.52	$13.07	$12.34	$12.24	$11.06

Net investment income(1)	0.13		0.28	0.25	0.24	0.20	0.18
Net realized and unrealized gain/(loss) on investments	0.27		3.54	(1.80)	1.36	0.15	1.15

Total from investment operations	0.40		3.82	(1.55)	1.60	0.35	1.33

Dividends and distributions to shareholders from:
Net investment income	(0.13)		(0.27)	(0.25)	(0.29)	(0.25)	(0.15)
Net realized capital gains	—		—	(0.74)	(0.58)	—	—
Return of capital	—		—	(0.01)	—	—	—

Total dividends and distributions to shareholders	(0.13)		(0.27)	(1.00)	(0.87)	(0.25)	(0.15)

Redemption fees	0.00	(2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)

Net asset value, end of period	$14.34		$14.07	$10.52	$13.07	$12.34	$12.24

Total investment return(3)	2.83%		36.91%	(13.10)%	13.73%	2.84%	12.07%

Ratios/Supplemental Data
Net assets, end of period (in 000s)	$14,882		$16,740	$19,255	$24,326	$23,728	$26,247
Ratio of expenses to average net assets	1.99	%(4)	1.99%	1.99%	1.99%	1.99%	1.99%
Ratio of expenses to average net assets without waivers and/or expense reimbursements(5)	2.18	%(4)	2.25%	2.11%	2.16%	2.06%	2.10%
Ratio of net investment income to average net assets	1.77	%(4)	2.45%	1.99%	1.87%	1.57%	1.58%
Portfolio turnover rate	3	%(6)	28%	38%	37%	51%	44%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized. Total investment return does not reflect any applicable sales charge.

(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

10

QUALITY DIVIDEND FUND

Financial Highlights (Concluded)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended October 31, 2021 (Unaudited)		For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019	For the Year Ended April 30, 2018	For the Period Ended April 30, 2017*
Per Share Operating Performance
Net asset value, beginning of year/period	$14.00		$10.47	$13.03	$12.30	$12.20	$11.33

Net investment income(1)	0.20		0.40	0.37	0.36	0.32	0.16
Net realized and unrealized gain/(loss) on investments	0.27		3.52	(1.80)	1.36	0.16	0.83

Total from investment operations	0.47		3.92	(1.43)	1.72	0.48	0.99

Dividends and distributions to shareholders from:
Net investment income	(0.20)		(0.39)	(0.38)	(0.41)	(0.38)	(0.12)
Net realized capital gains	—		—	(0.74)	(0.58)	—	—
Return of capital	—		—	(0.01)	—	—	—

Total dividends and distributions to shareholders	(0.20)		(0.39)	(1.13)	(0.99)	(0.38)	(0.12)

Redemption fees	0.00	(2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00	(2)

Net asset value, end of year/period	$14.27		$14.00	$10.47	$13.03	$12.30	$12.20

Total investment return(3)	3.39%		38.31%	(12.29)%	14.94%	3.89%	8.72%

Ratios/Supplemental Data
Net assets, end of year/period (in 000s)	$12,662		$12,076	$10,570	$10,562	$9,007	$8,731
Ratio of expenses to average net assets	0.99	%(4)	0.99%	0.99%	0.99%	0.99%	0.99	%(4)
Ratio of expenses to average net assets without waivers and/or expense reimbursements(5)	1.18	%(4)	1.25%	1.11%	1.17%	1.07%	1.12	%(4)
Ratio of net investment income to average net assets	2.77	%(4)	3.45%	2.99%	2.87%	2.57%	2.29	%(4)
Portfolio turnover rate	3	%(6)	28%	38%	37%	51%	44	%(7)

*	Commenced operations on October 4, 2016.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.
(7)	Reflects portfolio turnover of the Fund for the year ended April 30, 2017.

The accompanying notes are an integral part of the financial statements.

11

QUALITY DIVIDEND FUND

Notes to Financial Statements

October 31, 2021

(Unaudited)

1. Organization and Significant Accounting Policies

The Quality Dividend Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), which commenced investment operations on September 30, 2013. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers separate classes of shares: Class A, Class C and Institutional Class shares. Class A shares are subject to a front end sales charge of 5.75%. Front-end sales charges may be reduced or waived under certain circumstances. A contingent deferred sales charge (“CDSC”), as a percentage of the lower of the original purchase price or net asset value at redemption, of 1.00% may be imposed on full or partial redemptions of Class A shares made within twelve months of purchase where: (i) $1 million or more of Class A shares was purchased without an initial sales charge, and (ii) the selling broker-dealer received a commission for such sale. A CDSC of 1.00% may apply to Class C shares when shares are redeemed within 12 months after initial purchase where the selling broker-dealer received a commission for such sale.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees (“Board of Trustees”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

12

QUALITY DIVIDEND FUND

Notes to Financial Statements (Continued)

October 31, 2021

(Unaudited)

The following is a summary of the inputs used, as of October 31, 2021, in valuing the Fund’s investments carried at fair value:

	Total Value at 10/31/21	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Investments in Securities*	$65,044,118	$65,044,118	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Fund had an amount of transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended October 31, 2021, there were no transfers in or out of Level 3.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Distribution (12b-1) fees and shareholder services fees relating to a specific class are charged directly to that class. Fund level expenses common to all classes, investment income and realized and unrealized gains and losses on investments are allocated to each class based upon relative daily net assets of each class. General expenses of the Trust are generally allocated to each fund under methodologies approved by the Board of Trustees. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

MLP Common Units — Master Limited Partnership (“MLP”) common units represent limited partnership interests in the MLP. Common units are generally listed and traded on the U.S. securities exchanges or OTC with their value fluctuating predominantly based on the success of the MLP. Unlike owners of common stock of a corporation, owners of MLP common units have limited voting rights and have no ability to annually elect directors. MLPs generally distribute all available cash flow (cash flow from operations less

13

QUALITY DIVIDEND FUND

Notes to Financial Statements (Continued)

October 31, 2021

(Unaudited)

maintenance capital expenditures) in the form of quarterly distributions. Common unit holders have first priority to receive quarterly cash distributions up to the minimum quarterly distribution and have arrearage rights. In the event of liquidation, common unit holders have preference over subordinated units, but not debt holders or preferred unit holders, to remaining assets of the MLP.

Cash and Cash Equivalents — Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to its long-term implications. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers. Fund management is continuing to monitor this development and evaluate its impact on the Fund.

2. Transactions with Related Parties and Other Service Providers

EquityCompass Investment Management, LLC (“EquityCompass” or the “Adviser”), serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust. For its services, the Adviser is paid a monthly fee at the annual rate of 0.60% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items and brokerage commissions) do not exceed 0.99% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in effect until August 31, 2022, unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount. As of October 31, 2021, the amount of potential recovery was as follows:

Expiration

04/30/2022	04/30/2023	04/30/2024	10/31/2024	Total
$96,972	$84,774	$153,340	$64,664	$399,750

For the six months ended October 31, 2021, the Adviser earned advisory fees of $200,379 and waived fees of $64,664.

14

QUALITY DIVIDEND FUND

Notes to Financial Statements (Continued)

October 31, 2021

(Unaudited)

Other Service Providers

The Bank of New York Mellon (“BNY Mellon”) serves as administrator and custodian for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Fund. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

The Trust, on behalf of the Fund, has entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Fund and has agreed to compensate the intermediaries for providing those services. The fees incurred by the Fund for these services are included in Transfer agent fees in the Statement of Operations.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund pursuant to an underwriting agreement between the Trust and the Underwriter.

The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for Class A and Class C shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A and Class C shares plan, the Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% and 1.00% (0.75% Rule 12b-1 distribution fee and 0.25% shareholder service fee) on an annualized basis of the average daily net assets of the Fund’s Class A and Class C shares, respectively.

Trustees and Officers

The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Fund or the Trust.

JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. Alaric Compliance Services LLC (“Alaric”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and Alaric are compensated for their services provided to the Trust.

3. Investment in Securities

For the six months ended October 31, 2021, aggregated purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$1,835,767	$3,494,647

15

QUALITY DIVIDEND FUND

Notes to Financial Statements (Continued)

October 31, 2021

(Unaudited)

4. Capital Share Transactions

For the six months ended October 31, 2021 and the year ended April 30, 2021, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended
	October 31, 2021		For the Year Ended
	(Unaudited)		April 30, 2021
	Shares	Amount	Shares	Amount
Class A
Sales	162,941	$2,324,221	483,323	$5,793,051
Reinvestments	24,651	346,553	59,854	689,098
Redemption Fees*	—	788	—	399
Redemptions	(203,944)	(2,911,808)	(624,238)	(7,224,320)

Net decrease	(16,352)	$(240,246)	(81,061)	$(741,772)

Class C
Sales	27,017	$385,932	107,721	$1,265,784
Reinvestments	8,090	114,522	28,907	328,596
Redemption Fees*	—	325	—	191
Redemptions	(187,536)	(2,683,669)	(777,469)	(9,059,573)

Net decrease	(152,429)	$(2,182,890)	(640,841)	$(7,465,002)

Institutional Class
Sales	72,551	$1,030,716	62,144	$772,174
Reinvestments	9,191	129,180	22,645	259,428
Redemption Fees*	—	265	—	128
Redemptions	(57,048)	(807,865)	(231,607)	(2,576,640)

Net increase/(decrease)	24,694	$352,296	(146,818)	$(1,544,910)

Total net decrease	(144,087)	$(2,070,840)	(868,720)	$(9,751,684)

*

There is a 1.00% redemption fee that may be charged on shares redeemed which have been held for 60 days or less. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

For the year ended April 30, 2021, the tax character of distributions paid by the Fund was $1,716,297 of ordinary income dividends. Short-term capital gains are reported as ordinary income for federal income tax purposes.

16

QUALITY DIVIDEND FUND

Notes to Financial Statements (Concluded)

October 31, 2021

(Unaudited)

As of April 30, 2021, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)	Temporary Differences
$68,028	$451,050	$14,182,421	$(5,211)

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes.

At October 31, 2021, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal Tax Cost*	$50,060,831

Unrealized Appreciation	16,025,011
Unrealized Depreciation	(1,041,724)

Net Unrealized Appreciation	$14,983,287

*

Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and April 30 and late year ordinary losses ((i) ordinary losses between January 1 and April 30, and (ii) specified ordinary and currency losses between November 1 and April 30) as occurring on the first day of the following tax year. For the year ended April 30, 2021, the Fund had no short-term capital loss deferrals, no long-term capital loss deferrals or ordinary loss deferrals. For the year ended April 30, 2021, the Fund had no short-term capital loss deferrals, no long-term capital loss deferrals or ordinary loss deferrals.

Accumulated capital losses represent net capital loss carryforwards as of April 30, 2021 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of April 30, 2021, the Fund did not have any capital loss carryforwards.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

17

QUALITY DIVIDEND FUND

Statement Regarding Liquidity Risk Management Program

(Unaudited)

On October 16, 2016, the Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of FundVantage Trust, on behalf of the Quality Dividend Fund (the “Fund”), met on September 21-22, 2021 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the Fund, pursuant to the Liquidity Rule. The Board has appointed a committee of individuals to serve as the program administrator for the Fund’s Program (the “Program Committee”). At the Meeting, the Program Committee provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation and any material changes to the Program as of June 30, 2021 (the “Report”).

The Report described the Program’s liquidity classification methodology. It also described the Program Committee’s methodology in determining whether a Highly Liquid Investment Minimum (a “HLIM”) is necessary and noted that, given the composition of the Fund’s portfolio holdings, a HLIM was not currently required for the Fund.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing liquidity risk, as follow:

A. The Fund’s investment strategy and liquidity of Fund investments during both normal and reasonably foreseeable stressed conditions: As part of the Report, the Program Committee reviewed the Fund’s strategy and its determination that the strategy remains appropriate for an open-end fund structure. This determination was based on the Fund’s holdings of Highly Liquid Investments, the diversification of holdings and the related average position size of the holdings.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions: As part of the Report, the Program Committee reviewed historical net redemption activity and noted that it used this information as a component to establish the Fund’s reasonably anticipated trading size. The Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Program Committee also took into consideration the Fund’s shareholder ownership concentration and the fact that the shares of the Fund are offered through intermediaries. The intermediary agreements increase the likelihood of large unanticipated redemptions, meaning a Fund may not have the ability to conduct an orderly sale of portfolio securities. The amount of assets a Fund has on these platforms is a significant factor in the ability of the Fund to meet redemption expectations. In light of the Fund’s holdings, it was noted that the Fund maintains a high level of liquidity to meet shareholder redemptions under both normal and stressed market conditions.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements: As part of the Report, the Program Committee reviewed any changes in the Fund’s cash and cash equivalents positions in response to current/anticipated redemption activity or market conditions. It was noted that the Fund does not currently have a borrowing or other credit funding arrangement.

18

QUALITY DIVIDEND FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 201-5799 and on the Securities and Exchange Commission’s (“SEC") website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) as an exhibit to their reports on Form N-PORT. The Trust’s portfolio holdings on Form N-PORT are available on the SEC’s website at http://www.sec.gov.

Board Consideration of Investment Advisory Agreement

At a meeting held by videoconference on September 21-22, 2021 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the Investment Advisory Agreement between EquityCompass Investment Management, LLC (“EquityCompass” or the “Adviser”) and the Trust (the “EquityCompass Agreement”) on behalf of the Quality Dividend Fund. At the Meeting, the Board considered the continuation of the EquityCompass Agreement with respect to the Quality Dividend Fund for an additional one year period.

In determining whether to continue the EquityCompass Agreement for an additional one-year period, the Trustees, including the Independent Trustees, considered information provided by the Adviser in response to a request for information in accordance with Section 15(c) of the 1940 Act (the “EquityCompass 15(c) Response”) regarding (i) the services performed by EquityCompass for the Quality Dividend Fund, (ii) the composition and qualifications of EquityCompass’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with the management of the Quality Dividend Fund, (iv) investment performance of the Quality Dividend Fund, (v) the financial condition of EquityCompass’s parent company, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Quality Dividend Fund and other clients, (viii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on EquityCompass’s ability to service the Quality Dividend Fund, and (x) compliance with the Quality Dividend Fund’s investment objective, policies and practices (including codes of ethics and proxy voting policies), federal securities laws and other regulatory requirements. In addition to the information in the EquityCompass 15(c) Response, the Trustees received additional information at Board meetings throughout the year covering matters such as the performance of the Quality Dividend Fund compared to its Lipper Index and its benchmark; compliance with the Quality Dividend Fund’s investment objective, policies, strategy and limitations; the compliance of portfolio management personnel with applicable codes of ethics; and the adherence to pricing procedures as established by the Board.

The Board considered additional information provided by representatives from EquityCompass invited to participate in the Meeting regarding EquityCompass’s history, performance, investment strategy, and compliance program. Representatives of EquityCompass responded to questions from the Board. In addition to the foregoing information, the Trustees also considered other factors they believed to be relevant to considering the continuation of the EquityCompass Agreement, including the specific matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors. After deliberating, the Trustees determined that the overall arrangement between the Quality Dividend Fund and EquityCompass, as provided by the terms of the EquityCompass Agreement, including the advisory fee under the EquityCompass Agreement, was fair and reasonable in light of the services provided, expenses incurred and such other matters as the Trustees considered relevant.

19

QUALITY DIVIDEND FUND

Other Information (Continued)

(Unaudited)

The Trustees considered the services provided by EquityCompass to the Quality Dividend Fund. The Trustees considered EquityCompass’s personnel and the depth of EquityCompass’s personnel who provide investment management services to the Quality Dividend Fund and their experience. Based on the EquityCompass 15(c) Response, the Trustees concluded that (i) the nature, extent and quality of the services provided by EquityCompass are appropriate and consistent with the terms of the EquityCompass Agreement, (ii) that the quality of those services has been, and continues to be, consistent with industry norms, (iii) the Quality Dividend Fund is likely to benefit from the continued provision of those services, (iv) EquityCompass has sufficient personnel, with the appropriate skills and experience, to serve the Quality Dividend Fund effectively and has demonstrated its continuing ability to attract and retain qualified personnel, and (v) the satisfactory nature, extent, and quality of services currently provided to the Quality Dividend Fund is likely to continue under the EquityCompass Agreement.

The Board discussed EquityCompass’s business continuity plan, and its ability to continue to manage the Quality Dividend Fund effectively in light of the ongoing COVID-19 pandemic, continuing federal, state and local responses thereto and related volatility in the financial markets.

The Trustees considered the investment performance for the Quality Dividend Fund and EquityCompass. The Trustees reviewed the historical performance charts for the year-to-date, one year, three year and since inception periods ended June 30, 2021 as applicable for the Quality Dividend Fund, the Lipper Global Equity Income Funds Index, the Quality Dividend Fund’s applicable Lipper index and the Russell 1000® Value Total Return Index. The Trustees noted that the Institutional Class shares of the Quality Dividend Fund outperformed the Lipper Global Equity Income Funds Index for the year-to-date, one year, three year and since inception periods ended June 30, 2021. The Trustees further noted that the Institutional Class shares of the Quality Dividend Fund outperformed the Russell 1000® Value Total Return Index for the year-to-date period ended June 30, 2021, and underperformed the Russell 1000® Value Total Return Index for the one year, three year and since inception periods ended June 30, 2021. The Trustees concluded that EquityCompass had adequately explained the factors contributing to the Quality Dividend Fund’s performance over such periods.

The Trustees also considered information regarding EquityCompass’s advisory fee and an analysis of these fees in relation to the delivery of services to the Quality Dividend Fund and any other ancillary benefit resulting from EquityCompass’s relationship with the Quality Dividend Fund. The Trustees considered the fees that EquityCompass charges to its separately managed accounts, and evaluated the explanations provided by EquityCompass as to differences in fees charged to the Quality Dividend Fund and separately managed accounts. The Trustees also reviewed a peer comparison of advisory fees and total expenses for the Quality Dividend Fund versus other funds in the Quality Dividend Fund’s Lipper category with $250 million or less in assets (the “Peer Group”). The Trustees noted that, for the Quality Dividend Fund’s Institutional Class shares, the contractual advisory fee and net total expense ratio for the Fund were each lower than the median of the contractual advisory fee and net total expense ratio of the Peer Group. The Trustees concluded that the advisory fees and services provided by EquityCompass are consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Quality Dividend Fund based on the information provided at the Meeting.

The Trustees considered the costs of the services provided by EquityCompass, the compensation and benefits received by EquityCompass in providing services to the Quality Dividend Fund, the profitability and certain additional information related to the financial condition of EquityCompass’s parent company. In addition, the Trustees considered any direct or indirect revenues received by affiliates of EquityCompass.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Quality Dividend Fund grows, and whether the advisory fee level reflects those economies of scale for the benefit of shareholders. The Trustees considered and determined that economies of scale for the benefit of shareholders should be achieved if assets of the Quality Dividend Fund increase because fixed expenses will be spread across a larger asset base. The Trustees also noted that the Quality Dividend Fund’s advisory fee does not include “breakpoint” reductions in the advisory fee rates at specific asset levels but that EquityCompass has contractually agreed to waive fees and/or reimburse certain expenses of the Quality Dividend Fund for the benefit of shareholders.

20

QUALITY DIVIDEND FUND

Other Information (Concluded)

(Unaudited)

At the Meeting, after consideration of all the factors and taking into consideration the information presented, the Board, including the Independent Trustees, unanimously approved the continuation of the EquityCompass Agreement for an additional one-year period. In arriving at their decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the circumstances.

21

Investment Adviser

EquityCompass Investment Management, LLC

One South Street

Baltimore, MD 21202

Administrator

The Bank of New York Mellon

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road Berwyn, PA 19312

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103-7096

Legal Counsel

Troutman Pepper Hamilton Sanders LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

QUA-1021

Tran Capital Focused Fund

of

FundVantage Trust

Class A Shares

Class I Shares

SEMI-ANNUAL REPORT

October 31, 2021

(Unaudited)

IMPORTANT NOTE: As permitted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports are no longer sent by mail, unless you specifically request paper copies of the shareholder reports from the Fund or from your financial intermediary. Instead, shareholder reports are available on the Tran Capital Focused Fund’s website (www.trancapital.com/tran-capital-fund), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future shareholder reports in paper, free of charge. To elect to receive paper copies of shareholder reports through the mail or otherwise change your delivery method, contact your financial intermediary or, if you hold your shares directly through the Fund, call toll-free at (866) 499-2151 or write to:

Tran Capital Focused Fund

FundVantage Trust

c/o BNY Mellon Investment Servicing

P.O. Box 9829

Providence, RI 02940-8029

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

TRAN CAPITAL FOCUSED FUND

Semi-Annual Report

Performance Data

October 31, 2021

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2021
	Six Months†	1 Year	3 Years	5 Years	10 Years
Class A (with sales charge)	4.56%	41.70%	25.24%	19.84%	14.75%
Class A (without sales charge)	10.01%	49.17%	27.38%	21.07%	15.34%
Russell 3000® Index	8.93%	43.90%	21.62%	18.91%	16.10%
S&P 500® Index	11.85%	24.06%	21.52%	18.95%	16.22%

Average Annual Total Returns for the Periods Ended October 31, 2021
	Six Months†	1 Year	3 Years	5 Years	10 Years
Class I	10.11%	49.61%	27.65%	21.35%	15.62%
Russell 3000® Index	8.93%	43.90%	21.62%	18.91%	16.10%
S&P 500® Index	11.85%	24.06%	21.52%	18.95%	16.22%

†	Not Annualized.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (866) 499-2151.

The returns shown for Class A Shares reflect a deduction for the maximum front-end sales charge of 5.00%. All of the Fund’s share classes apply a 2.00% redemption fee to the value of shares redeemed within 30 days of purchase. This redemption fee is not reflected in the returns shown above. As stated in the current prospectus dated September 1, 2021, the Fund’s “Total Annual Fund Operating Expenses” are 1.82% and 1.57%, and the Fund’s “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” are 1.10% and 0.85% for Class A and Class I Shares, respectively, of the Fund’s average daily net assets. These rates may fluctuate and may differ from the actual expenses incurred by the Fund for the period covered by this report. Tran Capital Management (“the Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by FundVantage Trust (the “Trust”), interest, extraordinary items, “Acquired Fund Fees and Expenses,” and brokerage commissions) do not exceed 0.85% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation shall remain in effect until August 31, 2022, unless the Board of Trustees of FundVantage Trust (“the Trust”) approves its earlier termination. Total returns would be lower had such fees and/or expenses not been waived and/or reimbursed.

All mutual fund investing involves risk, including possible loss of principal. The Fund is non-diversified, which means that a portion of the Fund’s assets may be invested in one or few companies or sectors. The Fund could fluctuate in value more than a diversified fund. The Fund may invest in undervalued securities and is subject to the risk that the securities may not appreciate in value as anticipated.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Index (“S&P 500®”) and the Russell 3000® Index. The S&P 500® is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. The Russell 3000® Index is an unmanaged index that measures the performance of the 3,000 largest U.S. stocks, representing about 98% of the total capitalization of the entire U.S. stock market. It is impossible to invest directly in an index.

1

TRAN CAPITAL FOCUSED FUND

Fund Expense Disclosure

October 31, 2021

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (if any) or redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees (if any) and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from May 1, 2021 through October 31, 2021 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments (if any) or redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2021	Ending Account Value October 31, 2021	Expenses Paid During Period*
Tran Capital Focused Fund
Class A
Actual	$1,000.00	$1,100.10	$5.82
Hypothetical (5% return before expenses)	1,000.00	1,019.66	5.60
Class I
Actual	$1,000.00	$1,101.10	$4.50
Hypothetical (5% return before expenses)	1,000.00	1,020.92	4.33

*

Expenses are equal to an annualized expense ratio for the six-month period ended October 31, 2021 of 1.10% and 0.85% for Class A and Class I shares, respectively, for the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The Fund’s ending account values on the first line in the table are based on the actual six-month total returns for the Fund of 10.01% and 10.11% for Class A and Class I shares, respectively.

2

TRAN CAPITAL FOCUSED FUND

Portfolio Holdings Summary Table

October 31, 2021

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	%of Net
	Assets	Value
COMMON STOCKS:
Technology	25.2%	$16,737,564
Consumer, Non-cyclical	18.5	12,259,839
Communications	17.9	11,868,799
Financial	15.4	10,241,733
Consumer, Cyclical	12.5	8,276,300
Industrial	7.0	4,682,863
Basic Materials	2.1	1,374,088

Total Common Stocks	98.6	65,441,186

Other Assets in Excess of Liabilities	1.4	914,355

NET ASSETS	100.0%	$66,355,541

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

3

TRAN CAPITAL FOCUSED FUND

Portfolio of Investments

October 31, 2021

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — 98.6%
Basic Materials — 2.1%
Sherwin-Williams Co. (The)	4,340	$1,374,088

Communications — 17.9%
Alphabet, Inc., Class A*	1,150	3,405,058
Amazon.com, Inc.*	941	3,173,457
Palo Alto Networks, Inc.*	6,160	3,135,994
Walt Disney Co. (The)*	12,742	2,154,290

		11,868,799

Consumer, Cyclical — 12.5%
Aptiv PLC*	17,223	2,977,684
Lithia Motors, Inc.	8,192	2,615,050
Southwest Airlines Co.*	56,759	2,683,566

		8,276,300

Consumer, Non-cyclical — 18.5%
Catalent, Inc.*	16,442	2,266,694
Danaher Corp.	7,939	2,475,142
Halozyme Therapeutics, Inc.*	73,344	2,792,206
IQVIA Holdings, Inc.*	10,836	2,832,747
PayPal Holdings, Inc.*	8,139	1,893,050

		12,259,839

Financial — 15.4%
AerCap Holdings NV*	57,912	3,419,124
Signature Bank	2,145	638,824
SVB Financial Group*	3,505	2,514,487
Wells Fargo & Co.	71,722	3,669,298

		10,241,733

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Industrial — 7.0%
Ball Corp.	19,494	$1,783,311
Martin Marietta Materials, Inc.	7,381	2,899,552

		4,682,863

Technology — 25.2%
Clarivate PLC*	80,154	1,879,611
Fiserv, Inc.*	22,420	2,208,146
Intuit, Inc.	4,551	2,848,880
Microsoft Corp.	12,230	4,055,713
NVIDIA Corp.	9,092	2,324,552
salesforce.com, Inc.*	11,414	3,420,662

		16,737,564

TOTAL COMMON STOCKS (Cost $41,321,706)		65,441,186

TOTAL INVESTMENTS - 98.6% (Cost $41,321,706)		65,441,186

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.4%		914,355

NET ASSETS - 100.0%		$66,355,541

*	Non-income producing.

PLC Public Limited Company

The accompanying notes are an integral part of the financial statements.

4

TRAN CAPITAL FOCUSED FUND

Statement of Assets and Liabilities

October 31, 2021

(Unaudited)

Assets
Investments, at value (Cost $41,321,706)	$65,441,186
Cash and cash equivalents	1,178,722
Receivables:
Capital shares sold	240
Dividends and interest	1,201
Prepaid expenses and other assets	26,764

Total Assets	66,648,113

Liabilities
Payables:
Investments purchased	188,910
Capital shares redeemed	22,000
Administration and accounting fees	17,324
Transfer agent fees	16,766
Investment adviser	10,708
12b-1 distribution fees (Class A Shares)	6,688
Accrued expenses	30,176

Total Liabilities	292,572

Net Assets	$66,355,541

Net Assets Consisted of:
Capital stock, $0.01 par value	$62,007
Paid-in capital	28,069,872
Total distributable earnings	38,223,662

Net Assets	$66,355,541

Class A Shares:
Net assets	$33,412,047

Shares outstanding	3,235,598

Net asset value, redemption price per share	$10.33

Maximum offering price per share (100/95.00 of $10.33)	$10.87

Class I Shares:
Net assets	$32,943,494

Shares outstanding	2,965,058

Net asset value, offering and redemption price per share	$11.11

The accompanying notes are an integral part of the financial statements.

5

TRAN CAPITAL FOCUSED FUND

Statement of Operations

For the Six Months Ended October 31, 2021

(Unaudited)

Investment income
Dividends	$73,547

Total investment income	73,547

Expenses
Advisory fees (Note 2)	270,867
Transfer agent fees (Note 2)	51,422
Distribution fees (Class A) (Note 2)	40,476
Administration and accounting fees (Note 2)	30,660
Trustees’ and officers’ fees (Note 2)	20,729
Registration and filing fees	20,513
Legal fees	19,768
Shareholder reporting fees	17,279
Audit fees	14,129
Custodian fees (Note 2)	10,502
Other expenses	7,909

Total expenses before waivers and reimbursements	504,254

Less: waivers and reimbursements (Note 2)	(192,905)

Net expenses after waivers and reimbursements	311,349

Net investment loss	(237,802)

Net realized and unrealized gain/(loss) from investments:
Net realized gain from investments	5,294,211
Net realized loss from written options(a)	(49,527)
Net change in unrealized appreciation on investments	1,157,596
Net change in unrealized depreciation on written options(a)	(15,749)

Net realized and unrealized gain on investments	6,386,531

Net increase in net assets resulting from operations	$6,148,729

(a)	Primary risk exposure is equity contracts.

The accompanying notes are an integral part of the financial statements.

6

TRAN CAPITAL FOCUSED FUND

Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2021 (Unaudited)	For the Year Ended April 30, 2021
Net increase/(decrease) in net assets from operations:
Net investment loss	$(237,802)	$(220,070)
Net realized gains from investments and written options	5,244,684	9,801,546
Net change in unrealized appreciation on investments and written options	1,141,847	13,854,343

Net increase in net assets resulting from operations.	6,148,729	23,435,819

Less dividends and distributions to shareholders from:
Total distributable earnings:
Class A	—	(3,745,777)
Class I	—	(2,781,018)

Net decrease in net assets from dividends and distributions to shareholders	—	(6,526,795)

Increase/(decrease) in net assets derived from capital share transactions (Note 4)	(2,150,865)	5,009,261

Total increase in net assets	3,997,864	21,918,285

Net assets
Beginning of period	62,357,677	40,439,392

End of period	$66,355,541	$62,357,677

The accompanying notes are an integral part of the financial statements.

7

TRAN CAPITAL FOCUSED FUND

Financial Highlights

Contained below is per share operating performance data for Class A shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class A
	For the Six Months Ended October 31, 2021 (Unaudited)		For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019	For the Year Ended April 30, 2018	For the Year Ended April 30, 2017
Per Share Operating Performance
Net asset value, beginning of period	$9.39		$6.74	$7.73	$8.60	$9.54	$10.77
Net investment income (loss)(1)	(0.04)		(0.04)	(0.03)	(0.02)	(0.04)	(0.04)
Net realized and unrealized gain on investments	0.98		3.85	0.27	0.79	1.40	1.25

Total from investment operations	0.94		3.81	0.24	0.77	1.36	1.21

Dividends and distributions to shareholders from:
Net realized capital gains	—		(1.16)	(1.23)	(1.64)	(2.30)	(2.44)

Redemption fees	0.00	(2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	—

Net asset value, end of period	$10.33		$9.39	$6.74	$7.73	$8.60	$9.54

Total investment return(3)	10.01%		60.14%	2.11%	12.62%	15.26%	12.64%

Ratios/Supplemental Data
Net assets, end of period (in 000s)	$33,412		$33,768	$22,395	$17,375	$20,580	$24,460
Ratio of expenses to average net assets	1.10	%(4)	1.10%	1.10%	1.10%	1.14%	1.24%
Ratio of expenses to average net assets without waivers and expense reimbursements	1.70	%(4)	1.82%	1.94%	1.69%	1.65%	1.57%
Ratio of net investment loss to average net assets(5)	(0.87	)%(4)	(0.56)%	(0.43)%	(0.23)%	(0.38)%	(0.35)%
Portfolio turnover rate	15	%(6)	66%	58%	51%	50%	42%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized. Total investment return does not reflect the impact of the maximum front-end sales load of 5.00%. If reflected, the return would be lower.

(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

8

TRAN CAPITAL FOCUSED FUND

Financial Highlights (Concluded)

Contained below is per share operating performance data for Class I shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class I
	For the Six Months Ended October 31, 2021 (Unaudited)		For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019	For the Year Ended April 30, 2018	For the Year Ended April 30, 2017
Per Share Operating Performance
Net asset value, beginning of period	$10.09		$7.16	$8.12	$8.93	$9.80	$10.98

Net investment income/(loss)(1)	(0.03)		(0.03)	(0.01)	0.00 (2)	(0.01)	(0.01)
Net realized and unrealized gain on investments	1.05		4.12	0.28	0.83	1.44	1.27

Total from investment operations	1.02		4.09	0.27	0.83	1.43	1.26

Dividends and distributions to shareholders from:
Net realized capital gains	—		(1.16)	(1.23)	(1.64)	(2.30)	(2.44)

Redemption fees	0.00	(2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	—

Net asset value, end of period	$11.11		$10.09	$7.16	$8.12	$8.93	$9.80

Total investment return(3)	10.11%		60.55%	2.40%	12.85%	15.59%	12.86%

Ratios/Supplemental Data
Net assets, end of period (in 000s)	$32,943		$28,590	$18,045	$23,167	$41,982	$66,969
Ratio of expenses to average net assets	0.85	%(4)	0.85%	0.85%	0.85%	0.89%	0.99%
Ratio of expenses to average net assets without waivers and expense reimbursements	1.46	%(4)	1.58%	1.68%	1.44%	1.41%	1.28%
Ratio of net investment income/(loss) to average net assets(5)	(0.62	)%(4)	(0.31)%	(0.16)%	0.02%	(0.14)%	(0.09)%
Portfolio turnover rate	15	%(6)	66%	58%	51%	50%	42%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized. Total investment return does not reflect any applicable sales charge.

(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

9

TRAN CAPITAL FOCUSED FUND

Notes to Financial Statements

October 31, 2021

(Unaudited)

1. Organization and Significant Accounting Policies

The Tran Capital Focused Fund (the “Fund”) is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), which commenced investment operations on September 6, 2007. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers separate classes of shares, Class A and Class I shares. Class A shares are sold subject to a front-end sales charge of 5.00%. Front-end sales charges may be reduced or waived under certain circumstances. A contingent deferred sales charge (“CDSC”) may be applicable to the purchase of Class A shares. A CDSC, as a percentage of the lower of the original purchase price or net asset value at redemption, of up to 1.00% may be imposed on full or partial redemptions of Class A shares made within eighteen months of purchase where: (i) $1 million or more of Class A shares were purchased without an initial sales charge and (ii) the selling broker-dealer received a commission for such sale.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation – The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees (“Board of Trustees"). Options are valued at last sale price. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1	—	quoted prices in active markets for identical securities;

•	Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

10

TRAN CAPITAL FOCUSED FUND

Notes to Financial Statements (Continued)

October 31, 2021

(Unaudited)

The following is a summary of the inputs used, as of October 31, 2021, in valuing the Fund’s investments carried at fair value:

			Level 2
			Other	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	10/31/21	Prices	Inputs	Inputs
Assets
Investments in Securities*	$65,441,186	$65,441,186	$—	$—

Total Assets	$65,441,186	$65,441,186	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Fund had an amount of transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended October 31, 2021, there were no transfers in or out of Level 3.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Distribution (12b-1) fees and shareholder service fees relating to a specific class are charged directly to that class. Fund level expenses common to all classes, investment income and realized and unrealized gains and losses on investments are generally allocated to each class based upon the relative daily net assets of each class. General expenses of the Trust are generally allocated to each fund under methodologies approved by the Board of Trustees. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

Cash and Cash Equivalents — Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.

11

TRAN CAPITAL FOCUSED FUND

Notes to Financial Statements (Continued)

October 31, 2021

(Unaudited)

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to its long-term implications. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers. Fund management is continuing to monitor this development and evaluate its impact on the Fund.

Currency Risk — The Fund may invest in securities of foreign issuers, including American Depositary Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which the Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund’s NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for the Fund is determined on the basis of U.S. dollars, the Fund may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund’s holdings in foreign securities.

Written Options — The Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives and may enter into options written to hedge against changes in interest rates, foreign exchange rates and values of equities. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying asset at a specific price on or before a specified future date. The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Written options are initially recorded as liabilities to the extent of premiums received and subsequently marked to market to reflect the current value of the option written. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. The Fund’s maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid. As of October 31, 2021, the Fund had no written options.

For the six months ended October 31, 2021, the Fund’s quarterly average number of contracts and volume of proceeds from written options were 10 and $21,270, respectively.

12

TRAN CAPITAL FOCUSED FUND

Notes to Financial Statements (Continued)

October 31, 2021

(Unaudited)

2. Transactions with Related Parties and Other Service Providers

Tran Capital Management (the “Adviser”), serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust. For its services, the Advisor is entitled to receive an annual investment advisory fee, paid monthly, comprising 0.85% of the average daily net assets of the Fund. The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, interest, extraordinary items, “Acquired Fund Fees and Expenses “ and brokerage commissions) do not exceed 0.85% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation shall remain in effect until August 31, 2022, unless the Board of Trustees of the Trust approves its earlier termination. Each class of shares of the Fund pays its respective pro-rata portion of the advisory fee payable by the Fund.

For the six months ended October 31, 2021, the Adviser earned advisory fees of $270,867 and waived fees of $192,905.

Other Service Providers

The Bank of New York Mellon (“BNY Mellon") serves as administrator and custodian for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Fund. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

The Trust, on behalf of the Fund, has entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Fund and have agreed to compensate the intermediaries for providing those services. The fees incurred by the Fund for these services are included in Transfer agent fees in the Statement of Operations.

Foreside Funds Distributors LLC (the “Underwriter") provides principal underwriting services to the Fund pursuant to an underwriting agreement between the Trust and the Underwriter.

The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for Class A Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A Shares plan, the Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% on an annualized basis of the average daily net assets of the Fund’s Class A Shares.

Trustees and Officers

The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Fund or the Trust.

JW Fund Management LLC (“JWFM") provides a Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. Alaric Compliance Services LLC (“Alaric”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and Alaric are compensated for their services provided to the Trust.

13

TRAN CAPITAL FOCUSED FUND

Notes to Financial Statements (Continued)

October 31, 2021

(Unaudited)

3. Investment in Securities

For the six months ended October 31, 2021, aggregated purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$9,285,058	$11,475,938

4. Capital Share Transactions

For the six months ended October 31, 2021 and the year ended April 30, 2021, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended
	October 31, 2021		For the Year Ended
	(Unaudited)		April 30, 2021
	Shares	Amount	Shares	Amount
Class A
Sales	57,689	$559,763	728,919	$5,976,251
Reinvestments	—	—	374,745	2,911,770
Redemption Fees*	—	651	—	3,686
Redemptions	(419,629)	(3,943,048)	(829,306)	(6,635,492)

Net increase/(decrease)	(361,940)	$(3,382,634)	274,358	$2,256,215

Class I
Sales	290,187	$2,896,034	399,363	$3,510,789
Reinvestments	—	—	302,654	2,524,139
Redemption Fees*	—	554	—	2,911
Redemptions	(159,845)	(1,664,819)	(387,932)	(3,284,793)

Net increase	130,342	$1,231,769	314,085	$2,753,046

Total net increase/(decrease)	(231,598)	$(2,150,865)	588,443	$5,009,261

*

There is a 2.00% redemption fee that may be charged on shares redeemed which have been held 30 days or less. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

For the year ended April 30, 2021, the tax character of distributions paid by the Fund was $6,526,795 of long-term capital gains dividends.

14

TRAN CAPITAL FOCUSED FUND

Notes to Financial Statements (Concluded)

October 31, 2021

(Unaudited)

As of April 30, 2021, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)
$129,697	$8,967,603	$22,977,633

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Short-term capital gains are reported as ordinary income for federal income tax purposes.

As of the October 31, 2021, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund was as follows:

Federal Tax Cost*	$41,321,706

Unrealized Appreciation	24,391,433
Unrealized Depreciation	(271,953)

Net Unrealized Appreciation	$24,119,480

*

Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and April 30 and late year ordinary losses ((i) ordinary losses between January 1 and April 30, and (ii) specified ordinary and currency losses between November 1 and April 30) as occurring on the first day of the following tax year. For the year ended April 30, 2021 any amount of losses elected within the tax return will not be recognized for federal income tax purposes until May 1, 2021. For the year ended April 30, 2021, the Fund had no short-term capital loss deferrals, long-term capital loss deferrals and ordinary late year loss deferrals.

Accumulated capital losses represent net capital loss carry forwards as of April 30, 2021 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of April 30, 2021, the Fund did not have any capital loss carry forwards.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

15

TRAN CAPITAL FOCUSED FUND

Statement Regarding Liquidity Risk Management Program

(Unaudited)

On October 16, 2016, the Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of FundVantage Trust, on behalf of the Tran Capital Focused Fund (the “Fund”), met on September 21-22, 2021 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the Fund, pursuant to the Liquidity Rule. The Board has appointed a committee of individuals to serve as the program administrator for the Fund’s Program (the “Program Committee”). At the Meeting, the Program Committee provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation and any material changes to the Program as of June 30, 2021 (the “Report”).

The Report described the Program’s liquidity classification methodology. It also described the Program Committee’s methodology in determining whether a Highly Liquid Investment Minimum (a “HLIM”) is necessary and noted that, given the composition of the Fund’s portfolio holdings, a HLIM was not currently required for the Fund.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing liquidity risk, as follow:

A. The Fund’s investment strategy and liquidity of Fund investments during both normal and reasonably foreseeable stressed conditions: As part of the Report, the Program Committee reviewed the Fund’s strategy and its determination that the strategy remains appropriate for an open-end fund structure. This determination was based on the Fund’s holdings of Highly Liquid Investments, the diversification of holdings and the related average position size of the holdings.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions: As part of the Report, the Program Committee reviewed historical net redemption activity and noted that it used this information as a component to establish the Fund’s reasonably anticipated trading size. The Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Program Committee also took into consideration the Fund’s shareholder ownership concentration and the fact that the shares of the Fund are offered through intermediaries. The intermediary agreements increase the likelihood of large unanticipated redemptions, meaning a Fund may not have the ability to conduct an orderly sale of portfolio securities. The amount of assets a Fund has on these platforms is a significant factor in the ability of the Fund to meet redemption expectations. In light of the Fund’s holdings, it was noted that the Fund maintains a high level of liquidity to meet shareholder redemptions under both normal and stressed market conditions.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements: As part of the Report, the Program Committee reviewed any changes in the Fund’s cash and cash equivalents positions in response to current/anticipated redemption activity or market conditions. It was noted that the Fund does not currently have a borrowing or other credit funding arrangement.

16

TRAN CAPITAL FOCUSED FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (866) 499-2151 and on the Securities and Exchange Commission’s (“SEC") website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) as an exhibit to their reports on Form N-PORT. The Trust’s portfolio holdings on Form N-PORT are available on the SEC’s website at http://www.sec.gov.

Board Consideration of Investment Advisory Agreement

At a meeting held by videoconference on June 21-22, 2021 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the Investment Advisory Agreement between Tran Capital Management (“Tran” or the “Adviser”) and the Trust (the “Tran Agreement”) on behalf of the Tran Capital Focused Fund (“Tran Fund”). At the Meeting, the Board considered the continuation of the Tran Agreement with respect to the Tran Fund for an additional one year period.

In determining whether to continue the Tran Agreement for an additional one-year period, the Trustees, including the Independent Trustees, considered information provided by the Adviser in response to a request for information in accordance with Section 15(c) of the 1940 Act (the “Tran 15(c) Response”) regarding (i) the services performed by Tran for the Tran Fund, (ii) the composition and qualifications of Tran’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with the management of the Tran Fund, (iv) investment performance of the Tran Fund, (v) the financial condition of Tran, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Tran Fund and other clients, (viii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on Tran’s ability to service the Tran Fund, and (x) compliance with the Tran Fund’s investment objective, policies and practices (including codes of ethics and proxy voting policies), federal securities laws and other regulatory requirements. In addition to the information in the Tran 15(c) Response, the Trustees received additional information at Board meetings throughout the year covering matters such as the performance of the Tran Fund compared to its Lipper Index and its benchmark; compliance with the Tran Fund’s investment objective, policies, strategy and limitations; the compliance of portfolio management personnel with applicable codes of ethics; and the adherence to pricing procedures as established by the Board.

The Board considered additional information provided by representatives from Tran invited to participate in the Meeting regarding Tran’s history, performance, investment strategy, and compliance program. Representatives of Tran responded to questions from the Board. In addition to the foregoing information, the Trustees also considered other factors they believed to be relevant to considering the continuation of the Tran Agreement, including the specific matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors. After deliberating, the Trustees determined that the overall arrangement between the Tran Fund and Tran, as provided by the terms of the Tran Agreement, including the advisory fee under the Tran Agreement, was fair and reasonable in light of the services provided, expenses incurred and such other matters as the Trustees considered relevant.

The Trustees considered the services provided by Tran to the Tran Fund. The Trustees considered Tran’s personnel and the depth of Tran’s personnel who provide investment management services to the Tran Fund and their experience. Based on the Tran 15(c) Response, the Trustees concluded that (i) the nature, extent and quality of the services provided by Tran are appropriate and consistent with the terms of the Tran Agreement, (ii) that the quality of those services has been, and continues to be, consistent with industry norms, (iii) the Tran Fund is likely to benefit from the continued provision of those services, (iv) Tran has sufficient personnel,

17

TRAN CAPITAL FOCUSED FUND

Other Information (Concluded)

(Unaudited)

with the appropriate skills and experience, to serve the Tran Fund effectively and has demonstrated its continuing ability to attract and retain qualified personnel, and (v) the satisfactory nature, extent, and quality of services currently provided to the Tran Fund is likely to continue under the Tran Agreement.

The Board discussed Tran’s business continuity plan, and its ability to continue to manage the Tran Fund effectively in light of the ongoing COVID-19 pandemic, continuing federal, state and local responses thereto and related volatility in the financial markets.

The Trustees considered the investment performance for the Fund and Tran. The Trustees reviewed the historical performance charts for the year-to-date, one year, two year, three year, five year, ten year and since inception periods ended March 31, 2020 for the Tran Fund, the Lipper Multi-Cap Growth Index, the Tran Fund’s applicable Lipper index and the S&P 500® Total Return Index. The Trustees noted that the Class I shares of the Tran Fund outperformed the Lipper Multi-Cap Growth Index for the year-to-date period ended March 31, 2021 and underperformed the Lipper Multi-Cap Growth Index for the one year, three year, five year and ten year periods ended March 31, 2021. The Trustees noted that the Class I shares of the Tran Fund outperformed the S&P 500® Total Return Index for the one year, three year and five year periods ended March 31, 2021 and underperformed the S&P 500® Total Return Index for the year-to-date and since inception periods ended March 31, 2021.

The Trustees also considered information regarding Tran’s advisory fee and an analysis of these fees in relation to the delivery of services to the Tran Fund and any other ancillary benefit resulting from Tran’s relationship with the Fund. The Trustees considered the fees that Tran charges to its separately managed accounts, and evaluated the explanations provided by Tran as to differences in fees charged to the Funds and separately managed accounts. The Trustees also reviewed a peer comparison of advisory fees and total expenses for the Tran Fund versus other funds in the Fund’s Lipper category with $250 million or less in assets (the “Peer Group”). The Trustees noted that, for the Tran Fund’s Class I shares, the contractual advisory fee was higher than the median contractual advisory fee of the Peer Group and the net total expense ratio was lower than the median net total expense ratio of the Peer Group. The Trustees concluded that the advisory fees and services provided by Tran are consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Tran Fund based on the information provided at the Meeting.

The Trustees considered the costs of the services provided by Tran, the compensation and benefits received by Tran in providing services to the Tran Fund, the profitability and certain additional information related to the financial condition of Tran. In addition, the Trustees considered any direct or indirect revenues received by affiliates of Tran.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Tran Fund grows, and whether the advisory fee levels reflect those economies of scale for the benefit of shareholders. The Trustees considered and determined that economies of scale for the benefit of shareholders should be achieved if assets of the Tran Fund increase because fixed expenses will be spread across a larger asset base. The Trustees also noted that the Tran Fund’s advisory fee does not include “breakpoint” reductions in the advisory fee rates at specific asset levels but that Tran has contractually agreed to waive fees and/or reimburse certain expenses of the Tran Fund for the benefit of shareholders.

At the Meeting, after consideration of all the factors and taking into consideration the information presented, the Board, including the Independent Trustees, unanimously approved the continuation of the Tran Agreement for an additional one-year period. In arriving at their decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the circumstances.

18

[THIS PAGE INTENTIONALLY LEFT BLANK.]

[THIS PAGE INTENTIONALLY LEFT BLANK.]

[THIS PAGE INTENTIONALLY LEFT BLANK.]

Investment Adviser

Tran Capital Management

1000 Fourth Street

Suite 800

San Rafael, CA 94901

Administrator

The Bank of New York

Mellon 301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1800

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Troutman Pepper Hamilton Sanders LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

LAT-1021

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FundVantage Trust

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date: January 3, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date: January 3, 2022

By (Signature and Title)*	/s/ T. Richard Keyes
T. Richard Keyes, Treasurer and
Chief Financial Officer
(principal financial officer)

Date: January 3, 2022

* Print the name and title of each signing officer under his or her signature.